   As filed with the Securities and Exchange Commission on March 1, 1999

                                                     Registration Nos. 033-89028
                                                                        811-8964

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                            Pre-Effective Amendment No.__             [ ]


                            Post-Effective Amendment No.  7           [X]
                                                        ----

                                        and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                               Amendment No.  8                       [X]
                                            ----


                          IL ANNUITY AND INSURANCE CO.
                          ----------------------------
                               SEPARATE ACCOUNT 1
                               ------------------
                           (Exact Name of Registrant)

                        IL ANNUITY AND INSURANCE COMPANY
                        --------------------------------
                               (Name of Depositor)

             2960 North Meridian Street, Indianapolis, Indiana 46208
             -------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (317) 927-6500

Name and Address of Agent for Service:          Copy to:

Janis B. Funk, Esq., Counsel                    Stephen E. Roth, Esq.
Indianapolis Life Insurance Company             Sutherland Asbill & Brennan LLP
2960 North Meridian Street                      1275 Pennsylvania Avenue, N.W.
Indianapolis, Indiana 46208                     Washington, D.C. 20004-2415

                 Approximate date of proposed public offering:
   As soon as practicable after effectiveness of the Registration Statement.

                               -------------------

       It is proposed that this filing will become effective:

            [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

            [ ] on __________ pursuant to paragraph (b) of Rule 485
            [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

            [X]  on May 1, 1999 pursuant to paragraph (a) of the Rule 485


       Title of securities being registered: Units of Interests in a separate account under flexible premium deferred variable annuity contracts and the guarantee of IL Annuity and Insurance Co. relating thereto.

PROSPECTUS                                                  VISIONARY
MAY 1, 1999

Please read this prospectus                                 FLEXIBLE PREMIUM DEFERRED
carefully before investing,                                 VARIABLE ANNUITY
and keep it for future                                             issued by
reference.  It contains                                     IL ANNUITY AND INSURANCE
important information about                                 COMPANY
the Visionary variable                                             through the
annuity.                                                    IL ANNUITY AND INSURANCE CO.
                                                            SEPARATE ACCOUNT 1

To learn more about the                                     The Contract has 16 funding
Contract, you may want to                                   choices--one fixed account
look at the Statement of                                    (paying a guaranteed minimum
Additional Information dated                                fixed rate of interest) and 15
May 1, 1999 (known as the                                   Variable Accounts which invest
"SAI").  For a free copy of                                 in the following mutual fund
the SAI, contact us at:                                     portfolios:

     IL Annuity and Insurance Company
     Administrative Office                                       THE ALGER AMERICAN FUND
     2960 North Meridian Street                                         -       MidCap Growth
     Indianapolis, Indiana  46208                                       -       Small Capitalization
     Telephone:  (800) 388-1331                                  FIDELITY VARIABLE INSURANCE PRODUCTS
                                                                 ("VIP") FUND
IL Annuity and Insurance                                                -       Equity-Income
Company has filed the SAI                                               -       Growth
with the U.S. Securities and                                            -       Money Market
Exchange Commission (the                                         FIDELITY VIP FUND II
"SEC") and has incorporated                                             -       Asset Manager
it by reference into this                                               -       Contrafund
prospectus.  The SAI's table                                            -       Index 500
of contents appears at the                                              -       Investment Grade Bond
end of this prospectus.                                          OCC ACCUMULATION TRUST
                                                                        -       Managed
The SEC maintains an Internet                                           -       Small Cap
website (http://www.sec.gov)                                     T. ROWE PRICE FIXED INCOME
that contains the SAI,                                           SERIES, INC.
material incorporated by                                                -       Limited-Term
reference, and other                                             T. ROWE PRICE INTERNATIONAL
information.                                                     SERIES, INC.
                                                                        -       International Stock
VARIABLE ANNUITY CONTRACTS                                       VAN ECK WORLDWIDE INSURANCE TRUST
INVOLVE CERTAIN RISKS, AND                                              -       Worldwide Hard Assets
YOU MAY LOSE SOME OR ALL OF
YOUR INVESTMENT.

     - The investment performance of the portfolios in which the Variable Accounts invest will vary.
     -    We do not guarantee how any of the portfolios will perform.
     - The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.
     - Neither the U.S. Government nor any federal agency insures your investment in the policy.

          NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

GLOSSARY.....................................................................2
HIGHLIGHTS...................................................................5
     THE CONTRACT............................................................5
     FEES AND CHARGES........................................................8
     ANNUITY PROVISIONS......................................................9
     FEDERAL TAX STATUS......................................................9
FEE TABLE...................................................................10
THE COMPANY AND THE SEPARATE ACCOUNT........................................13
     IL ANNUITY AND INSURANCE COMPANY.......................................13
     IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1........................14
THE FUNDS...................................................................14
     INVESTMENT OBJECTIVES OF THE PORTFOLIOS................................15
     INVESTMENT ADVISERS TO THE FUNDS.......................................18
     AVAILABILITY OF THE FUNDS..............................................19
     ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS......................19
DESCRIPTION OF THE CONTRACT.................................................21
     ISSUING A CONTRACT.....................................................21
     PREMIUM PAYMENTS.......................................................21
     FREE-LOOK PERIOD.......................................................21
     ALLOCATING YOUR PREMIUM PAYMENTS.......................................22
     SEPARATE ACCOUNT VALUE.................................................23
RANSFER.....................................................................24
FULL AND PARTIAL WITHDRAWALS................................................27
CHARGES AND DEDUCTIONS......................................................28
WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)........................28
     CONTRACT FEE...........................................................30
     ASSET-BASED ADMINISTRATION CHARGE......................................30
     TRANSFER FEE...........................................................30
     MORTALITY AND EXPENSE RISK CHARGE......................................31
     FUND EXPENSES..........................................................31
     PREMIUM TAXES..........................................................31
     OTHER TAXES............................................................31
CONTRACT LOANS..............................................................32
DEATH BENEFITS..............................................................33
     DEATH OF PAYEE AFTER THE ANNUITY START DATE............................35
THE MATURITY BENEFIT........................................................35
THE PAY-OUT PHASE -- ANNUITY PAYMENTS.......................................39
     ANNUITY PAYMENTS ON THE ANNUITY START DATE.............................39
PAYOUT PLAN OPTIONS.........................................................40
     ELECTION OF PAYOUT PLAN OPTIONS........................................40
     FIXED ANNUITY PAYMENTS.................................................40
     VARIABLE ANNUITY PAYMENTS..............................................40
     DESCRIPTION OF PAYOUT PLAN OPTIONS.....................................41
HISTORICAL PERFORMANCE DATA.................................................42
FEDERAL TAX MATTERS.........................................................45
     TAXATION OF NON-QUALIFIED CONTRACTS....................................45

     TAXATION OF QUALIFIED CONTRACTS........................................47
     OUR INCOME TAXES.......................................................48
     POSSIBLE TAX LAW CHANGES...............................................48
OTHER PROVISIONS............................................................49
     PAYMENTS...............................................................49
     MODIFICATION...........................................................49
     REPORTS TO OWNERS......................................................50
     INQUIRIES..............................................................50
DISTRIBUTION OF THE CONTRACTS...............................................50
LEGAL PROCEEDINGS...........................................................51
VOTING RIGHTS...............................................................51
COMPANY HOLIDAYS............................................................52
YEAR 2000 MATTERS...........................................................52
FINANCIAL STATEMENTS........................................................52
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......................54
APPENDIX A..................................................................56

                                    GLOSSARY

     For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT -- The measurement we use to calculate the value of each variable account on each Valuation Day before we start making annuity payments to you.

ANNUITANT -- You are the annuitant, unless you state otherwise in your application. The annuitant is the person (or persons) whose life (or lives) determines the dollar amount of the annuity payment benefits we will pay under the Contract and whose death determines the death benefit. The annuitant may not be changed.

ANNUITY START DATE -- The date when we start making annuity payments under the Contract. (The term "Annuity Commencement Date" is use in the Contract.)

ANNUITY SERVICE OFFICE -- USA Administration Services, Inc., the administrator for the Contracts. The mailing address for the Annuity Service Office is P.O. Box 2948, Overland Park, KS 66201-1348 or 12900 Metcalfe Avenue, Overland Park, KS 66213-2620. You can call the Annuity Service Office at 1-888-232-6486.

ANNUITY UNIT -- A measurement we use to calculate the value of your annuity payments if you choose to receive annuity payments from the Variable Accounts.

BENEFICIARY -- The person you name to receive the death benefit if the annuitant dies before we start making annuity payments.

COMPANY ("WE,""US,""OUR") -- IL Annuity and Insurance Company.

CONTINGENT OWNER -- The person or persons you designate to become owner of your annuity following your death.

CONTRACT VALUE -- The total amount you have accumulated under the Contract. It is the total of the money you have in the separate account and the fixed account.

DATE OF ISSUE -- The date we issue your contract. It is shown on the specifications page of the Contract. We measure contract years and contract anniversaries from the Date of Issue and is the date on which the first contract year begins.

DUE PROOF OF DEATH -- Proof of death that we find satisfactory. Such proof may be: (a) a certified copy of the death record; (b) a certified copy of a court decree reciting a finding of death; (c) any other proof we find satisfactory.

ELIGIBLE PREMIUM PAYMENT -- That part of a premium payment that you initially allocated to a particular Eligible Variable Account at the time of payment, provided payment was made at least ten (10) years prior to the Maturity Benefit Date.

ELIGIBLE VARIABLE ACCOUNT -- Currently all variable accounts.

FIXED ACCOUNT -- An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account.

FUNDS -- The open-end management investment company listed on the front page of this Prospectus. This Contract allows you to invest in certain investment portfolios of the Funds.

MATURITY BENEFIT -- A guarantee we provide regarding your Contract's value in the Variable Accounts on the Maturity Benefit Date.

MATURITY BENEFIT DATE -- The later of the annuitant's age 70 or 10 years after the date of issue. Special rules apply to joint owners.

OWNER ("YOU" OR "YOUR") -- The person(s) having the privileges of ownership stated in the Contract. Joint owner may be permitted.

PAYEE -- The person or persons entitled to receive annuity payments. You may name a "successor payee" who will receive any guaranteed annuity payments after the death of the sole surviving payee.

PAY-IN PERIOD -- The period that begins when we issue your Contract and ends when you receive annuity payments. During the pay-in period, earnings accumulate on a tax-deferred basis.

PAYOUT PERIOD -- The period that beings on the Annuity Start Date during which you receive annuity payments based on the money you have accumulated under your Contract.

PAYOUT PLAN --The arrangement you choose under which we pay annuity payments to you after the Annuity Start Date. You may choose whether the dollar amount of the payments you receive will be fixed, or will vary with the investment experience of the variable accounts in which you are invested at that time, or whether you will receive a combination of fixed and variable payments.

PORTFOLIO -- A separate investment portfolio of a Fund in which a variable account invests.

QUALIFIED CONTRACT -- A Contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under sections 401(a), 403(b), 408 or 408A of the Internal Revenue Code.

SEPARATE ACCOUNT -- IL Annuity and Insurance Co. Separate Account 1. a separate investment account divided into variable accounts that we established to receive and invest the premium payments we receive under the Contract. Assets in the separate account are not part of our general account.

VALUATION DAY -- each day on which the New York Stock Exchange ("NYSE") is open for business, except for the holidays listed in this prospectus under "Holidays."

VALUATION PERIOD -- The period beginning at the close of the NYSE on each Valuation Day and ending at the close of the NYSE for the next succeeding Valuation Day.

VARIABLE ACCOUNT -- A subdivision of the Separate Account that invests exclusively in shares of a single portfolio of a Fund. The investment performance of each variable account is linked directly to the investment performance of the portfolio in which it invests.

WRITTEN REQUEST -- Your signed written notice or request. We must receive your written request at the Annuity Service Office and it must be in a form we find satisfactory.

                                   HIGHLIGHTS

     These highlights provide only a brief overview of the more important features of the Visionary contract. More detailed information about the Contract appears later in this Prospectus. Please read this Prospectus carefully.

THE CONTRACT

     An annuity is a contract where you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date chosen by you. The Visionary is a special kind of annuity that is:

     -    FLEXIBLE PREMIUM - you may add premium payments at any time.
     - TAX-DEFERRED - you do not have to pay taxes on earnings until you take money out by a full or partial cash withdrawals, or we make annuity payments to you, or we pay the death benefit.
     - VARIABLE - its value fluctuates with the performance of the mutual fund portfolios in which you invest. You bear the investment risk on the amounts you invest.
     - AVAILABLE WITH RETIREMENT PLANS - you may purchase this annuity in connection with retirement plans, including those that qualify for favorable federal tax treatment.

     Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "pay-out" period. During the pay-in period, you can allocate money to any combination of investment alternatives. Any earnings on your investments accumulate tax-deferred. The pay-out period begins once you start receiving regular annuity payments from your Contract Value. The money you can accumulate during the pay-in period, as well as the annuity payout option you choose, will determine the dollar amount of any annuity payments you receive.

HOW TO INVEST

     You may purchase the Contract with a single payment of $1,000 or more under most circumstances. We will not issue a Contract if you are older than 85 on the date of issue.

     You can pay additional premiums of $1,000 or more with some limitations. Send your premium payments to the Annuity Service Office, P.O. Box 2948, Overland Park, KS 66201-1348 or 12900 Metcalf Avenue, Overland Park, KS 66213-2620. You can call the Service Center office at 1-888-232-6486.

CANCELLATION -- THE 10 DAY FREE-LOOK PERIOD

     You have the right to cancel the Contract for a refund within 10 days after you receive it (or within 20 days if the Contract is replacing another annuity contract or insurance policy). You must return the Contract to our Annuity Service Office along with your written request to cancel the Contract. We will treat the returned Contract as if it were never issued. In some states you may have more than 10 days. The amount that we refund will vary according to state requirements. If we refund your original premium payment, we will put your premium payment to the Money Market Variable Account during the free-look period.

INVESTMENT OPTIONS

     You may invest your money in any of 14 portfolios by directing it into the corresponding variable account. The portfolios now available to you under the Contract are:

     THE ALGER AMERICAN FUND                                OCC ACCUMULATION TRUST
             -   MidCap Growth                                      -    Managed
             -   Small Capitalization                               -    Small Cap
     FIDELITY VIP FUND                                      T. ROWE PRICE FIXED INCOME
             -   Equity-Income                              SERIES, INC.
             -   Growth                                             -    Limited-Term Bond
             -   Money Market                               T. ROWE PRICE INTERNATIONAL
      FIDELITY VIP FUND II                                  SERIES, INC.
             -   Asset Manager                                      -    International Stock
             -   Contrafund                                 VAN ECK WORLDWIDE INSURANCE TRUST
             -   Index 500                                          -    Worldwide Hard Assets
             -   Investment Grade Bond

     Each variable account invests exclusively in shares of one portfolio of a Fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The portfolios are described in the prospectuses for the Funds that accompany this prospectus.

     Depending on market conditions, you can make or loss money in any of the variable accounts. We reserve the right to offer other investment choices in the future.

     The value of your investment in the variable accounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted.

     You may also direct your money to the fixed account and receive a guaranteed rate of return. Money you place in the fixed account will earn interest for one year periods at a fixed rate that is guaranteed by us never to be less than 3.0%.

TRANSFERS

     During the pay-in period, you may transfer your contract value from the Variable Accounts and the fixed account to other Variable Account(s) and the fixed account, subject to certain restrictions. Transfers may reduce the value of Maturity Benefit guarantee.

     Transfers to the fixed account must be at least $1,000. During the pay-in period, you may transfer up to 20% of the fixed account value, as determined at the beginning of the contract year, from the fixed account to one or more of the Variable Accounts in any contract year. We do not charge a fee for transfers from the fixed account to one or more Variable Accounts, nor do we consider such transfers to be transfers for purposes of assessing a transfer charge.

     Once you begin to receive annuity payments, you may make one transfer between the Variable Accounts each contract year.

PARTIAL WITHDRAWALS

     During the pay-in period, you may receive a cash withdrawal of part of your contract value by sending a written request to the Annuity Service Office. The minimum amount you can withdraw is $250.

     Your cash withdrawal may be subject to a withdrawal charge, if you remove the money during the first nine contract years. In any contract year after the first contract year, you may withdraw a portion of your contract value, called the free withdrawal amount, without incurring a withdrawal charge. Withdrawals may reduce the value of the Maturity Benefit guarantee.

     You may have to pay federal income taxes and a penalty tax on any money you withdraw from the Contract. The federal tax laws may prohibit certain premature withdrawals from the Contract before or after the Annuity Start Date.

FULL WITHDRAWAL

     During the pay-in period, you may cancel the Contract and receive its surrender value by sending us a written request. As with partial withdrawals, you may have to pay federal income taxes and a penalty tax on any money you withdraw from the Contract. The federal tax laws may prohibit certain premature withdrawals from the Contract before or after the Annuity Start Date.

DEATH BENEFIT

     We will pay the death benefit to the beneficiary on the annuitant's death before the Annuity Start Date.

     The death benefit will equal the greater of:
        (1)  the sum of premium payments made under the Contract, LESS partial withdrawals as of the date the death benefit is determined; or
        (2)  the contract value as of the date the death benefit is determined.

     In determining the death benefit, we will also subtract any premium taxes that apply.

MATURITY BENEFIT

     The Maturity Benefit guarantees a minimum contract value on the Contract's tenth anniversary, provided certain conditions are met.

     We will not credit your Contract with any Maturity Benefit if you elect to receive annuity payments before the Maturity Benefit Date.

     Transfers and withdrawals from an Eligible Variable Account will reduce the value of the Maturity Benefit.

FEES AND CHARGES

     Withdrawal Charge. We will deduct a withdrawal charge if you withdraw all or part of your contract value during the first nine contract years. The amount of the withdrawal charge depends upon the number of years since we issued your Contract.

     We do not assess a withdrawal charge on the death benefit or on annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.

     The withdrawal charge may be waived in cases of extended hospitalization, long-term care, terminal illness, or to pay for post secondary education, as provided in the Contract.

     Contract Fee. We deduct a quarterly contract fee of $7.50 from your contract value at the end of each contract quarter during the pay-in period and on the date of full withdrawal. Certain exceptions apply.

     Transfer Fee. You may make 12 free transfers each contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a contract year before the Annuity Start Date.

     Mortality and Expense Risk Charge. We will deduct a daily mortality and expense risk charge from your value in the variable accounts at an annual rate of 1.25%. We will continue to deduct this charge after you begin to receive annuity payments if you choose to receive variable annuity payments.

     Asset-Based Administrative Charge. We will deduct a daily administrative charge from your value in the variable account at an annual rate of 0.15%. We will continue to assess this charge after you begin to receive annuity payments if you choose to receive variable annuity payments.

     Premium Taxes. We will deduct state premium taxes, which currently range from up to 3.5%, if your state requires us to pay the tax. If necessary, we will make the deduction either: (a) from premium payments as we receive them,
(b) from your contract value upon partial or full withdrawal, (c) when annuity payments begin, or (d) upon payment of a death benefit.

     Portfolio Fees and Charges. Each portfolio deducts investment charges from the amounts you have invested in the portfolios. These charges range from ___% to ___ %. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

ANNUITY PROVISIONS

     Payout Options. The Contract allows you to receive periodic annuity payments beginning on the Annuity Start Date you select. You may choose among several payout plans. You may receive income payments for a specific period of time or for life, with or without a guaranteed number of payments.

     We will use your adjusted contract value on the Annuity Start Date to calculate the amount of your annuity payments under the payment plan you choose. If you select a variable payout option, the dollar amount of your payments may go up or down depending on the investment results of the portfolios you invest in at that time.

FEDERAL TAX STATUS

     Generally, a distribution, including a full or partial withdrawal or death benefit payment, may be taxed. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal tax status of variable annuity contracts, see "Federal Tax Status."

INQUIRIES

     If you need additional information, please contact us at:

              Service Center
              P.O. Box 2948
              Overland Park, KS 66201-1348

              or 12900 Metcalf Avenue
              Overland Park, KS 66213-2620
              1-888-232-6486.

                                   FEE TABLE

     The Fee Table illustrates the current expenses and fees under the Contract as well as the portfolios' fees and expenses for the 1998 calendar year. The purpose of this table is to help you understand the various costs and expenses that you will pay directly and indirectly.

YOUR TRANSACTION EXPENSES

Sales Charge Imposed on Premium Payments.......................................                  None
Maximum Withdrawal Charge (contingent
  deferred sales charge) as a percentage of
  premium payments(1)..........................................................                 7.0%
Transfer Fee..............................      No fee for first twelve transfers in a contract year

Annualized Contract Fee(2).....................................................       $          30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of net assets)


Mortality and Expense Risk Charge.............................   1.25%

Administrative Expenses.......................................   0.15
                                                                 ----
Total Separate Account Annual Expenses........................   1.40%
                                                                 ====


ANNUAL FUND EXPENSES
(as a percentage of average net assets after expense cap or expense deferral)

                                                                                    Total Annual
                                                                 Other Expenses    Expenses (after
                                              Management Fees        (after          waivers and
           NAME OF PORTFOLIO                  (after waivers)    reimbursement)    reimbursement)
----------------------------------------     -----------------  ----------------  -----------------
Alger American Fund                               _________         _________         _________
  MidCap Growth Portfolio...............

  Small Capitalization Portfolio........          _________         _________         _________

Fidelity VIP Fund                                 _________         _________         _________
  Equity Income Portfolio...............

  Growth Portfolio......................          _________         _________         _________

  Money Market Portfolio................          _________         _________         _________

Fidelity VIP Fund II                              _________         _________         _________
  Asset Manager Portfolio...............

  Contrafund Portfolio..................          _________         _________         _________

  Index 500 Portfolio(3)................          _________         _________         _________

  Investment Grade Bond Portfolio.......          _________         _________         _________

OCC Accumulation Trust                            _________         _________         _________
  Managed Portfolio(4)..................

  Small Cap Portfolio(4)................          _________         _________         _________

T. Rowe Price Fixed Income Series, Inc.           _________         _________         _________
  Limited-Term Bond Portfolio(5)........

T. Rowe Price International Series, Inc.          _________         _________         _________
  International Stock Portfolio(5)......

Van Eck Worldwide Insurance Trust                 _________         _________         _________
  Worldwide Hard Assets Portfolio.......

Premium taxes may be applicable, depending on the laws of various states.

The purpose of these tables is to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table reflects the actual charges and expenses for the separate account and for each portfolio for the fiscal year ended December 31, 1998.

(1) A withdrawal charge is deducted only if a full or partial withdrawal occurs during the first nine years since the date we issued your Contract. We do not assess a withdrawal charge if the Contract terminates due to your death or the annuitant's death, or if you decide to begin to receive annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.
(2) We waive this fee for Qualified Contracts. We also waive this fee for Non-Qualified Contracts with cumulative premium payments of at least $100,000.
(3)      [ADD INFORMATION ON PORTFOLIO FEES AND WAIVERS.]

EXAMPLES

  (NOTE: The examples shown below are entirely hypothetical. They do not represent past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.)

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and charges and expenses reflected in the Fee Table above:

    1. If You surrender your Contract (or if you elect to annuitize under a period certain option for a specified period of less than 10 years) at the end of the applicable time period:

--------------------------------------------------------------------------------------------------------------------

                                          1 Year            3 Years         5 Years         10 Years
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
   MidCap Growth                          $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
   Small Capitalization                   $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
   Equity-Income                          $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
   Growth                                 $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
   Money Market                           $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
   Asset Manager                          $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
   Contrafund                             $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
   Index 500                              $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond                  $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
   Managed                                $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
   Small Cap                              $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED
INCOME SERIES,  INC.
   Limited-Term Bond                      $                 $               $                $
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL
SERIES,  INC.                             $                 $               $                $
   International Stock
--------------------------------------------------------------------------------------------------------------------

         -----------------------------------------------------------------------------------------------------------
         VAN ECK WORLDWIDE INSURANCE
         TRUST                                     $                 $               $                $
            Worldwide Hard Assets
         -----------------------------------------------------------------------------------------------------------

2. If You do not surrender your Contract (or if you elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 10 years) at the end of the applicable time period:

         -----------------------------------------------------------------------------------------------------------
                                                  1 Year            3 Years         5 Years         10 Years
         -----------------------------------------------------------------------------------------------------------
         Alger American Fund
            MidCap Growth                          $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
            Small Capitalization                   $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
         FIDELITY VIP FUND
            Equity-Income                          $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
            Growth                                 $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
            Money Market                           $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
         FIDELITY VIP FUND II
            Asset Manager                          $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
            Contrafund                             $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
            Index 500                              $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
            Investment Grade Bond                  $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
         OCC ACCUMULATION TRUST
            Managed                                $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
            Small Cap                              $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
         T. ROWE PRICE FIXED INCOME
         SERIES,  INC.
            Limited-Term Bond                      $                 $               $                $
         -----------------------------------------------------------------------------------------------------------
         T. ROWE PRICE INTERNATIONAL
         SERIES,  INC.                             $                 $               $                $
            International Stock
         -----------------------------------------------------------------------------------------------------------
         VAN ECK WORLDWIDE
         INSURANCE TRUST                           $                 $               $                $
            Worldwide Hard Assets
         -----------------------------------------------------------------------------------------------------------

        The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also reflect the contract fee of $30 as being assessed on an average contract value of $[30,000,] which translates the contract fee into a [0.10%] charge for the purposes of the examples based on a $1,000 investment.

        THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL. IT DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

                                 THE COMPANY AND THE SEPARATE ACCOUNT

    IL ANNUITY AND INSURANCE COMPANY

             IL Annuity and Insurance Company, formerly known as Sentry Investors Life Insurance Company, is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts on December 21, 1965 and incorporated on March 9, 1966. We changed our name to "IL Annuity and Insurance Company" on January 17, 1995.

             On October 31, 1994, we entered into an assumption reinsurance agreement with Sentry Life Insurance Company ("Sentry"). Under that agreement, Sentry assumed all of our existing insurance in-force and related assets and liabilities.

             On November 1, 1994, we became a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc. ("Indianapolis Life Group"), which is a majority-owned subsidiary of Indianapolis Life Insurance Company. Indianapolis Life Insurance Company is a mutual life insurance company chartered under Indiana law in 1905 with assets as of December 31, 1997 which approximated $1.702 billion.

             At the end of 1997, American United Life Insurance Company ("AUL") and Indianapolis Life Insurance Company took preliminary steps toward an affiliation. At that time, AUL invested $8,910,000 in Indianapolis Life Group and on March 30, 1998 AUL invested an additional $18,090,000. As a result of this investment and related transactions, both companies intend that Indianapolis Life Insurance Company will retain ownership of 75% of the stock of Indianapolis Life Group and AUL will own the remaining 25% of the Indianapolis Life Group stock. The Agreement to Affiliate does contain provisions which would allow AUL to invest additional amounts in Indianapolis Life Group, and potentially to own up to 49.9% of the outstanding Indianapolis Life Group stock. The companies do not currently intend for AUL to make additional investments.

             We are subject to regulation by the Insurance Department of the State of Massachusetts as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this Prospectus are filed with and (where required) are approved by insurance officials in each state and jurisdiction where we sell the Contracts.

    IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

             We established IL Annuity and Insurance Co. Separate Account I (the "separate account") that which is not specifically related to, or dependent on, as a separate account under Massachusetts insurance law on November 1, 1994. The separate account will receive and invest net premium payments made under the Contracts. In addition, the separate account may receive and invest premium payments for any other variable annuity contracts that we issue in the future.

             The assets in the separate account are our property. However, the portion of the assets in the separate account equal to the reserves and other contract liabilities of the separate account are not chargeable with the liabilities arising out of any other business that we conduct and that which is not specifically related to, or dependent on, the separate account. The assets of the separate account are available to cover our general liabilities only to the extent that the separate account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the separate account. We have the right to transfer to the general account any assets of the separate account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations. Income, gains and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to our other income, gains or losses or those of any other separate account.

             The separate account currently is divided into fourteen Variable accounts that are available for investment but may, in the future, include additional Variable accounts. Each Variable Account invests exclusively in shares of a single corresponding fund. The income, gains and losses, whether or not realized, from the assets allocated to each Variable Account are credited to or charged against that Variable Account without regard to income, gains or losses from any other Variable Account.

             The separate account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the separate account or the Company by the SEC. The separate account is also subject to the laws of the State of Massachusetts which regulate the operations of insurance companies domiciled in Massachusetts.

                                   THE FUNDS

             Each Variable Account of the separate account invests in shares of a designated portfolio of a series-type mutual fund. Each Fund currently available under the Contract is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

             The assets of each portfolio are separate from the assets of other portfolios, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

             Each of the Funds is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment manager is responsible for the selection of portfolio investments consistent with the portfolios's investment objectives and policies, and conducts securities trading for the portfolio.

             Certain Variable Accounts invest in portfolios that have similar investment objectives and/or policies. Before choosing Variable Accounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

             In addition, the investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. We make no assurance, and no representation, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

    INVESTMENT OBJECTIVES OF THE PORTFOLIOS

             The investment objectives of the portfolios are:

------------------------------------------------------------------------------

PORTFOLIO                          INVESTMENT OBJECTIVE AND CERTAIN POLICIES

------------------------------------------------------------------------------

THE ALGER                          seeks to obtain long-term capital
AMERICAN MIDCAP                    appreciation. Except during temporary
GROWTH PORTFOLIO                   defensive periods, the Portfolio invests at
                                   least 65% of its total assets in equity
                                   securities of companies that, at the time of
                                   purchase, have total market capitalization
                                   within the range of companies included in the
                                   S&P MidCap 400 Index, updated quarterly. The
                                   S&P MidCap 400 Index is designed to track the
                                   performance of medium capitalization
                                   companies. As of March 31, 1998, the range of
                                   market capitalization of these companies was
                                   $210 million to $14.3 billion.
------------------------------------------------------------------------------------------------------------------------

THE ALGER                          seeks to obtain long-term capital
AMERICAN SMALL                     appreciation. Except during temporary
CAPITALIZATION                     defensive periods, the Portfolio invests at
PORTFOLIO                          least 65% of its total assets in equity
                                   securities of companies that, at the time of
                                   purchase, have total market capitalization
                                   within the range of companies included in the
                                   Russell 2000 Growth Index ("Russell Index") or
                                   the S&P SmallCap 600 Index updated quarterly.
                                   Both indexes are broad indices of small
                                   capitalization stocks. As of March 31, 1997,
                                   the range of market capitalization of the
                                   companies in the Russell Index was $20
                                   million to $4.25 billion; the range of
                                   capitalization of the companies in the S&P
                                   SmallCap 600 Index at that date was $31
                                   million to $3.7 billion.
------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP FUND                  seeks reasonable income by investing primarily
EQUITY-INCOME                      in income-producing equity securities.
PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP FUND                  seeks to achieve capital appreciation by
GROWTH PORTFOLIO                   investing in common stocks and securities
                                   convertible into common stock of companies
                                   that the adviser believes have above-average
                                   growth potential. The Portfolio, however, is
                                   not restricted to any one type of security and
                                   may pursue capital appreciation through the
                                   purchase of bonds and preferred stocks.
------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP FUND                  seeks to earn a high level of current income
MONEY MARKET                       while maintaining a stable $1.00 share price
PORTFOLIO                          by investing in high-quality, short-term
                                   money market securities of different types.
------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP FUND                  seeks to obtain high total return with
ASSET MANAGER                      reduced risk over the long-term by
PORTFOLIO                          allocating its assets among stocks, bonds,
                                   short-term and other instruments of U.S. and
                                   foreign issuers.
------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP FUND                  seeks capital appreciation by investing in
CONTRAFUND PORTFOLIO               companies that the adviser believes to be
                                   undervalued due to an overly pessimistic
                                   appraisal by the public.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP FUND                  seeks to match the total return of the S&P 500
INDEX 500 PORTFOLIO                while keeping expenses low. The adviser
                                   normally invests at least 80% (65% if
                                   Portfolio assets are below $20 million) of the
                                   Portfolio's assets in equity securities of
                                   companies that compose the S&P 500.
------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP FUND                  seeks high current income by investing in
INVESTMENT GRADE                   fixed-income obligations of all types.
BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

OCC ACCUMULATION                   seeks growth of capital over time through
MANAGED PORTFOLIO                  investment in a portfolio consisting of common
                                   stocks, bonds and cash equivalents, the
                                   percentages of which will vary based on
                                   management's assessments of relative
                                   investment values.
------------------------------------------------------------------------------------------------------------------------

OCC ACCUMULATION                   seeks capital appreciation through investment
SMALL CAP PORTFOLIO                in a diversified portfolio of equity
                                   securities of companies with market
                                   capitalizations of under $1 billion.
------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE                      seeks a high level of income consistent with
LIMITED-TERM BOND                  moderate fluctuation in principal value. The
PORTFOLIO                          Portfolio will invest at least 65% of total
                                   assets in short- and intermediate-term,
                                   investment-grade debt securities.
------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE                      seeks long-term growth of capitaL THROUGH
INTERNATIONAL                      investments primarily in common STOCKS OF
STOCK PORTFOLIO                    established, non-u.s. companies.
------------------------------------------------------------------------------------------------------------------------

VAN ECK                            seeks long-term capital appreciation by
WORLDWIDE HARD                     investing globally, primarily in "Hard Asset
ASSETS PORTFOLIO                   Securities" of companies that are directly or
                                   indirectly engaged to a significant extent in
                                   the exploration, development, production or
                                   distribution of one or more of the following:
                                   (a) precious metals, (b) ferrous and
                                   non-ferrous metals, (c) energy, (d) forest
                                   products, (e) real estate, and (f) other basic
                                   non-agricultural commodities.
------------------------------------------------------------------------------------------------------------------------

    WE MAKE NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. YOU CAN FIND MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES AND A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN EACH OF THE PORTFOLIOS AND OF EACH PORTFOLIO'S FEES AND EXPENSES, IN THE PROSPECTUSES FOR THE FUNDS. CURRENT COPIES OF THESE PROSPECTUSES ACCOMPANY THIS PROSPECTUS. YOU SHOULD READ THE INFORMATION CONTAINED IN THE PROSPECTUSES FOR THE FUNDS CAREFULLY BEFORE YOU MAKE ANY DECISION TO DIRECT YOUR MONEY INTO THE VARIABLE ACCOUNTS.

             An investment in a Variable Account, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share.

             We cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the unlikely event that a fund is not available, the Company will do everything reasonably practicable to secure the availability of a comparable fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

    INVESTMENT ADVISERS TO THE FUNDS

             THE ALGER AMERICAN FUND. Fred Alger Management, Inc. ("Alger Management") serves as investment adviser for the MidCap Growth and Small Capitalization Portfolios of The Alger American Fund. Fred Alger & Company, Incorporated, an affiliate of Alger Management, will serve as the portfolios' broker in effecting substantially all of the portfolio transactions on security exchanges.

             FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. The portfolios of the VIP Fund and the VIP Fund II are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Money Market Portfolio, FMR has entered in a subadvisory agreement with FMR Texas, Inc., under which FMR Texas, Inc. has primary responsibility for providing investment management services to the portfolio. On behalf of the Asset Manager Portfolio and the Contrafund Portfolio, FMR has entered into subadvisory agreements with Fidelity Investment Management and Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management and Research (Far East) Inc. ("FMR Far East"), under which those entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) focuses primarily on companies based in Europe, while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

             OCC ACCUMULATION TRUST.. The OCC Trust receives investment advice with respect to each of its portfolios from OpCap Advisors. OpCap Advisors is a subsidiary of Oppenheimer Capital which is a subsidiary of Oppenheimer Financial Corp.

             T. ROWE PRICE FIXED INCOME SERIES, INC. T. Rowe Price Associates, Inc. is responsible for the selection and management of the portfolio investments of T. Rowe Price Limited-Term Bond Portfolio and receives a single, all-inclusive fee based on the portfolio's average daily net assets to cover investment management and operating expenses.

             T. ROWE PRICE INTERNATIONAL SERIES, INC.  Rowe
    Price-Fleming International, Inc. ("Price-Fleming") is responsible for the selection and management of the portfolio's investments. Incorporated in 1979 as a joint venture between T. Rowe Price Associates, Inc. ("T. Rowe Price") and Robert Fleming Holdings Limited ("Fleming"), Price-Fleming receives a single, all-inclusive fee based on the portfolio's average daily net assets to cover investment management and operating expenses.

             VAN ECK WORLDWIDE INSURANCE TRUST. Van Eck Associates Corporation serves as investment adviser and manager to the Van Eck Worldwide Hard Assets Portfolio pursuant to an Advisory Agreement with the Van Eck Trust.

             We have entered into agreements with the investment adviser of several of the Funds whereby each such investment adviser will pay us a servicing fee based on an annual percentage of the average aggregate net assets we invest on behalf of the separate account. These agreements reflect administrative services we provide to the Funds. Payments of such amounts by the Funds will not increase the fees the Funds or their shareholders pay.

    AVAILABILITY OF THE FUNDS

             The separate account purchases shares of each of the Funds in accordance with a participation agreement between the Company and the Fund. The termination provisions of these agreements vary. A summary of the termination provisions of these agreements may be found in the SAI.

    ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

             We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a fund that are held in the separate account or that the separate account may purchase. If the shares of a fund are no longer available for investment or if, in our judgment, further investment in any fund should become inappropriate, we may redeem the shares, if any, of that fund and substitute shares of another fund. We will not substitute any shares attributable to a Contract's interest in a Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

             We also reserve the right to establish additional Variable Accounts of the separate account, each of which would invest in shares of a new corresponding fund having a specified investment objective. We may, in our sole discretion, establish new Variable Accounts or eliminate or combine one or more Variable Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Variable Accounts available to you on a basis that we determine. Subject to obtaining any approvals or consents required by applicable law, we may transfer the assets of one or more Variable Accounts to any other Variable Account if, in our sole discretion, marketing, tax, or investment conditions warrant.

             In the event of any such substitution or change, we may change the Contract to reflect the substitution or change. If we consider it to be in the Owner's and annuitant's best interest, and subject to any approvals that may be required under applicable law, the separate account may be:

             -       operated as a management investment company under the 1940
                     Act,
             - deregistered under that Act if registration is no longer required,
             -       combined with other Company separate
                     accounts,
             -       transferred to another separate account of ours.


             In addition, we may, when permitted by law, restrict or eliminate any voting rights under the Contracts.

             We will continue to pay a Maturity Benefit on premium payments allocated to an Eligible Variable Account if:

    - the portfolio underlying an Eligible Variable Account changes its investment objective;
    - we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the separate account; or
    - shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the separate account and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account.

                          DESCRIPTION OF THE CONTRACT

    ISSUING A CONTRACT

             You may purchase a contract by submitting an application through one of our licensed representatives. A licensed representative is also a registered representative of IL Securities, Inc., or a broker-dealer having a selling agreement with IL Securities, Inc., or a broker-dealer having a selling agreement with such broker-dealer. We may sell contracts to or in connection with retirement plans that do or do not qualify for special federal tax treatment under the Internal Revenue Code. You may not be older than 85 on the date of issue.

    PREMIUM PAYMENTS

             Initial premium payments must be at least $1,000 and no greater than $250,000. You may make subsequent premium payments at any time until the earliest of: (a) the Annuity Start Date; (b) full withdrawal of your contract value; or (c) the date you reach attained age 85 (age 70 1/2 for Qualified Contracts other than Roth IRAs under Internal Revenue Code section 408A). Additional premium payments must be at least $1,000. We will not accept total premiums under the Contract in excess of $250,000. We reserve the right to waive these limitations.

             Under our Automatic Premium Payment Plan, you can select an annual, semi-annual, or monthly payment schedule where we will automatically deduct premium payments from a bank or credit union account or other source. The minimum amount for automatic payments is $1,000.

    FREE-LOOK PERIOD

             The Contract provides for an initial "free-look" period. You have the right to return the Contract within 10 days of receiving it (or within 20 days if the Contract is replacing another annuity contract or insurance policy). In some states, this period may be longer than 10 days. We will cancel the Contract when we receive a written request for cancellation and the returned Contract at our Annuity Service Office before the end of this period.

             The amount that we will refund will vary according to state requirements. In most states, we will refund to you an amount equal to the sum of:

             - the difference between the premium payments paid and the amounts allocated to the Variable Accounts and the fixed account under the Contract; and
             - the contract value as of the date we receive the Contract and the written request for cancellation at our Annuity Service Office.

             You bear the investment risk only for premiums allocated to the Variable Accounts during the period prior to our receipt of the Contract and written request for cancellation.

             A few states require the return of premium payments. If state law requires that we return your premium payments, the amount of the refund will be the greater of:

             -        the premium payments made under the Contract; and
             - the contract value (without reduction of any withdrawal charge) on the date we receive the Contract at our Annuity Service Office, plus any amount that may have been deducted for premium taxes.

    ALLOCATING YOUR PREMIUM PAYMENTS

             Net premium payment is your premium payment minus any applicable premium taxes. You select how we allocate your initial net premium payment among the Variable Accounts and the fixed account. Any allocation must be for at least 1% of a premium payment and be in whole percentages.

             You must properly complete an application for a Contract and send it to our Annuity Service Office along with all the information necessary to process it, including payment of the initial premium payment. Within two valuation days after we receive your application, we will allocate the initial net premium payment, as you designate, to one or more of the Variable Accounts or to the fixed account. If the application is not properly completed, we may retain the premium payment for up to five valuation days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay and we will return your initial premium payment immediately, unless you specifically consent to us retaining the premium payment until the application is complete. Once the application is complete, the initial net premium payment will be allocated within two valuation days as you designated.

             In jurisdictions where we must refund aggregate premium payments in the event you exercise the free-look right, we will place any portion of the initial net premium payments allocated to a Variable Account into the Money Market Variable Account for a 15-day period following the date on which we credit the initial premium payment to the Contract. At the end of that period, we will allocate the amount in the Money Market Variable Account to the Variable Accounts as you designated.

             We will allocate any subsequent net premium payments as of the end of the valuation period in which we receive the payment. We will allocate subsequent payments in accordance with the allocation schedule in effect at the time the premium payment is received. However, you may direct individual payments to a specific Variable Account or to the fixed account (or any combination thereof) without changing the existing allocation schedule. You may change the allocation schedule at any time by written request. If you change the premium payment allocation schedule, it will not change the allocation of existing contract value among the Variable Accounts or the fixed account.

             THE CONTRACT VALUES ALLOCATED TO A VARIABLE ACCOUNT WILL VARY WITH THAT VARIABLE ACCOUNT'S INVESTMENT EXPERIENCE. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION SCHEDULE IN LIGHT OF MARKET CONDITIONS AND THEIR OVERALL FINANCIAL OBJECTIVES.

    SEPARATE ACCOUNT VALUE

             The separate account value will reflect the investment experience of the selected Variable Accounts, any net premium payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum separate account value. A Contract's separate account value depends upon a number of variables, therefore it cannot be predetermined.

             CALCULATING SEPARATE ACCOUNT VALUE. The separate account value is determined at the end of each valuation period. The value will be the aggregate of the values attributable to the Contract in each of the Variable Accounts, determined for each Variable Account by multiplying that Variable Account's unit value for the relevant valuation period by the number of accumulation units of that Variable Account allocated to the Contract.

             NUMBER OF ACCUMULATION UNITS. Any amounts allocated or transferred to the Variable Accounts will be converted into Variable Account accumulation units. The number of accumulation units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Variable Account by the accumulation unit value for that Variable Account at the end of the valuation period during which the amount was allocated or transferred. The number of accumulation units in any Variable Account will be increased at the end of the valuation period by any net premium payments allocated to the Variable Account during the current valuation period and by any amounts transferred to the Variable Account from another Variable Account or from the fixed account during the current valuation period.

             Any amounts transferred, surrendered or deducted from a Variable Account will be processed by canceling or liquidating accumulation units. The number of accumulation units to be canceled is determined by dividing the dollar amount being removed from a Variable Account by the accumulation unit value for that Variable Account at the end of the valuation period during which the amount was removed. The number of accumulation units in any Variable Account will be decreased at the end of the valuation period by:

             - any amounts transferred (including any applicable transfer fee) from that Variable Account to another Variable Account or to the fixed account,
             - any amounts withdrawn or surrendered during that valuation period,
             - any withdrawal charge or premium tax assessed upon a partial withdrawal or surrender, and
             - the quarterly contract fee, if assessed during that valuation period.

             ACCUMULATION UNIT VALUE. The accumulation unit value for each Variable Account's first valuation period was set at $10. The accumulation unit value for a Variable Account is calculated for each subsequent Valuation Period by multiplying the accumulation unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being determined.

             NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Variable Account from one Valuation Period to the next. Each Variable Account has its own Net Investment Factor, which may be greater or less than one. The Net Investment Factor for each Variable Account for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

        (a)  is the net result of:

                  1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; PLUS

                  2. the amount credited or released from reserves for taxes attributed to the operation of the Variable Account; MINUS


                  3. the capital losses, realized or unrealized, charged during the current Valuation Period; MINUS

                  4. any amount charged for taxes or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Variable Account; MINUS

                  5. the amount charged for mortality and expense risk for that Valuation Period; MINUS

                  6. the amount charged for administration for that Valuation Period; and

         (b) is the value of the assets in the Variable Account at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Variable Account occurring during that preceding Valuation Period.

                                   TRANSFERS

         GENERAL. Before the Annuity Start Date and subject to the restrictions described below, you may transfer all or part of the amount in a Variable Account or the fixed account to another Variable Account or the fixed account.

         If you transfer contract value from an Eligible Variable Account, the transfer will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

         Transfers to the fixed account must be at least $1,000. Prior to the Annuity Start Date, you may transfer up to 20% of the fixed account value (as determined at the beginning of the contract year) from the fixed account to one or more of the Variable Accounts in any contract year. No fee is charged for transfers from the fixed account to one or more Variable Accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

         We will make transfers as of the valuation day on which we receive a written request for such transfer at our Annuity Service Office before 4:00 p.m. Eastern Time. Transfers received after 4:00 p.m. Eastern Time will be made as of the next valuation day. There currently is no limit on the total number of transfers that can be made prior to the Annuity Start Date among or between Variable Accounts or to the fixed account.

         TELEPHONE TRANSFERS. You may make transfers by telephone, if we have a valid telephone transfer authorization form on file signed by you. A telephone transfer authorization form that we receive at the Annuity Service Office is valid until you rescind or revoke it in writing, or until we receive a subsequently dated form signed by you.

         We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for such losses if we do not follow those reasonable procedures. Reasonable procedures for telephone transfers include:

         - providing written confirmation for all transfers made by telephone,
         - requiring a form of personal identification prior to acting on telephone instructions, and
         -        tape recording telephone instructions.

         We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, we reserve the right to deny transfers requested by a third party holding your power of attorney where that third party simultaneously requests transfers on behalf of other contract owners.

         TRANSFER FEE. We reserve the right to impose a transfer charge of $25 for the thirteenth and each subsequent request you make to transfer contract value from he Variable Accounts during a single contract year. (See "Charges and Deductions.")

         DOLLAR-COST AVERAGING. You may systematically or automatically transfer (on a monthly or quarterly basis) specified dollar amounts from one or more Variable Accounts or the fixed account to one or more other Variable Accounts. This is known as the dollar-cost averaging method of investment. You must make this election at the time of your application or any time thereafter before the Annuity Start Date by sending us a written request. The fixed dollar amount will purchase more accumulation units of a Variable Account when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

         The minimum transfer amount for dollar-cost averaging is $100 to each Variable Account. Once elected, dollar-cost averaging remains in effect for the life of the Contract until:

         - the separate account value in the Variable Account from which transfers are being made is depleted, and
         - the value of the fixed account is expended if transfers are being made from the fixed account, or
         - until you cancel the election (by written request or by telephone if we have your telephone authorization form on file.

         There is no additional charge for dollar-cost averaging and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the dollar-cost averaging facility at any time and for any reason. Dollar-Cost Averaging from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

         INTEREST SWEEP. Prior to the Annuity Start Date, your may elect to have any interest credited to the fixed account automatically transferred on a quarterly basis to one or more Variable Accounts. There is no charge for interest sweep transfers. An interest sweep transfer is not considered a transfer for purposes of assessing a transfer charge. Amounts transferred out of the fixed account due to an interest sweep transfer are counted toward the 20% of fixed account value that may be transferred out of the fixed account during any contract year.

         AUTOMATIC ACCOUNT BALANCING. If elected at the time of the application or requested at any time before the Annuity Start Date by written request, you may instruct us to automatically balance (on a monthly or quarterly basis) contract value in order to match your currently effective premium payment allocation schedule. Such percentage allocations must be in whole percentages and be at least 1% per allocation. You may start and stop Automatic Account Balancing at any time. There is no additional charge for using Automatic Account Balancing and an account balancing transfer is not considered a transfer for purposes of assessing a transfer charge. We reserve the right to discontinue offering the automatic account balancing service at any time and for any reason. Automatic Account Balancing from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                          FULL AND PARTIAL WITHDRAWALS

         FULL WITHDRAWALS. At any time before the Annuity Start Date, you may surrender the contract for its surrender value. The surrender value is equal to the contract value MINUS

         -        any applicable withdrawal charges; MINUS
         -        any premium taxes not previously deducted; MINUS
         - the contract fee unless waived. For Qualified Plans, any outstanding loan balance is also deducted.

         The surrender value will be determined as of the valuation day on the date that we receive the written surrender request and the Contract at the our Annuity Service Office. The surrender value will be paid in a lump sum unless you request payment under a payout plan option. A full withdrawal may have adverse federal income tax consequences, including a penalty tax. (See "Taxation of Annuities.")

         PARTIAL WITHDRAWALS. At any time before the Annuity Start Date, you may submit a written request to withdraw part of the contract value in amounts not less than $250. The remaining surrender value must equal at least $1,000. If the remaining contract value is reduced to less than $1,000 by the partial withdrawal, we reserve the right to pay you the surrender value in a lump sum. We will withdraw the amount requested from the contract value as of the Valuation Day that the written request requesting the partial withdrawal is received. Any applicable withdrawal charge also will be deducted from the remaining contract value. (See "Withdrawal Charge.")

         You may specify the amount of the partial withdrawal to be made from the Variable Accounts or the fixed account. If you do not so specify, or if the amount in the designated Variable Accounts or fixed account is inadequate to comply with the request, the partial withdrawal will be made on a pro rata basis from the fixed account and Variable Accounts in which contract value is invested based on the proportion that the Variable Account Values and the fixed account value bear to the contract value prior to the partial withdrawal.

         If you withdraw contract value from an Eligible Variable Account, the withdrawal will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

         For purposes of calculating the Maturity Benefit, withdrawals from the Variable Accounts and the fixed account will be accounted for on a last-in, first-out ("LIFO") basis. (See "Maturity Benefit.") For purposes of calculating the withdrawal charge, all withdrawals will be deemed to be first from premium payments, then from earnings. (See "Withdrawal Charge.")

         A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See "Taxation of Annuities.")

         SYSTEMATIC WITHDRAWAL PROGRAM. The Systematic Withdrawal Program provides an automatic monthly or quarterly payment to you from amounts accumulated in the Variable Accounts and/or the fixed account. The minimum amount that may be withdrawn is $100. To use the program, you must maintain a $1,000 balance in the Contract. You may elect to participate in the Systematic Withdrawal Program at any time before the Annuity Start Date by sending a written request to the Annuity Service Office. Once elected, the program remains in effect unless the balance in the Contract drops below $1,000. The program may be canceled at any time by sending a written request, or by calling us provided you have a telephone authorization form on file.

         A withdrawal charge will be assessed on each systematic withdrawal made during the first nine contract years, unless the amount withdrawn qualifies as a free withdrawal amount. (See "Withdrawal Charge -- Free Withdrawal Amount.") Withdrawals under the Systematic Withdrawal Program are permitted an Annual free withdrawal amount during the first contract year. No other charges are deducted for this program.

         All systematic withdrawals will be paid to you on the same day each month, provided that day is a Valuation Day. If it is not, then payment will be made on the next Valuation Day. Systematic withdrawals may be taxable, subject to withholding, and subject to a 10% penalty tax. (See "Federal Tax Matters.") We reserve the right to discontinue offering the Systematic Withdrawal Program at any time and for any reason.

         FULL AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make full and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

         RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Internal Revenue Code section 403(b) retirement programs. Section 403(b)(11) of the Internal Revenue Code restricts the distribution under section 403(b) annuity contracts of:

         -        elective contributions made in years beginning after December
                  31, 1988;
         - earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

         Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

                             CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

         GENERAL. No charge for sales expenses is deducted from premium payments at the time premium payments are paid. However, within certain time limits described below, a withdrawal charge (contingent

\
deferred sales charge) is deducted from the contract value if a full or partial withdrawal is made before the Annuity Start Date. Also, a withdrawal charge is deducted from amounts applied to certain payout plan options. (See "Annuity Payments on the Annuity Start Date".)

         In the event withdrawal charges are not sufficient to cover sales expenses, we bear the loss. Conversely, if the amount of such charges proves more than enough to cover such expenses, we will retain the excess. We do not currently believe that the withdrawal charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets which may include amounts derived from the mortality and expense risk charge.

         CHARGE FOR PARTIAL OR FULL WITHDRAWAL. You will be charged for any partial or full withdrawal of premium payments during the first nine contract years. The withdrawal charge is assessed as a percentage of the amount withdrawn based on the number of years between the request for withdrawal and the date of issue and is based on the rates in the table below. The withdrawal charge is separately calculated for each withdrawal of contract value within the first nine years from the Contract's date of issue. Amounts subject to the withdrawal charge will be deemed to be first from premium payments, then from earnings. No withdrawal charge applies to contract value in excess of aggregate premium payments.

     NUMBER OF       CHARGE AS PERCENTAGE
  CONTRACT YEARS     OF PREMIUM PAYMENTS
 ----------------   ----------------------
     0-6.......              7.0%

     7.........              6.0%

     8.........              4.0%

     9.........              2.0%

     10........              0%


         Any applicable withdrawal charge is deducted pro-rata from the remaining value in the Variable Accounts or fixed account from which the withdrawal is being made. If such remaining separate account value or fixed account value is insufficient for this purpose, the withdrawal charge is deducted pro-rata from all Variable Accounts and the fixed account in which the Contract is invested based on the remaining contract value in each Variable Account and the fixed account.

         FREE WITHDRAWAL AMOUNT. In each contract year after the first contract year, you may withdraw up to 10% of contract value, as determined at the beginning of the contract year, without a withdrawal charge (the "Annual Free Withdrawal Amount"). Any amounts withdrawn in excess of this 10% after the first and through the ninth full contract year will be assessed a withdrawal charge. This right is not cumulative from contract year to contract year. Such withdrawals may be subject to the 10% federal penalty tax if you make them before age 59 1/2. Withdrawals under the Systematic Withdrawal Program are permitted an Annual free withdrawal amount during the first contract year.

         WAIVER OF WITHDRAWAL CHARGE. The withdrawal charge on any full or partial withdrawal if the annuitant or the annuitant's spouse is confined for a specified period to a hospital or a long term care facility. If the annuitant becomes terminally ill prior to the Annuity Start Date, we will waive the withdrawal charge on any full withdrawal or any partial withdrawal, provided the partial withdrawal is at least $500 and a $5,000 balance remains in the accounts after the withdrawal. These types of waivers must be permitted by your state laws, and you must provide us with a written request prior to the Annuity Start Date. The Contract describes these waivers in more detail.

         If your Contract includes a Post-Secondary Education Rider, if you, your spouse, your child or the annuitant is enrolled in a college, university, vocational, technical, trade or business school, we will waive the withdrawal charge on one withdrawal of up to 20% of contract value in each contract year. Withdrawals for education must be made prior to the Annuity Start Date while the annuitant is alive, and must be permitted by state law. The maximum withdrawal permitted under the Post-Secondary Education Rider, when combined with the Annual free withdrawal amount, is 20% of contract value per contract year. Prior to the withdrawal, we must receive at our home office written proof of enrollment satisfactory to us within one (1) year of the date of enrollment. (See "Free Withdrawal Amount" and the "Statement of Additional Information".)

         EMPLOYEE AND AGENT PURCHASES. If permitted by state law, we will waive the withdrawal charge on any full or partial withdrawals from Contracts sold to our agents or employees. This waiver also applies to the Agents or employees of our affiliates and subsidiaries.

CONTRACT FEE

         We deduct from the contract value a quarterly contract fee of $7.50 to reimburse us for administrative expenses relating to the Contract. The fee will be deducted proportionately from each Variable Account and the fixed account at the end of each Contract quarter (or on the date of full surrender of the Contract). This fee does not apply after an annuity payout plan has begun. We do not expect to make a profit on this fee. The contract fee is currently waived for all Qualified Contracts and for Non-Qualified Contracts whose cumulative premium payments on the date the contract fee is assessed are equal to or greater than $100,000. We reserve the right to modify this waiver upon 30 days written notice to you.

ASSET-BASED ADMINISTRATION CHARGE

         We deduct a daily administration charge to compensate us for certain expenses we incur in administrating the Contract. The charge is deducted from the assets of the separate account at an annual rate of 0.15%. This charge will continue to be assessed after annuitization if annuity payments are made on a variable basis. We do not expect to make a profit from this charge.

TRANSFER FEE

         A transfer fee of $25 will be imposed for the 13th and each subsequent transfer that you make during a Contract year. Each written request will be considered to be one transfer, regardless of the number of Variable Accounts affected by the transfer. The transfer fee will be deducted from the Variable Account from which the transfer is made. If a transfer is made from more than one Variable Account at the same time, the transfer fee will be deducted pro-rata from the remaining separate account value in such Variable Account(s). We reserve the right to waive the transfer fee.

MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily mortality and expense risk charge from the assets of the separate account to compensate us for assuming mortality and expense risks. The charge is at a daily rate of 0.003404%. If applied on an annual basis this rate would be 1.25% (approximately 0.90% for mortality risk and 0.35% for expense risk). This charge will continue to be assessed after the Annuity Start Date if annuity payments are made on a variable basis.

         The mortality risk we assume is that annuitants may live for a longer period of time than
                                       28
estimated when the guarantees in the Contract were established. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the Annuity Start Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

FUND EXPENSES

         The net assets of the separate account will reflect the investment advisory fees and other operating expenses incurred by the Funds in which the Variable Accounts have invested. See the accompanying prospectuses for the Funds.

PREMIUM TAXES

         Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes.

         The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted either (a) from premium payments as they are received, (b) from contract value upon full or partial withdrawal, (c) from adjusted contract value upon application to a payout plan option, or (d) upon payment of a death benefit. We, however, reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority.

OTHER TAXES

         We do not currently deduct a charge against the separate account for any federal, state or local taxes (other than premium taxes). We may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes levied by any government entity which the Company determines to have resulted from:

         -      the establishment or maintenance of the separate account,
         -      receipt by the Company of premium payments,
         -      issuance of the Contracts, or
         -      the payment of annuity payments.

                                 CONTRACT LOANS

         If your Contract was issued in connection with retirement programs meeting the requirements of section 403(b) of the Internal Revenue Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of 1984), you may borrow from us using your Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Internal Revenue Code. You should consult your tax and retirement plan advisers prior to taking a contract loan.

         At any time prior to the year you reach age 70 1/2, Owners may borrow the lesser of:

         -        the maximum loan amount permitted under the Internal Revenue
                  Code, and

         - 90% of the surrender value of your Contract less any existing loan amount, determined as of the date of the loan.

         Loans in that exceed the maximum amount permitted under the Internal Revenue Code will be treated as a taxable distribution rather than a loan. The minimum loan amount is $1,000. We will only make contract loans after approving a written application by you. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given.

         When a loan is made, we transfer an amount equal to the amount borrowed from separate account value or fixed account value to the loan account. The loan account is part of our general account and contract value in the loan account does not participate in the investment experience of any Variable Account or fixed account. You must indicate in the loan application from which Variable Accounts or fixed account, and in what amounts, contract value is to be transferred to the loan account. In the absence of any such instructions from you, the transfer(s) are made pro-rata on a last- in, first out ("LIFO") basis from all Variable Accounts having separate account value and from the fixed account. You may repay the loans at any time before the Annuity Start Date. Upon the repayment of any portion of a loan, we will transfer an amount equal to the repayment from the loan account to the Variable Account(s) or fixed account designated by you or according to your current premium payment allocation instructions.

         We charge interest on contract loans at an effective annual rate of 6.0%. We pay interest on the contract value in the loan account at rates we determine from time to time but never less than an effective annual rate of 3.0%. Consequently, the net cost of a loan is the difference between 6.0% and the rate being paid from time to time on the contract value in the loan account. We may declare from time to time higher current interest rates. Different current interest rates may be applied to the loan account than the rest of the fixed account. If not repaid, loans will automatically reduce the amount of any death benefit, the amount payable upon a partial or full withdrawal of contract value and the amount applied on the Annuity Start Date to provide annuity payments.

         If at any time, the loan amount of a Contract exceeds the surrender value, the Contract will be in default. In this event, we will send a written request of default to you stating the amount of loan repayment needed to reinstate the Contract. You will have 60 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 60 days, we will terminate the Contract without value. In addition, in order to comply with the requirements of the Internal Revenue Code, loans must be repaid in substantially equal installments, at least quarterly, over a period of no longer than five years. This can be longer for certain home loans. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under section 403(b) may be adversely affected.

         Any loan amount outstanding upon the death of you or annuitant is deducted from any death benefit paid. In addition, a contract loan, whether or not repaid, will have a permanent effect on the contract value because the investment experience of the separate account and the interest rates applicable to the fixed account do not apply to the portion of contract value transferred to the loan account. The longer the loan remains outstanding, the greater this effect is likely to be.

                                 DEATH BENEFITS

                  DEATH BENEFIT BEFORE THE ANNUITY START DATE

         DEATH OF AN OWNER. If the Contract is owned by joint owners and one owner dies prior to the Annuity Start Date, the surviving owner becomes the sole owner. If the Contract is owned by one person and a contingent owner is named, the contingent owner will become the owner if the sole owner dies. If there is no surviving owner, your estate will become the owner. If you or the joint owner who is the annuitant dies before the Annuity Start Date, then the provisions relating to the death of an annuitant (described below) will govern.

         The following options are available to sole surviving owners or new owners of Non-Qualified Contracts who are not the annuitant:

             (1) If the owner is the spouse of the deceased owner, he or she may continue the Contract as the new owner.

             (2) If the owner is not the spouse of the deceased owner:

                 (a) he or she may elect to receive the contract value, LESS any premium taxes not yet deducted, in a single sum within 5 years of the deceased owner's death; or

                 (b) he or she may elect to receive the contract value paid out under one of the approved payout plan options, provided that distributions begin within one year of the deceased owner's death and the distribution period under the payout plan is for the life of, or for a period not exceeding the life expectancy of, the sole surviving or new owner.

         If he or she does not elect one of the above options, we will pay the contract value five years from the date of the deceased owner's death.

         Under any of these options, sole surviving owners or new owners may exercise all ownership rights and privileges from the date of the deceased owner's death until the date that the contract value is paid. Similar rules apply to Qualified Contracts.

         DEATH OF THE ANNUITANT. If the annuitant dies before the Annuity Start Date, we will pay the death benefit described below to the beneficiaries that you name in a lump sum. You also may name contingent beneficiaries. If you have named two or more primary beneficiaries, they will share equally in the death benefit unless you have specified otherwise. If there are no living primary beneficiaries at the time of the annuitant's death, payments will be made to those contingent beneficiaries who are living when payment of the death benefit is due. If all the beneficiaries have predeceased the annuitant, we will pay the death benefit to you, if living, or the annuitant's estate. In lieu of a lump sum payment, the beneficiary may elect, within 60 days of the date we receive due proof of the annuitant's death, to apply the death benefit to a payout plan option.

         If the annuitant who is also an owner dies, the provisions described immediately above apply except that the beneficiary may only apply the death benefit payment to a payout plan option if:

         (1) payments under the option begin within one (1) year of the annuitant's death; and

         (2) payments under the option are payable over the beneficiary's life or over a period not greater than the beneficiary's life expectancy.

         DEATH BENEFIT AMOUNT. If the annuitant dies before the Annuity Start Date, the death benefit is an amount equal to the greater of:

         (1) aggregate premium payments made under the Contract, LESS partial withdrawals as of the date we receive due proof of the deceased's death and payment instructions; or

         (2) contract value as of the date we receive due proof of the deceased's death and payment instructions;

  LESS any applicable premium taxes not previously deducted. If the Contract is a Qualified Contract, any outstanding loan amount on the date the death benefit is paid will also be deducted.

  DEATH OF PAYEE AFTER THE ANNUITY START DATE

         If the payee dies after the Annuity Start Date, any joint payee becomes the sole payee. If there is no joint Payee, the successor payee becomes the sole payee. If there is no successor payee, the remaining benefits are paid to the estate of the last surviving payee. The death of the payee after the Annuity Start Date will have the effect stated in the payout plan option pursuant to which annuity payments are being made. If you die on or after the Annuity Start Date, any payments that remain must be made at least as rapidly as under the payout plan in effect on the date of your death.

                              THE MATURITY BENEFIT

         If the Contract is in the accumulation phase on the Maturity Benefit Date, we will calculate the Maturity Benefit for each Eligible Variable Account in which you have value. The Maturity Benefit will be credited to the contract value of an Eligible Variable Account only if the value of the Eligible Variable Account on the Maturity Benefit Date is less than:

         - the sum of the Eligible Premium Payments for such Eligible Variable Account, MINUS
         - a percentage of all prior withdrawals and transfers from the Eligible Variable Account.

         Eligible Premium Payments are those premium payments that initially were allocated to a particular Eligible Variable Account at the time of payment, provided the payment was made at least ten (10) years prior to the Maturity Benefit Date.

         The Maturity Benefit to be credited to each Eligible Variable Account on the Maturity Benefit Date is equal to:

         - the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS
         - a percentage of all prior withdrawals and transfers from that Eligible Variable Account; MINUS
         - the value of that Eligible Variable Account on the Maturity Benefit Date.

         The Maturity Benefit Date is the later of the annuitant's age 70 and 10 years after the date of issue. If the Contract is owned by joint owners who are spouses at the time one joint owner dies, the

Maturity Benefit Date will become the date the surviving spouse attains age 70. If the Contract is owned by joint owners who are not spouses and one of the joint owners dies before the Maturity Benefit Date, the Maturity Benefit is not available to the sole surviving owner. Currently, all Variable Accounts are Eligible Variable Accounts. The Van Eck Worldwide Hard Assets Variable Account became an Eligible Variable Account on March 5, 1998. Only new allocations made to the Van Eck Worldwide Hard Assets Variable Account on or after March 5, 1998 will be treated as Eligible premium payments for purposes of calculating the Maturity Benefit on the Maturity Benefit Date, provided the new allocations have been held in that Variable Account for ten (10) years.

         The Maturity Benefit will not be credited to contract value if you choose an Annuity Start Date that is earlier than the Maturity Benefit Date.

         A TRANSFER OR A PARTIAL WITHDRAWAL OF PREMIUM PAYMENTS OUT OF AN ELIGIBLE VARIABLE ACCOUNT WILL REDUCE THE AMOUNT OF ELIGIBLE PREMIUM PAYMENTS HELD IN THE ELIGIBLE VARIABLE ACCOUNT IN THE SAME PROPORTION AS THE TRANSFER OR WITHDRAWAL REDUCED THE VALUE OF THE ELIGIBLE VARIABLE ACCOUNT. EXAMPLES #3, #4 AND #6 BELOW ILLUSTRATE HOW THIS FEATURE OF THE MATURITY BENEFIT WORKS.

         For purposes of calculating the value of an Eligible Variable Account, we deem all transfers and withdrawals to be first a withdrawal of premium payments, then of earnings. Transfers out of an Eligible Variable Account include transfers resulting from Dollar Cost Averaging or Automatic Account Balancing. Withdrawals out of an Eligible Variable Account include withdrawals resulting from the systematic withdrawal payments.

         The following examples illustrate how the Maturity Benefit works:

    EXAMPLE #1:

      Suppose you buy a Contract with a single premium payment of $50,000 at age 55 and immediately allocates the $50,000 to an Eligible Variable Account. You do not withdraw or transfer any amounts from the Eligible Variable Account. As of the Maturity Benefit Date (which is fifteen years later when you are age 70), the $50,000 qualifies as an Eligible Premium Payment because it was made fifteen years prior to the Maturity Benefit Date and so it meets the requirement that payment be made ten years prior to the Maturity Benefit Date.

      On the Maturity Benefit Date (age 70), we will calculate the Maturity Benefit for the Eligible Variable Account. We will total the value of all Eligible Premium Payments in the Eligible Variable Account -- in this case $50,000. If the value of the Eligible Variable Account on the Maturity Benefit Date is less than $50,000, IL Annuity will automatically credit the difference to contract value.

    EXAMPLE #2:

      Assume the same facts as in Example #1, except that you specify an Annuity Start Date of age 65 and begins to receive payments under one of the payout options available under the Contract. At age 70 (the Maturity Benefit Date), we do not calculate the Maturity Benefit and does not credit a Maturity Benefit to contract value. By selecting an Annuity Start Date (age 65) that is earlier than the Maturity Benefit Date (age 70), you forfeited all eligibility for the Maturity Benefit.

    EXAMPLE #3:

      Assume the same facts as in Example #1, except that you transfer $40,000 from the Eligible Variable Account at age 69. At that time, the total value of the Eligible Variable Account is $100,000. The transfer of $40,000 reduced the value of the Eligible Variable Account by 40% ($40,000/$100,000 = .40). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date, the sum of the Eligible Premium Payments is $50,000 and is reduced by 40% to take into account the transfer at age 69 ($50,000 H .40 = $20,000), leaving $30,000 ($50,000 -- $20,000 = $30,000). If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $30,000, we will automatically credit the difference to contract value.

    EXAMPLE #4:

      Assume the same facts as in Example #1, except that at age 65 you deposit (or transfers) an additional $50,000 premium payment into the Eligible Variable Account. At age 69, when the value of the Eligible Variable Account is $150,000, you withdraw $40,000. The withdrawal reduced the value of the Eligible Variable Account by 26.667% ($40,000/$150,000 = .26667). No
    additional transfers or withdrawals are made before the Maturity Benefit Date. On the Maturity Benefit Date, the sum of Eligible Premium Payments is $50,000. (The second premium payment of $50,000 does not qualify as an Eligible Premium Payment because it was made only five years prior to the Maturity Benefit Date and does not meet the requirement that payment be made ten years prior to the Maturity Benefit Date.) This sum is then reduced by 26.667% to take into account the transfer at age 69 ($50,000 H .26667 = $13,333.33), leaving $36,666.67 ($50,000 -- $13,333.33 =
    $36,666.67). If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $36,666.67, we will automatically credit the difference to contract value.

    EXAMPLE #5:

      Assume you deposit premium payments of $5,000 per year into the same Eligible Variable Account beginning at age 55 until the Maturity Benefit Date. By age 70, you had paid $75,000 in premium payments and had taken no withdrawals or transfers. The sum of the Eligible Premium Payments on the Maturity Benefit Date (age 70) is $25,000 because only the five premium payments made prior to age 60 ($5,000 H 5 = $25,000) meet the requirement that payment be made ten years prior to the Maturity Benefit Date. If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $25,000, we will automatically credit the difference to contract value.

    EXAMPLE #6:

      Assume the same facts as in Example #5, except that you transfer $10,000 out of the Eligible Variable Account at age 68 when the value of the Eligible Variable Account is $100,000. The transfer reduced the value of the Eligible Variable Account by 10% ($10,000/$100,000 = .10). The next year, you withdraw $9,000 when the value of the Eligible Variable Account is $90,000. The withdrawal reduced the value of the Eligible Variable Account by 10% ($9,000/$90,000 = .10). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date the sum of the Eligible Premium Payments ($25,000) is reduced by 20% to take into account both the 10% transfer at age 68 and the 10% withdrawal at age 69 ($25,000 H .20 = $5,000), leaving $20,000 ($25,000 --
    $5,000 = $20,000). If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $20,000, we will automatically credit the difference to contract value.

    EXAMPLE #7:

      Spousal joint owners: If the Contract is owned by joint owners who are spouses at the time one of the joint owners dies, the surviving spouse may continue the Contract. The Maturity Benefit Date will become the date the surviving spouse attains age 70. On that date, we will calculate the Maturity Benefit for each Eligible Variable Account with value.

    EXAMPLE #8:

      If the Contract is owned by joint owners who are not spouses and one of the joint owners dies, the Maturity Benefit is not available to the sole surviving owner.

         We will continue to pay a Maturity Benefit on premium payments allocated to an Eligible Variable Account if:

         - the portfolio underlying an Eligible Variable Account changes its investment objective;
         - we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the separate account; or
         - shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the separate account and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account.

                     THE PAY-OUT PHASE -- ANNUITY PAYMENTS

  ANNUITY PAYMENTS ON THE ANNUITY START DATE

         You select the Annuity Start Date. If you do not specify, the Annuity Start Date is the later of the annuitant's age 70 or ten (10) years after the date of issue. For non-qualified contracts, the Annuity Start Date may be no later than the contract anniversary following the annuitant's 85th birthday. For Qualified Contracts purchased in connection with qualified plans under Internal Revenue Code sections 401(a), 401(k), 403(b) and 457, the Internal Revenue Code requires that the Annuity Start Date must be no later than April 1 of the calendar year following the later of the year in which you (a) reach age 70 1/2 or (b) retire and the payment must be made in a specified form or manner. If you are a "5 percent owner" (as defined in the Internal Revenue
Code), or in the case of an IRA that satisfies Internal Revenue Code section 408, the Annuity Start Date must be no later than the date described in (a). Roth IRAs under section 408A of the Internal Revenue Code do not require distributions at any time prior to your death.

         If you change the Annuity Start Date to a date earlier than the Maturity Benefit Date, then you will lose your eligibility for the Maturity Benefit.

         The Annuity Start Date may be changed subject to the following limitations:

         - your written request must be received at the Annuity Service Office at least 31 days before the current Annuity Start Date, and
         - the requested Annuity Start Date must be a contract anniversary or the date on which you fully withdraw the surrender value.

\
         On the Annuity Start Date, the adjusted contract value will be applied under the life income payout plan option with ten years guaranteed, unless you elect to have the proceeds paid under another payment option or to receive the surrender value in a lump sum. (See "Payout Plan Options.") In certain states, the surrender value will be applied to the payout plan option rather than the adjusted contract value. Unless you instruct us otherwise, amounts in the fixed account will be used to provide a fixed-payout plan option and amounts in the separate account will be used to provide a variable payout plan option.

         The adjusted contract value is the contract value:

         (1) MINUS the pro-rated portion of the contract fee (unless the Annuity Start Date falls on the contract quarter);

         (2)    MINUS any applicable premium taxes not yet deducted.

         For Qualified Contracts, the amount of any outstanding loan is also deducted, and distributions must satisfy certain requirements specified in the Internal Revenue Code.

                              PAYOUT PLAN OPTIONS

  ELECTION OF PAYOUT PLAN OPTIONS

         On the Annuity Start Date, the adjusted contract value will be applied under a payout plan option, unless you elect to receive the surrender value in a single sum. (See "Annuity Payments on the Annuity Start Date.") If you have not selected a payout plan option before the Annuity Start Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. You may elect, revoke, or change a payment option at any time before the Annuity Start Date while the annuitant is living. An election of a payout plan option and any revocation or change must be made by written request signed by you and/or the beneficiary, as appropriate. You may elect to apply any portion of the adjusted contract value to any payout plan described below or any other plan that we offer. The payout plans we currently offer provide either variable annuity payments or fixed annuity payments or a combination of both.

         Prior to the Annuity Start Date, you can apply the entire surrender value under a payout plan option, or a beneficiary can apply the death benefit under a payout plan option. The payout plan options available are described below.

         We reserves the right to refuse the election of a payout plan option other than paying the adjusted contract value in a lump sum if the total amount applied to a payout plan option would be less than $2,500, or the amount of payments would be less than $25.

  FIXED ANNUITY PAYMENTS

         Fixed annuity payments are periodic payments we make to the designated annuitant. The payments are of a fixed amount and are guaranteed by us. The amount of each payment depends only on:

         -        the form and duration of the payout plan option chosen,
         -        the age of the annuitant,

         -        the sex of the annuitant (if applicable),
         - the amount applied to purchase the annuity payments and the applicable annuity purchase rates in the Contract.

         The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.0%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

  VARIABLE ANNUITY PAYMENTS

         We determine the dollar amount of the first variable annuity payment in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular payout plan option, the dollar amount of the first variable annuity payment and the first fixed annuity payment would be the same (assuming such fixed payment is based on the minimum guaranteed 3.0% interest rate). However, after the first payment, the amount of each variable annuity payment varies to reflect the net investment performance of the Variable Account(s) that you or annuitant select.

         The net investment performance of a Variable Account is translated into a variation in the amount of variable annuity payments through the use of annuity units. The amount of the first variable annuity payment associated with each Variable Account is applied to purchase annuity units at the annuity unit value for the Variable Account on the Annuity Start Date. The number of annuity units of each Variable Account attributable to a Contract then remains fixed unless an exchange of annuity units is made as described below. Each Variable Account has a separate annuity unit value that changes with each valuation period in substantially the same manner as do accumulation units of the Variable Account.

         The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of annuity units under a Contract of a particular Variable Account by the annuity unit value for the Variable Account for the valuation period which ends immediately preceding the date of each such payment. If the net investment return of the Variable Account for a payment period is equal to the pro-rated portion of the 3.0% annual assumed investment rate, the variable annuity payment attributable to that Variable Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.0% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.0%, the payment for that period will be less than the payment for the prior period. You may choose an assumed interest rate of 3.0%, 4.0%, or 5.0% at the time a variable payout plan is selected.

         After the Annuity Start Date, a annuitant may change the selected Variable Account(s) by written request once per contract year. No charge is assessed for this transfer. Such a change will be made by exchanging annuity units of one Variable Account for another Variable Account on an equivalent dollar value basis. See the SAI for examples of annuity unit value calculations and variable annuity payment calculations.

  DESCRIPTION OF PAYOUT PLAN OPTIONS

         OPTION 1 -- INSTALLMENT INCOME FOR A FIXED PERIOD. The proceeds are paid out in equal monthly installments for a fixed number of years between 1 and 30 years. The amount of the payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payments for each $1,000 applied will not be less than those shown in the Fixed Period Table in section 13 of the Contract. In the event of the payee's death, a successor payee may receive the payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no successor payee, the present value of the remaining payments will be paid to the estate of the last surviving payee.

         OPTION 2 -- INSTALLMENT INCOME IN A FIXED AMOUNT. The proceeds are paid out in equal monthly installments of $5.00 or more for each $1,000 applied until the full amount is paid out. In the event of the payee's death, a successor payee may receive the payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no successor payee, the present value of the remaining payments will be paid to the estate of the last surviving payee.

         OPTION 3 -- ONE LIFE INCOME. The proceeds are paid in monthly installments during the payee's lifetime:

         -        for as long as the payee lives,*
         -        while the payee is living with the guarantee that payments will be made for a period certain of ten years; or
         -        while the payee is living with the guarantee that payments will be made for a period certain of twenty years.

         The amount of each payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payment for each $1,000 applied will not be less than that shown in the One Life Table in section 12 of the Contract. Payments guaranteed for 10 or 20 years certain may be commuted. Payments guaranteed only for the life of the payee may not be commuted.

         OPTION 4 -- JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid out in monthly installments jointly to two payees and after one dies to the surviving Payee.* If one payee dies before the due date of the first payment, the surviving payee will receive payments under the One Life Income Option 3 with payments guaranteed for 10 years certain. The payments may not be commuted.

         The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex). Age will be determined from the last birthday at the due date of the first payment.

    * IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

                          HISTORICAL PERFORMANCE DATA

         From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Variable Accounts. These figures are based on historical earnings and do not indicate or project future performance. We also may, from time to time, advertise or include in sales literature Variable Account performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance, as well as comparisons with unmanaged market indices, appears in the SAI.

         Performance data for the Variable Accounts is based on the investment performance of the corresponding portfolio of a Fund and reflects its expenses. (See the prospectuses for the Funds.)

         The "yield" of the Money Market Variable Account refers to the annualized income generated by an investment in the Variable Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a Variable Account (other than the Money Market Variable Account) refers to the annualized income generated by an investment in the Variable Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

             Yield quotations do not reflect the withdrawal charge.

         The "total return" of a Variable Account refers to return quotations assuming an investment under a Contract has been held in the Variable Account for various periods of time. When a Variable Account or portfolio has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

         The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Variable Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Variable Account (including any withdrawal charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

         In addition to the standard version described above, total return performance information computed on different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the withdrawal charge. In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Variable Accounts.

         We may disclose yield and total returns for the portfolios, including such disclosures for periods prior to the date the Variable Account commenced operations. Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the Variable Accounts. This data is designed to show the performance that could have resulted if the Contract had been in existence during that time.

         Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

         In advertising and sales literature (including illustrations), the performance of each Variable Account may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Variable Account. Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technology ("CDA"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

         Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, CDA, VARDS and Morningstar rank or illustrate such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

         Advertising and sales literature may also compare the performance of each Variable Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

         We may also report other information including the effect of systematic withdrawals, systematic investments and tax-deferred compounding on a Variable Account's investment returns, or returns in general. This information may be illustrated by tables, graphs, or charts. All income and capital gains derived from Variable Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the Variable Account investment experience is positive.

                              FEDERAL TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

         We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts."

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

         We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value and, in the case of a Qualified Contract described below, any portion of an interest in the qualified plan, generally will be treated as a distribution.) When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59-1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

         If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

  TAXATION OF NON-QUALIFIED CONTRACTS

         NON-NATURAL PERSON. If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Contracts owned by natural persons.

         WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

         PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

         -        made on or after the taxpayer reaches age 59 1/2

         -        made on or after the death of an Owner;

         -        attributable to the taxpayer's becoming disabled; or

         - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

         Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

         ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

         TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (b) if distributed under a payout option, they are taxed in the same way as annuity payments.

         TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Annuity Start Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

         WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

         MULTIPLE CONTRACTS. All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

  TAXATION OF QUALIFIED CONTRACTS

         The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

         INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Sections 219 and 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called Simple IRAs under Section 408(p) of the Code, and Roth IRAs under
Section 408A, may also be used in connection with variable annuity contracts. Simple IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, provided the sponsoring employer makes matching or non-elective contributions. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, rather than the usual 10%. Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash, or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 591/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA.

         CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.

         Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

         TAX-SHELTERED ANNUITIES under Section 403(b) of the Code permit public schools and other eligible employers to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes.

         Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

         OTHER TAX ISSUES. You should note that the Contract includes a death benefit that in some cases may exceed the greater of the Premium Payments or the Contract Value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.

         Qualified Contracts (other than Roth IRAs) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  OUR INCOME TAXES

         At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the investment divisions (that is, the Variable Accounts) of the separate account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the separate account or the Contracts.

         Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

  POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

         We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                                OTHER PROVISIONS

  PAYMENTS

         Any full or partial withdrawal, death benefit payment, (or in the case of Qualified Contracts, payment of contract loan proceeds) will usually be paid within seven days of receipt of a written request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of due proof of death. However, payments may be postponed if:

         1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or
         2. the SEC permits by an order the postponement for the protection of owners; or
         3. the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of the value of the separate account's net assets not reasonably practicable.

         If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

         We have the right to defer payment of any full or partial withdrawal or transfer from the fixed account for up to six months from the date we receive your written request for such a surrender or transfer. If payment is not made within 30 days after we receive the documentation necessary to complete the transaction, or such shorter period required by a particular state, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.

  MODIFICATION

         Upon notice to you, we may modify the Contract if:

         1. necessary to permit the Contract or the separate account to comply with any applicable law or regulation issued by a government agency; or
         2. necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or
         3. necessary to reflect a change in the operation of the separate account; or
         4.       the modification provides additional investment options.

         In the event of most such modifications, we will make appropriate endorsement to the Contract.

  REPORTS TO OWNERS

         At least annually, you will mail to you, at your last known address of record, a report setting forth:

         - the contract value (including the contract value in each Variable Account and the fixed account) of the Contract,
         - premium payments paid and charges deducted since the last report,
         - partial withdrawals made since the last report and any further information required by any applicable law or regulation.

  INQUIRIES

         You may make inquiries regarding a Contract by writing to us at our Annuity Service Office.

                         DISTRIBUTION OF THE CONTRACTS

         The Contracts will be offered to the public on a continuous basis. We do not anticipate discontinuing the offering of the Contracts, but reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of IL Securities, Inc. or broker-dealers having selling agreements with IL Securities, Inc. or broker-dealers having selling agreements with such broker-dealers. IL Securities, Inc. is a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc., which, in turn, is a wholly-owned subsidiary of Indianapolis Life Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

         IL Securities, Inc. acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the separate account pursuant to an Underwriting Agreement between us and IL Securities, Inc. IL Securities, Inc. is not obligated to sell any specific number of Contracts. The principal business address for IL Securities, Inc. is P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208.

         We may pay sales commissions to broker-dealers up to an amount equal to 7.2% of the premium payments paid under a Contract. In addition, asset-based trailer commissions of up to 1.25% may be paid. We may also pay up to 1.25% on premium payments to IL Securities to compensate it for certain distribution expenses. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "Charges and Deductions."

                               LEGAL PROCEEDINGS

         We and our affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.

                                 VOTING RIGHTS

         In accordance with our view of current applicable law, we will vote Fund shares held in the separate account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Variable Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

         The number of votes that an owner or annuitant has the right to instruct will be calculated separately for each Variable Account of the separate account, and may include fractional votes. Prior to the Annuity Start Date, an owner holds a voting interest in each Variable Account to which the contract value is allocated. After the Annuity Start Date, the annuitant has a voting interest in each Variable Account from which variable annuity payments are made.

         For each owner, the number of votes attributable to a Variable Account will be determined by dividing the contract value attributable to that owner's Contract in that Variable Account by the net asset value per share of the Fund in which that Variable Account invests. For each annuitant, the number of votes attributable to a Variable Account will be determined by dividing the liability for future variable annuity payments to be paid from that Variable Account by the net asset value per share of the Fund in which that Variable Account invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that Variable Account credited to the annuitant's Contract and annuity unit value of that Variable Account on the date that the number of votes is determined. As variable annuity payments are made to the annuitant, the liability for future payments decreases as does the number of votes.

         The number of votes available to an owner or annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each owner or annuitant having a voting interest in a Variable Account will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Variable Account invests.

         Fund shares as to which no timely instructions are received and shares held by us in a Variable Account as to which no owner or annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Variable Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS

         We are closed on the following holidays: the Friday following Thanksgiving, the day preceding Christmas when Christmas falls on Tuesday through Saturday, the day following Christmas when Christmas falls on Sunday or Monday, and the day following New Year's Day when it falls on a Sunday, the Monday following New Year's Day when New Year's Day falls on a Saturday, and the day preceding or following Independence Day when it falls on Saturday or Sunday.

                               YEAR 2000 MATTERS

         Like all financial services providers, we use systems that may be affected by Year 2000 transition issues. We also rely on service providers, including the portfolios and the administrator, that may be affected by Year 2000 issues. We have developed, and are in the process of implementing, a Year 2000 transition plan. In addition, we are in the process of confirming that the portfolios and its service providers are also engaged in similar transition plans. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on our operations. However, as of the date of this Prospectus, it is not anticipated that owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. We currently anticipates that our systems will be Year 2000 compliant in a timely manner, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair services at that time.

                              FINANCIAL STATEMENTS

         IL Annuity and Insurance Company, formerly known as Sentry Investors Life Insurance Company, became a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc. on November 1, 1994. Just before that date, we entered into an assumption reinsurance agreement with Sentry Life Insurance Company ("Sentry") whereby Sentry assumed all of the insurance in-force and related assets and liabilities from us. The effect of the reinsurance agreement was to transfer all of the insurance related assets and liabilities to Sentry, leaving only bonds, cash and state insurance department licenses to be acquired by the Indianapolis Life Group of Companies, Inc. We did not issue any business through December 31, 1994.

         The audited statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1998 and the related statement of operations for the year then ended and statements of changes in net assets for the two years then ended, as well as the Report of the Independent Auditors, are included in the SAI ("SAI"). Our audited balance sheets as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998, as well as the Report of the Independent Auditors, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

  Additional information about the Contract and the separate account is contained in the SAI. A SAI is available (at no cost) by writing to us at the address shown on the front cover or by calling 1-800-388-1331. The following is the Table of Contents for that Statement.

                                                                                           Page
                                                                                           ----
  Additional Contract Provisions.............................................................2
         The Contract........................................................................2
         Incontestability....................................................................2
         Incorrect Age or Sex................................................................2
         Nonparticipation....................................................................3
         Options.............................................................................3
         Tax Status of the Contracts.........................................................3
Calculation of Variable Account and Adjusted Historic Portfolio Performance Data.............3
         Money Market Variable Account Yields................................................3
         Other Variable Account Yields.......................................................5
         Average Annual Total Returns for the Variable Accounts .............................6
         Non-Standard Variable Account Total Returns ........................................7
         Effect of the Contract Fee on Performance Data .....................................8
         Other Information ..................................................................9
         Variable Account Performance Figures ..............................................10
         Adjusted Historical Portfolio Performance Figures .................................15
Net Investment Factor ......................................................................22
Variable Annuity Payments ..................................................................22
         Assumed Investment Rate ...........................................................23
         Amount of Variable Annuity Payments ...............................................23
         Annuity Unit Value ................................................................24
Addition, Deletion or Substitution of Investments ..........................................25
         Resolving Material Conflicts ......................................................26
Termination of Participation Agreements ....................................................26
         The Alger American Fund ...........................................................26
         Fidelity Variable Insurance Products Fund and Fund II .............................27
         OCC Accumulation Trust ............................................................28
         Royce Capital Fund ................................................................28
         SAFECO Resource Series Trust ......................................................29
         SoGen Variable Funds, Inc. ........................................................30
         T. Rowe Price Fixed Income Series, Inc. ...........................................31
         T. Rowe Price International Series, Inc. ..........................................31
         Van Eck Worldwide Insurance Trust .................................................31
Voting Rights ..............................................................................32
Safekeeping of Account Assets ..............................................................33
Distribution of the Contracts ..............................................................33
Legal Matters ..............................................................................34
Experts ....................................................................................34
OTHER INFORMATION ..........................................................................34
FINANCIAL STATEMENTS .......................................................................34

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

         The following condensed financial information shows accumulation unit values for each Variable Account for each year since the Variable Account started operation. Accumulation unit value is the unit we use to calculate the value of your interest in a Variable Account. Accumulation unit value does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statement of the Separate Account that can be found in the SAI.

-----------------------------------------------------------------------------------------------------------------------------

                                    Alger American Fund: MidCap Growth Variable Account
-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------
  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $10.812                        $12.263                         294,506
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $9.786                         $10.812                         109,955
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $9.786                          2,764
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                    Alger American Fund: Small Capitalization Variable Account
-----------------------------------------------------------------------------------------------------------------------------
                                  Accumulation                   Accumulation                     Number of
                                unit value at                  unit value at                    accumulation
                                the beginning                  the end of the                   units outstanding
                                of the year                    year                             at the end of the
                                                                                                year
-----------------------------------------------------------------------------------------------------------------------------
  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $9.955                         $10.936                         372,229
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $9.675                         $9.955                          181,361
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $9.675                          1,709
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund: Equity-Income Variable Account

-----------------------------------------------------------------------------------------------------------------------------

                                 Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year
-----------------------------------------------------------------------------------------------------------------------------
  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $11.958                        $15.114                         781,937
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.616                        $11.958                         195,400
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.616                         3,789
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                                      Fidelity VIP Fund: Growth Variable Account

-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------

  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $10.868                        $13.240                         462,381
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $9.604                         $10.868                         164,945
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $9.604                          2,199
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

                                Fidelity VIP Fund: Money Market Variable Account

-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------

  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $10.456                        $10.888                         486,050
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.00                         $10.456                         179,504
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $0                              0
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

                               Fidelity VIP Fund: Asset Manager Variable Account

-----------------------------------------------------------------------------------------------------------------------------


                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------

  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------


                                       50


-----------------------------------------------------------------------------------------------------------------------------

  1997                            $11.817                        $14.066                         212,897
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $8.224                         $11.817                         61,512
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $8.224                          255
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                                  Fidelity VIP Fund: Contrafund Variable Account

-----------------------------------------------------------------------------------------------------------------------------
                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------
  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $12.105                        $14.824                         638,524
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.091                        $12.105                         203,860
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.091                         5,731
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

                                   Fidelity VIP Fund: Index 500 Variable Account

-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------

  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $12,734                        $16.672                         826,178
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.514                        $12.734                         193,803
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.514                         3,538
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                       Fidelity VIP Fund: Investment Grade Bond Variable Account

-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------
  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $10.422                        $11.214                         274,009
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.247                        $10.422                         57,476
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.247                         1,668
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                               OCC Accumulation Trust: Managed Variable Account*

-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------

  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $12.567                        $15.160                         672,203
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.380                        $12.567                         133,102
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.380                         161
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                             OCC Accumulation Trust: Small Cap Variable Account*

-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year
-----------------------------------------------------------------------------------------------------------------------------
  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $12.148                        $14.649                         162,435
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.388                        $12.148                         40,024
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.388                         1,182
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

                            T. Rowe Price Fixed Income Series, Inc.: Limited-Term Bond Variable Account

-----------------------------------------------------------------------------------------------------------------------------


                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------
  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------

  1997                            $9.946                         $10.767                         136,902
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.042                        $9.946                          27,325
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.042                         1,485
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------

                               T. Rowe Price International Series, Inc.: International Stock Variable Account

-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year
-----------------------------------------------------------------------------------------------------------------------------

  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $11.780                        $11.979                         368,187
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.487                        $11.780                         122,831
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.487                         2,530
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------

                             Van Eck Worldwide Insurance Trust: Worldwide Hard
                                                  Assets Variable Account**

-----------------------------------------------------------------------------------------------------------------------------

                                  Accumulation                   Accumulation                    Number of
                                unit value at                  unit value at                   accumulation
                                the beginning                  the end of the                  units outstanding
                                of the year                    year                            at the end of the
                                                                                               year

-----------------------------------------------------------------------------------------------------------------------------

  1998                            $                              $
-----------------------------------------------------------------------------------------------------------------------------

  1997                            $12.356                        $11.983                         166,188
-----------------------------------------------------------------------------------------------------------------------------

  1996                            $10.621                        $12.356                         29,990
-----------------------------------------------------------------------------------------------------------------------------

  1995                            $10.00                         $10.621                         58
-----------------------------------------------------------------------------------------------------------------------------
  -------------------

    * Prior to May 1, 1996, OCC Accumulation Trust was called Quest for Value Accumulation Trust.
    ** Prior to May 1, 1997, Van Eck Worldwide Hard Assets Variable Account was called Van Eck Gold and Natural Resources.
    ***  Period from September 1, 1997 to December 31, 1997.

PROSPECTUS
MAY 1, 1999

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Visionary
Choice variable annuity.

To learn more about the Visionary Choice Contract, you may want to look at the Statement of Additional
Information dated May 1, 1999 (known as the "SAI").
For a free copy of the SAI, contact us at:

    IL Annuity and Insurance Company
    Administrative Office
    2960 North Meridian Street
    Indianapolis, Indiana  46208
    Telephone:  (888) 232-6486

We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. The SAI's table of contents appears at the end of this prospectus.

The SEC maintains an Internet website
(http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS,
AND YOU MAY LOSE SOME OR ALL OF YOUR INVESTMENT.

- The investment performance of the portfolios in which the Variable Accounts invest will vary.

- We do not guarantee how any of the portfolios will perform.

- The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.

- Neither the U.S. Government nor any federal agency insures your investment in the policy.

VISIONARY CHOICE

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                       issued by
IL ANNUITY AND INSURANCE COMPANY
                      through the
IL ANNUITY AND INSURANCE CO.
SEPARATE ACCOUNT 1

The Contract has 19 funding choices--one fixed account
(paying a guaranteed minimum fixed rate of interest) and 18 Variable Accounts which invest in the following mutual fund portfolios:

     THE ALGER AMERICAN FUND
         -   MidCap Growth
         -   Small Capitalization
     FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
         -   Equity-Income
         -   Growth
         -   Money Market
     FIDELITY VIP FUND II
         -   Asset Manager
         -   Contrafund
         -   Index 500
         -   Investment Grade Bond
     OCC ACCUMULATION TRUST
         -   Managed
         -   Small Cap
     ROYCE CAPITAL FUND
         -   Royce Micro-Cap
     SAFECO RESOURCE SERIES TRUST
         -   SAFECO Equity
         -   SAFECO Growth
     SoGEN VARIABLE FUNDS, INC.
         -   SoGen Overseas Variable
     T. ROWE PRICE FIXED INCOME SERIES, INC.
         -   Limited-Term Bond
     T. ROWE PRICE INTERNATIONAL SERIES, INC.
         -   International Stock
     VAN ECK WORLDWIDE INSURANCE TRUST
         -   Worldwide Hard Assets



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Glossary  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
ABOUT IL ANNUITY AND THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . 14
THE PORTFOLIOS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
THE PAY-IN PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
TRANSFERS BETWEEN INVESTMENT OPTIONS  . . . . . . . . . . . . . . . . . 23
FEES AND CHARGES  . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
THE PAYOUT PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
Access to Your Money  . . . . . . . . . . . . . . . . . . . . . . . . . 33
CONTRACT LOANS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
DEATH BENEFITS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36
THE LIVING BENEFIT  . . . . . . . . . . . . . . . . . . . . . . . . . . 39
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
INVESTMENT PERFORMANCE OF THE VARIABLE ACCOUNTS . . . . . . . . . . . . 43
VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . 46
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 49
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . 53
Condensed Financial Information . . . . . . . . . . . . . . . . . . . . 54

                                    GLOSSARY

    For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT - The measurement we use to calculate the value of each variable account on each business day before we start making annuity payments to you.

ANNUITANT - You are the annuitant, unless you state otherwise in your application. The annuitant is the person (or persons) whose life (or lives) we use to determine the dollar amount and duration of the annuity payments that we will pay under the Contract and whose death determines the death benefit. You may choose joint annuitants in some cases. You may not change the annuitant you name in the application.

ANNUITY START DATE - The date when we will begin to pay annuity payments to the annuitant. (You are the annuitant, unless you tell us otherwise at the time of your application.)

ANNUITY UNIT - The measurement we use to calculate the value of your annuity payments if you choose to receive annuity payments from the Variable Accounts.

BENEFICIARY - The person you name to receive the death benefit if the annuitant dies before we start making annuity payments.

BUSINESS DAY - Each day on which the New York Stock Exchange is open for business, except for the holidays listed in this prospectus under "Holidays."

COMPANY ("WE," "US," "OUR") - IL Annuity and Insurance Company.

CONTRACT ANNIVERSARY - The same date in each year as the date of issue.

CONTRACT VALUE - The total amount you have accumulated under the Contract. It is equal to the money you have under the Contract in the separate account and the fixed account.

DATE OF ISSUE - The date we issue your Contract. It is shown on the specifications page of the Contract and is the date on which the first contract year begins.

DEATH BENEFIT ANNIVERSARY - Every third contract anniversary beginning on the date of issue.

DUE PROOF OF DEATH - Proof of death that we find satisfactory. Such proof may be: (a) a certified copy of the death record; (b) a certified copy of a court decree reciting a finding of death; (c) any other proof satisfactory to us.

ELIGIBLE PREMIUM PAYMENT - That portion of your first Premium Payment that you allocate to a particular Eligible Variable Account on the date of issue. We use it as a benchmark for calculating the Living Benefit.

ELIGIBLE VARIABLE ACCOUNT - Currently all variable accounts.

FIXED ACCOUNT - An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account.

FUNDS - The open-end management investment company listed on the front page of this Prospectus. This Contract allows you to invest in certain investment portfolios of the Funds.

LIVING BENEFIT - A guarantee we provide regarding your Contract's value in the Variable Accounts on the Living Benefit Date, provided you select the Living Benefit option on your application.

LIVING BENEFIT DATE - 10 years after the date of issue.

OWNER ("YOU" OR "YOUR") - The person(s) having the privileges of ownership stated in the Contract. Joint owner may be permitted.

PAYEE - The person(s) entitled to receive annuity payments. You may name a "Successor Payee" to receive any guaranteed annuity payments after the death of the sole surviving payee.

PAY-IN PERIOD - The period that begins when we issue your Contract and ends when you receive annuity payments. During the pay-in period, earnings accumulate on a tax-deferred basis.

PAYOUT PERIOD - The period that beings on the Annuity Start Date during which you receive annuity payments based on the money you have accumulated under your Contract.

PAYOUT OPTION - The arrangement you choose under which we pay annuity payments to you after the Annuity Start Date. You may choose whether the dollar amount of the payments you receive will be fixed, or will vary with the investment experience of the variable accounts in which you are invested at that time, or whether you will receive a combination of fixed and variable payments.

PORTFOLIO - A separate investment portfolio of a Fund in which a variable account invests.

PREMIUM PAYMENT YEAR - The twelve-month period beginning on the date we receive any premium payment. It is used to calculate the withdrawal charge if you choose the date of premium payment withdrawal charge option.

QUALIFIED CONTRACT - A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code.

SEPARATE ACCOUNT - IL Annuity and Insurance Co. Separate Account 1, a separate investment account divided into variable accounts that we established to receive and invest the premium payments we receive under the Contract. Assets in the separate account are not part of our general account.

SERVICE CENTER - USA Administration Services, Inc., the administrator for the Contracts. The mailing address for the Service Center is P.O. Box 29163, Overland Park, KS 66201-1348 or 12900 Metcalf Avenue, Overland Park, KS 66213-2620. You can call the Service Center office at 1-888-232-6486.

VARIABLE ACCOUNT - A subdivision of the separate account that invests exclusively in shares of a single portfolio of a Fund. The investment performance of each variable account is linked directly to the investment performance of the portfolio in which it invests.

WRITTEN REQUEST - Your signed, written notice or request. We must receive your written request at the Service Center and it must be in a form satisfactory to us.

                                   HIGHLIGHTS

    These highlights provide only a brief overview of the more important features of the Visionary Choice contract. More detailed information about the Contract appears later in this Prospectus. Please read this Prospectus carefully.

THE CONTRACT

    An annuity is a contract where you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date chosen by you. Visionary Choice is a special kind of annuity that is:

-   FLEXIBLE PREMIUM - you may add premium payments at any time.

- TAX-DEFERRED - you do not have to pay taxes on earnings until you take money out by a full or partial cash withdrawals, or we make annuity payments to you, or we pay the death benefit.

- VARIABLE - its value fluctuates with the performance of the mutual fund portfolios in which you invest. You bear the investment risk on the amounts you invest.

- AVAILABLE WITH RETIREMENT PLANS - you may purchase this annuity in connection with retirement plans, including those that qualify for favorable federal tax treatment.

    Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "pay-out" period. During the pay-in period, you can allocate money to any combination of investment alternatives. Any earnings on your investments accumulate tax-deferred. The pay-out period begins once you start receiving regular annuity payments from your Contract Value. The money you can accumulate during the pay-in period, as well as the annuity payout option you choose, will determine the dollar amount of any annuity payments you receive.

HOW TO INVEST

    You may purchase the Contract with a single payment of $1,000 or more under most circumstances. We will not issue a Contract if you are older than 85 on the date of issue.

    You can pay additional premiums of $1,000 or more with some limitations. Send your premium payments to the Service Center, P.O. Box 29163, Overland Park, KS 66201-1348 or 12900 Metcalf Avenue, Overland Park, KS 66213-2620. You can call the Service Center office at 1-888-232-6486.

CANCELLATION -- THE 10 DAY FREE-LOOK PERIOD

    You may return your Contract for a refund within 10 days after you receive it. The amount of the refund will generally be the total purchase payments you paid, plus or minus any gains or losses on the amounts you invested in the variable accounts. We determine the value of the refund as of the date we receive the refunded Contract. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 10 days, or receive a different refund amount. If we refund your original premium payment, we will put your premium payment to the Money Market Variable Account during the free-look period.

INVESTMENT OPTIONS

    You may invest your money in any of 18 portfolios by directing it into the corresponding variable account. The portfolios now available to you under the Contract are:

      THE ALGER AMERICAN FUND                            ROYCE CAPITAL FUND
      -   MidCap Growth                                  -   Royce Micro-Cap
      -   Small Capitalization                           SAFECO RESOURCE SERIES TRUST
      FIDELITY VIP FUND                                  -   SAFECO Equity
      -   Equity-Income                                  -   SAFECO Growth
      -   Growth                                         SoGEN VARIABLE FUNDS, INC.
      -   Money Market                                   -   SoGen Overseas Variable
       FIDELITY VIP FUND II                              T. ROWE PRICE FIXED INCOME SERIES, INC.
      -   Asset Manager                                  -   Limited-Term Bond
      -   Contrafund                                     T. ROWE PRICE INTERNATIONAL SERIES, INC.
      -   Index 500                                      -   International Stock
      -   Investment Grade Bond                          VAN ECK WORLDWIDE INSURANCE TRUST
      OCC ACCUMULATION TRUST                             -   Worldwide Hard Assets
      -   Managed
      -   Small Cap


    Each variable account invests exclusively in shares of one portfolio of a Fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The portfolios are described in the prospectuses for the Funds that accompany this prospectus.

    The value of your investment in the variable accounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted.

    Depending on market conditions, you can make or loss money in any of the variable accounts. We reserve the right to offer other investment choices in the future.

    You may also direct your money to the fixed account and receive a guaranteed rate of return. Money you place in the fixed account will earn interest for one year periods at a fixed rate that is guaranteed by us never to be less than 3.0%.

TRANSFERS

    You have the flexibility to transfer assets within your Contract. At any time during the pay-in period, you may transfer amounts among the variable accounts and between the fixed account and any variable account. Certain restrictions apply to transfers to and from the fixed account. Transfers may reduce the value of the Living Benefit guarantee.

    Once you begin to receive annuity payments, you may make one transfer among the variable accounts each contract year.

ACCESS TO YOUR MONEY

         During the pay-in period, you may receive a cash withdrawal of part of your contract value. The minimum amount you can withdraw is $250. You may also fully withdraw all your value from the Contract and receive its surrender value.

    Full and partial withdrawals may be subject to a withdrawal charge, depending upon the withdrawal charge option you chose at the time of purchase and the timing of the withdrawal. In any contract year after the first contract year, you may withdraw a portion of your contract value, called the free withdrawal amount, without incurring a withdrawal charge.

    Withdrawals will reduce the value of the Living Benefit guarantee.

    You may have to pay federal income taxes and a penalty tax on any money you withdraw from the Contract.

DEATH BENEFIT

    We will pay the death benefit to the beneficiary on the annuitant's death before the Annuity Start Date.

    The death benefit will equal the greater of:
    - the sum of premium payments made under the Contract, LESS partial withdrawals as of the date we determine the death benefit; or

    -    the contract value as of the date we determine the death benefit.

    If you elect the enhanced death benefit option, the enhanced death benefit will be the greater of:
    - the contract value as of the date we determine the enhanced death benefit; or

    - the highest contract value on any Death Benefit Anniversary, adjusted for any premium payments received, withdrawals taken and charges incurred between such Death Benefit Anniversary and the date we determine the enhanced death benefit.

    We set the value of the enhanced death benefit initially on the first Death Benefit Anniversary (that is, the third Contract anniversary) and reset it every third Contract Anniversary if the value is greater. Once reset, this value will never decrease unless you make a partial withdrawal.

    In determining both the enhanced and the standard death benefit, we will subtract any applicable premium taxes not previously deducted.

    A different death benefit calculation applies if the annuitant dies at or after age 75.

LIVING BENEFIT

    The Living Benefit guarantees a minimum contract value on the Contract's tenth anniversary, provided certain conditions are met.

    We will not credit your Contract with any Living Benefit if you elect to receive annuity payments before the Living Benefit Date.

    Transfers and withdrawals from an Eligible Variable Account will reduce the value of the Living Benefit.

FEES AND CHARGES

    Withdrawal Charge. We will deduct a withdrawal charge if you withdraw all or part of your contract value during certain time periods. The amount of the withdrawal charge depends on the withdrawal charge option and free withdrawal option you choose at the time you purchase the Contract.

    We do not assess a withdrawal charge on the death benefit or on annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.

    You may choose between two withdrawal charge options. If you choose the DATE OF ISSUE WITHDRAWAL CHARGE OPTION, we will calculate the withdrawal charge from the date of issue. If you choose the DATE OF PREMIUM PAYMENT WITHDRAWAL CHARGE OPTION, we will calculate the withdrawal charge from the date you make a premium payment.

    In any contract year after the first contract year, you may withdraw a portion of your contract value without incurring a withdrawal charge. This amount is called the free withdrawal amount.

    The withdrawal charge may be waived in cases of extended hospitalization, long-term care, terminal illness, or to pay for post secondary education, as provided in the Contract.

    Contract Fee. We deduct a quarterly contract fee of $7.50 from your contract value at the end of each contract quarter during the pay-in period and on the date of full withdrawal. Certain exceptions apply.

    Transfer Fee. You may make 12 free transfers each contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a contract year before the Annuity Start Date.

    Mortality and Expense Risk Charge. We will deduct a daily mortality and expense risk charge from your value in the variable accounts at an annual rate
of 1.25%.   We will continue to deduct this charge after you begin to receive annuity payments if you choose to receive variable annuity payments.

    Asset-Based Administrative Charge. We will deduct a daily administrative charge from your value in the variable account at an annual rate of 0.15%. We will continue to assess this charge after you begin to receive annuity payments if you choose to receive variable annuity payments.

    Premium Taxes. We will deduct state premium taxes, which currently range from up to 3.5%, if your state requires us to pay the tax. If necessary, we will make the deduction either: (a) from premium payments as we receive them,
(b) from your contract value upon partial or full withdrawal, (c) when annuity payments begin, or (d) upon payment of a death benefit.

    Portfolio Fees and Charges. Each portfolio deducts investment charges from the amounts you have invested in the portfolios. These charges range from ___% to ___ %. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

ANNUITY PROVISIONS

    Payout Options. The Contract allows you to receive periodic annuity payments beginning on the Annuity Start Date you select. You may choose among several payout plans. You may receive income payments for a specific period of time or for life, with or without a guaranteed number of payments.

    We will use your adjusted contract value on the Annuity Start Date to calculate the amount of your annuity payments under the payment plan you choose. If you select a variable payout option, the dollar amount of your payments may go up or down depending on the investment results of the portfolios you invest in at that time.

FEDERAL TAX STATUS

    Generally, a distribution, including a full or partial withdrawal or death benefit payment, may be taxed. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal tax status of variable annuity contracts, see "Federal Tax Status."

INQUIRIES

    If you need additional information, please contact us at:

             Service Center
             P.O. Box 29163
             Overland Park, KS 66201-1348

             or 12900 Metcalf Avenue
             Overland Park, KS 66213-2620
              1-888-232-6486.

                                   FEE TABLE

    The Fee Table illustrates the current expenses and fees under the Contract as well as the portfolios' fees and expenses for the 1998 calendar year. The purpose of this table is to help you understand the various costs and expenses that you will pay directly and indirectly.


YOUR TRANSACTION EXPENSES

             Sales Charge Imposed on Premium Payments  . . . . . . . . . . . . . . . . . .             None
             Maximum Withdrawal Charge (contingent
               deferred sales charge) as a percentage of
               premium payments(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7.0%

             Transfer Fee  . . . . . . . . . . . . . .  No fee for first twelve transfers in a contract year

             Annualized Contract Fee(2)  . . . . . . . . . . . . . . . . . . . . . . . . .   $           30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of net assets)

                                         Mortality and Expense Risk Charge . . . . . . . 1.25%
                                         Administrative Expenses . . . . . . . . . . . . 0.15
                                                                                         ----
                                           Total Separate Account Annual Expenses  . . . 1.40%
                                                                                         ====

ANNUAL FUND EXPENSES

(as a percentage of average net assets after expense cap or expense deferral)



                                                                                            TOTAL ANNUAL
                                                                        OTHER EXPENSES     EXPENSES (AFTER
                                                    MANAGEMENT FEES        (AFTER           WAIVERS AND
                 NAME OF PORTFOLIO                  (AFTER WAIVERS)     REIMBURSEMENT)     REIMBURSEMENT)
                 -----------------                  ---------------     -------------      -------------
         Alger American Fund
           MidCap Growth Portfolio . . . . .             -------           -------            -------

           Small Capitalization Portfolio  .             -------           -------            -------

         Fidelity VIP Fund
           Equity Income Portfolio . . . . .             -------           -------            -------

           Growth Portfolio  . . . . . . . .             -------           -------            -------

           Money Market Portfolio  . . . . .             -------           -------            -------

         Fidelity VIP Fund II
           Asset Manager Portfolio . . . . .             -------           -------            -------

           Contrafund Portfolio  . . . . . .             -------           -------            -------

           Index 500 Portfolio . . . . . . .             -------           -------            -------

           Investment Grade Bond Portfolio               -------           -------            -------

         OCC Accumulation Trust
           Managed Portfolio . . . . . . . .             -------           -------            -------
                                                       ---------

           Small Cap Portfolio . . . . . . .             -------           -------            -------
         Royce Capital Fund                                -
          Royce Mid-Cap Portfolio
                                                       ---------
         SAFECO Resources Series Trust
          SAFECO Equity Portfolio
                                                       ---------
          SAFECO Growth Portfolio                        -------
         SoGen Variable Funds, Inc.
                                                       ---------
           SoGen Overseas Portfolio
                                                       ---------
         T. Rowe Price Fixed Income Series, Inc.
            Limited-Term Bond Portfolio(5)               -------           -------            -------

          T. Rowe Price InternationalSeries, Inc.
            International Stock Portfolio(5)  . . .      -------           -------            -------

        Van Eck Worldwide Insurance Trust
          Worldwide Hard Assets Portfolio              -------           -------            -------


(1) The amount of the withdrawal charge depends on the withdrawal charge option and free withdrawal option you choose at the time you purchase the Contract. We do not assess a withdrawal charge if the Contract terminates due to your death or the annutant's death, or if you decide to begin to receive annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.
(2) We aive this fee for Qualified Contracts. We also waive this fee for Non-Qualified Contracts with cumulative premium payments of at least $100,000.
(3)      [ADD INFORMATION ON PRTFOLIO FEES AND WAIVERS.]

The purpose of these tables is to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table reflects the actual charges and expenses for the separate account and for each portfolio for the fiscal year ended December 31, 1998.

EXAMPLES

   (NOTE: The examples shown below are entirely hypothetical. They do not represent past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.)

   Examples 1 and 2 show expenses for Contracts with a DATE OF ISSUE WITHDRAWAL CHARGE OPTION.

   You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and charges and expenses reflected in the Fee Table above:

   1. If You surrender your Contract (or if you elect to annuitize under a period certain option for a specified period of less than 10 years) at the end of the applicable time period:

               ------------------------------------------------------------------------------------------------
                                                      1 YEAR            3 YEARS        5 YEARS      10 YEARS
                                                      ------            -------        -------      --------
               ------------------------------------------------------------------------------------------------

               ALGER AMERICAN FUND
                  MidCap Growth                       $                 $              $                 $
               ------------------------------------------------------------------------------------------------
                  Small Capitalization                $                 $              $                 $
               ------------------------------------------------------------------------------------------------
               FIDELITY VIP FUND
                  Equity-Income                       $                 $              $                 $
               ------------------------------------------------------------------------------------------------
                  Growth                              $                 $              $                 $
               ------------------------------------------------------------------------------------------------
                  Money Market                        $                 $              $                 $
               ------------------------------------------------------------------------------------------------
               FIDELITY VIP FUND II
                  Asset Manager                       $                 $              $                 $
               ------------------------------------------------------------------------------------------------
                  Contrafund                          $                 $              $                 $
               ------------------------------------------------------------------------------------------------
                  Index 500                           $                 $              $                 $
               ------------------------------------------------------------------------------------------------
                  Investment Grade Bond               $                 $              $                 $
               ------------------------------------------------------------------------------------------------
               OCC ACCUMULATION TRUST
                  Managed                             $                 $              $                 $
               ------------------------------------------------------------------------------------------------
                  Small Cap                           $                 $              $                 $
               ------------------------------------------------------------------------------------------------

               ------------------------------------------------------------------------------------------------
               ROYCE CAPITAL FUND                     $                 $              $                 $
                  Royce Micro-Cap
               ------------------------------------------------------------------------------------------------
               SAFECO RESOURCES SERIES TRUST          $                 $              $                 $
                  SAFECO Equity
               ------------------------------------------------------------------------------------------------
                  SAFECO Growth                       $                 $              $                 $
               ------------------------------------------------------------------------------------------------
               SoGEN VARIABLE FUNDS, INC.             $                 $              $                 $
                  SoGen Overseas Variable
               ------------------------------------------------------------------------------------------------
               T. ROWE PRICE FIXED INCOME SERIES,     $                 $              $                 $
               INC.
                  Limited-Term Bond
               ------------------------------------------------------------------------------------------------
               T. ROWE PRICE INTERNATIONAL SERIES,    $                 $              $                 $
               INC.
                  International Stock
               ------------------------------------------------------------------------------------------------
               VAN ECK WORLDWIDE INSURANCE TRUST      $                 $              $                 $
                  Worldwide Hard Assets
               ------------------------------------------------------------------------------------------------


2. If You do not surrender your Contract (or if you elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 10 years) at the end of the applicable time period:


               ------------------------------------------------------------------------------------------------
                                                      1 YEAR         3 YEARS      5 YEARS       10 YEARS
               ------------------------------------------------------------------------------------------------
               ALGER AMERICAN FUND
                  MidCap Growth                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Small Capitalization                $              $            $                 $
               ------------------------------------------------------------------------------------------------
               FIDELITY VIP FUND
                  Equity-Income                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Growth                              $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Money Market                        $              $            $                 $
               ------------------------------------------------------------------------------------------------
               FIDELITY VIP FUND II
                  Asset Manager                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Contrafund                          $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Index 500                           $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Investment Grade Bond               $              $            $                 $
               ------------------------------------------------------------------------------------------------
               OCC ACCUMULATION TRUST
                  Managed                             $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Small Cap                           $              $            $                 $
               ------------------------------------------------------------------------------------------------
               ROYCE CAPITAL FUND                     $              $            $                 $
                  Royce Micro-Cap
               ------------------------------------------------------------------------------------------------
               SAFECO RESOURCES SERIES TRUST          $              $            $                 $
                  SAFECO Equity
               ------------------------------------------------------------------------------------------------
                  SAFECO Growth                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
               SoGEN VARIABLE FUNDS, INC.             $              $            $                 $
                  SoGen Overseas Variable
               ------------------------------------------------------------------------------------------------

               ------------------------------------------------------------------------------------------------
               T. ROWE PRICE FIXED INCOME SERIES,     $              $            $                 $
               INC.
                  Limited-Term Bond
               ------------------------------------------------------------------------------------------------
               T. ROWE PRICE INTERNATIONAL SERIES,    $              $            $                 $
               INC.
                  International Stock
               ------------------------------------------------------------------------------------------------
               VAN ECK WORLDWIDE INSURANCE TRUST      $              $            $                 $
                  Worldwide Hard Assets
               ------------------------------------------------------------------------------------------------


Examples 3 and 4 show Contracts with a DATE OF PREMIUM PAYMENT WITHDRAWAL
OPTION.


3. If You surrender your Contract (or if you elect to annuitize under a period certain option for a specified period of less than 10 years) at the end of the applicable time period:

               ------------------------------------------------------------------------------------------------
                                                      1 YEAR         3 YEARS      5 YEARS       10 YEARS
               ------------------------------------------------------------------------------------------------
               ALGER AMERICAN FUND
                  MidCap Growth                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Small Capitalization                $              $            $                 $
               ------------------------------------------------------------------------------------------------
               FIDELITY VIP FUND
                  Equity-Income                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Growth                              $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Money Market                        $              $            $                 $
               ------------------------------------------------------------------------------------------------
               FIDELITY VIP FUND II
                  Asset Manager                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Contrafund                          $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Index 500                           $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Investment Grade Bond               $              $            $                 $
               ------------------------------------------------------------------------------------------------
               OCC ACCUMULATION TRUST
                  Managed                             $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Small Cap                           $              $            $                 $
               ------------------------------------------------------------------------------------------------
               ROYCE CAPITAL FUND                     $              $            $                 $
                  Royce Micro-Cap
               ------------------------------------------------------------------------------------------------
               SAFECO RESOURCES SERIES TRUST          $              $            $                 $
                  SAFECO Equity
               ------------------------------------------------------------------------------------------------
                  SAFECO Growth                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
               SoGEN VARIABLE FUNDS, INC.             $              $            $                 $
                  SoGen Overseas Variable
               ------------------------------------------------------------------------------------------------
               T. ROWE PRICE FIXED INCOME SERIES,     $              $            $                 $
               INC.
                  Limited-Term Bond
               ------------------------------------------------------------------------------------------------
               T. ROWE PRICE INTERNATIONAL SERIES,    $              $            $                 $
               INC.
                  International Stock
               ------------------------------------------------------------------------------------------------

                                       12

               ------------------------------------------------------------------------------------------------
               VAN ECK WORLDWIDE INSURANCE TRUST      $              $            $                 $
                  Worldwide Hard Assets
               ------------------------------------------------------------------------------------------------

4. If You do not surrender your Contract (or if you elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 10 years) at the end of the applicable time period:



               ------------------------------------------------------------------------------------------------
                                                      1 YEAR         3            5            10 YEARS
                                                                     YEARS        YEARS
               ------------------------------------------------------------------------------------------------
               ALGER AMERICAN FUND
                  MidCap Growth                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Small Capitalization                $              $            $                 $
               ------------------------------------------------------------------------------------------------
               FIDELITY VIP FUND
                  Equity-Income                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Growth                              $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Money Market                        $              $            $                 $
               ------------------------------------------------------------------------------------------------
               FIDELITY VIP FUND II
                  Asset Manager                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Contrafund                          $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Index 500                           $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Investment Grade Bond               $              $            $                 $
               ------------------------------------------------------------------------------------------------
               OCC ACCUMULATION TRUST
                  Managed                             $              $            $                 $
               ------------------------------------------------------------------------------------------------
                  Small Cap                           $              $            $                 $
               ------------------------------------------------------------------------------------------------
               ROYCE CAPITAL FUND                     $              $            $                 $
                  Royce Micro-Cap
               ------------------------------------------------------------------------------------------------
               SAFECO RESOURCES SERIES TRUST          $              $            $                 $
                  SAFECO Equity
               ------------------------------------------------------------------------------------------------
                  SAFECO Growth                       $              $            $                 $
               ------------------------------------------------------------------------------------------------
               SoGEN VARIABLE FUNDS, INC.             $              $            $                 $
                  SoGen Overseas Variable
               ------------------------------------------------------------------------------------------------
               T. ROWE PRICE FIXED INCOME SERIES,     $              $            $                 $
               INC.
                  Limited-Term Bond
               ------------------------------------------------------------------------------------------------
               T. ROWE PRICE INTERNATIONAL SERIES,    $              $            $                 $
               INC.
                  International Stock
               ------------------------------------------------------------------------------------------------
               VAN ECK WORLDWIDE INSURANCE TRUST      $              $            $                 $
                  Worldwide Hard Assets
               ------------------------------------------------------------------------------------------------


         The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also reflects the contract fee of $30 as if it were assessed on an average contract value of $[30,000,] which translates the contract fee into a [0.10%] charge for the purposes of the examples based on a $1,000 investment.

   THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL. IT DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.





                   ABOUT IL ANNUITY AND THE SEPARATE ACCOUNT

   IL ANNUITY AND INSURANCE COMPANY

         IL Annuity and Insurance Company, formerly known as Sentry Investors Life Insurance Company, is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts on December 21, 1965 and incorporated on March 9, 1966. We changed our name to "IL Annuity and Insurance Company" on January 17, 1995.

         Effective October 31, 1994, we entered into an assumption reinsurance agreement with Sentry Life Insurance Company ("Sentry") whereby Sentry assumed all of our existing insurance in-force and related assets and liabilities.

         On November 1, 1994, we became a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc. ("Indianapolis Life Group"), which is a majority-owned subsidiary of Indianapolis Life Insurance Company. Indianapolis Life Insurance Company is a mutual life insurance company chartered under Indiana law in 1905 with assets as of December 31, 1998 which approximated $_____ billion.

         At the end of 1997, American United Life Insurance Company ("AUL") and Indianapolis Life Insurance Company took preliminary steps toward an affiliation. At that time, AUL invested $8,910,000 in Indianapolis Life Group and on March 30, 1998 AUL invested an additional $18,090,000. As a result of this investment and related transactions, both companies intend that Indianapolis Life Insurance Company will retain ownership of 75% of the stock of Indianapolis Life Group and AUL will own the remaining 25% of the Indianapolis Life Group stock. The Agreement to Affiliate does contain provisions which would allow AUL to invest additional amounts in Indianapolis Life Group, and potentially to own up to 49.9% of the outstanding Indianapolis Life Group stock. As of the date of this prospectus, we have no current intention for AUL to make additional investments.

IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

        We established the IL Annuity and Insurance Co. Separate Account I (the "Separate Account") as a separate account under Massachusetts insurance law on November 1, 1994. The separate account will receive and invest net premium payments made under the Contracts and under other variable annuity contracts we may issue in the future.

         Although the assets in the separate account are our property, the portion of the assets in the separate account equal to the reserves and other contract liabilities of the separate account are not chargeable with the liabilities arising out of any other business that we may conduct and that has no specific relation to or dependence upon the separate account. The assets of the separate account are available to cover our general liabilities only to the extent that the separate account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the separate account. We have the right to transfer to the general account any assets of the separate account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations. Income, gains and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains or losses of any other separate account or of the Company.

         The separate account is divided into variable accounts. Additional variable accounts may be available in the future. Each variable account invests exclusively in shares of a single corresponding portfolio. The income, gains and losses, whether or not realized, from the assets allocated to each variable account are credited to or charged against that variable account without regard to income, gains or losses from any other variable account.

         The separate account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the separate account, the funds or of us by the SEC. The separate account is also subject to the laws of the Commonwealth of Massachusetts which regulate the operations of insurance companies domiciled in Massachusetts.

                                 THE PORTFOLIOS

         Each variable account of the separate account invests exclusively in shares of a designated portfolio of a Fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Each Fund currently available under the Contract is registered with the SEC under the 1940 Ac as an open-end, management investment company.

         The assets of each portfolio of each Fund are separate from the assets of that Fund's other portfolios, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

         Each of the Funds is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

         In addition, the investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. We make no assurance, and no representation, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

         The investment objective of each portfolio is summarized below. WE GIVE NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES. You can find more detailed information, including a description of risks, fees and expenses of each portfolio in the prospectuses for the Funds which accompany this prospectus.

    CERTAIN PORTFOLIOS HAVE SIMILAR INVESTMENT OBJECTIVES AND/OR POLICIES. YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY BEFORE YOU INVEST.



INVESTMENT OBJECTIVES OF THE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------
 PORTFOLIO                                                   INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN MIDCAP      seeks to obtain long-term capital appreciation. Except during temporary
 GROWTH PORTFOLIO               defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the S&P
                                MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31,
                                1998, the range of market capitalization of these companies was $210 million to $14.3 billion.
----------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN SMALL       seeks to obtain long-term capital appreciation. Except during temporary
 CAPITALIZATION PORTFOLIO       defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell
                                2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index updated quarterly. Both indexes are broad indices of small capitalization stocks. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $4.25 billion; the range of capitalization of the companies in the S&P SmallCap 600 Index at that date was $31 million to $3.7 billion.
----------------------------------------------------------------------------------------------------------------
 FIDELITY VIP FUND              seeks reasonable income by investing primarily in income-producing equity
 EQUITY-INCOME PORTFOLIO        securities.
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
 FIDELITY VIP FUND GROWTH       seeks to achieve capital appreciation by investing in common stocks and
 PORTFOLIO                      securities convertible into common stock of companies that the adviser believes have above-average growth potential. The Portfolio, however, is not restricted to any one type of security and may pursue capital appreciation through the purchase of bonds and preferred stocks.
----------------------------------------------------------------------------------------------------------------
 FIDELITY VIP FUND MONEY        seeks to earn a high level of current income while maintaining a stable
 MARKET PORTFOLIO               $1.00 share price by investing in high-quality, short-term money market securities of different types.
----------------------------------------------------------------------------------------------------------------
 FIDELITY VIP FUND              seeks to obtain high total return with reduced risk over the long-term by
 ASSET MANAGER PORTFOLIO        allocating its assets among stocks, bonds, short-term and other instruments of U.S. and foreign issuers.
----------------------------------------------------------------------------------------------------------------
 FIDELITY VIP FUND CONTRAFUND   seeks capital appreciation by investing in companies that the adviser
 PORTFOLIO                      believes to be undervalued due to an overly pessimistic appraisal by the public.
----------------------------------------------------------------------------------------------------------------
 FIDELITY VIP FUND              seeks to match the total return of the S&P 500 while keeping expenses low.
 INDEX 500 PORTFOLIO            The adviser normally invests at least 80% (65% if Portfolio assets are below
                                $20 million) of the Portfolio's assets in equity securities of companies that compose the S&P 500.
----------------------------------------------------------------------------------------------------------------
 FIDELITY VIP FUND INVESTMENT   seeks high current income by investing in fixed-income obligations of all
 GRADE BOND PORTFOLIO           types.
----------------------------------------------------------------------------------------------------------------
 OCC ACCUMULATION               seeks growth of capital over time through investment in a portfolio
 MANAGED PORTFOLIO              consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment values.
----------------------------------------------------------------------------------------------------------------
 OCC ACCUMULATION SMALL CAP     seeks capital appreciation through investment in a diversified portfolio of
 PORTFOLIO                      equity securities of companies with market capitalizations of under $1 billion.
----------------------------------------------------------------------------------------------------------------
 ROYCE MICRO-CAP PORTFOLIO      seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies.
                                Production of income is incidental to this objective.
----------------------------------------------------------------------------------------------------------------
 SAFECO EQUITY PORTFOLIO        seeks long-term growth of capital and reasonable current income. The Equity
                                Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks.
----------------------------------------------------------------------------------------------------------------
 SAFECO GROWTH PORTFOLIO        seeks growth of capital and the increased income that ordinarily follows from such growth. The Growth Portfolio ordinarily invests a preponderance of its assets in common stock selected for potential appreciation.
----------------------------------------------------------------------------------------------------------------

                                       17

----------------------------------------------------------------------------------------------------------------
 SoGEN OVERSEAS VARIABLE        seeks long-term growth of capital by investing primarily in securities of
 PORTFOLIO                      small and medium size non-U.S. companies. It particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. The Portfolio may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom)
                                and in emerging markets (Mexico and Indonesia, for example). The Portfolio may invest up to 20% of its total assets in debt securities, that may include lower-rated securities, commonly referred to a "junk bonds" and securities that are not rated. The greater risks involved in foreign investing and investing in junk bonds should be understood and carefully considered. See the Portfolio's Prospectus for a description of these risks.
----------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                  seeks a high level of income consistent with moderate fluctuation in
 LIMITED-TERM BOND PORTFOLIO    principal value. The Portfolio will invest at least 65% of total assets in short- and intermediate-term, investment-grade debt securities.
----------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                  seeks long-term growth of capital through investments primarily in common
 INTERNATIONAL STOCK            stocks of established, non-U.S. companies.
 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
 VAN ECK                        seeks long-term capital appreciation by investing globally, primarily in
 WORLDWIDE HARD ASSETS          "Hard Asset Securities" of companies that are directly or indirectly engaged
 PORTFOLIO                      to a significant extent in the exploration, development, production or distribution of one or more of the following: (i) precious metals, (ii)
                                ferrous and non-ferrous metals, (iii) energy, (iv) forest products, (v) real estate, and (vi) other basic non-agricultural commodities.
----------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISERS TO THE FUNDS

         THE ALGER AMERICAN FUND. Fred Alger Management, Inc. ("Alger Management") serves as investment adviser for the MidCap Growth and Small Capitalization Portfolios of The Alger American Fund. Fred Alger & Company, Incorporated, an affiliate of Alger Management, will serve as the portfolios' broker in effecting substantially all of the portfolio transactions on security exchanges.

         FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. The portfolios of the VIP Fund and the VIP Fund II are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Money Market Portfolio, FMR has entered in a subadvisory agreement with FMR Texas, Inc., under which FMR Texas, Inc. has primary responsibility for providing investment management services to the portfolio. On behalf of the Asset Manager Portfolio and the Contrafund Portfolio, FMR has entered into subadvisory agreements with Fidelity Investment Management and Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management and Research (Far East) Inc. ("FMR Far East"), under which those entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.)

focuses primarily on companies based in Europe, while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

         OCC ACCUMULATION TRUST.. The OCC Trust receives investment advice with respect to each of its portfolios from OpCap Advisors. OpCap Advisors is a subsidiary of Oppenheimer Capital which is a subsidiary of Oppenheimer Financial Corp.

         ROYCE CAPITAL FUND. Royce & Associates, Inc. serves as the investment adviser to the portfolio.

         SAFECO RESOURCE SERIES TRUST. Each portfolio is managed by SAFECO Asset Management Company.

         SoGEN VARIABLE FUNDS, INC. Societe Generale Asset Management Corp., which is indirectly owned by Societe Generale, one of France's largest banks, serves as the portfolio's investment adviser.

         T. ROWE PRICE FIXED INCOME SERIES, INC. T. Rowe Price Associates, Inc. is responsible for the selection and management of the portfolio investments of T. Rowe Price Limited-Term Bond Portfolio and receives a single, all-inclusive fee based on the portfolio's average daily net assets to cover investment management and operating expenses.

         T. ROWE PRICE INTERNATIONAL SERIES, INC. Rowe Price-Fleming International, Inc. ("Price-Fleming") is responsible for the selection and management of the portfolio's investments. Incorporated in 1979 as a joint venture between T. Rowe Price Associates, Inc. ("T. Rowe Price") and Robert Fleming Holdings Limited ("Fleming"), Price-Fleming receives a single, all-inclusive fee based on the portfolio's average daily net assets to cover investment management and operating expenses.

         VAN ECK WORLDWIDE INSURANCE TRUST. Van Eck Associates Corporation serves as investment adviser and manager to the Van Eck Worldwide Hard Assets Portfolio pursuant to an Advisory Agreement with the Van Eck Trust.

         We have entered into agreements with the investment adviser of several of the Funds pursuant to which each such investment adviser will pay us a servicing fee based upon an annual percentage of the average aggregate net assets we have invested on behalf of the separate account. These agreements reflect administrative services we have provided to the Funds. Payments of such amounts on behalf of the Funds will not increase the fees paid by the Funds or their shareholders.

AVAILABILITY OF THE FUNDS

         We cannot guarantee that each portfolio will always be available for investment through the Contracts, but in the unlikely event that a portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable portfolio.

         We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the separate account. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

         We also reserve the right in our sole discretion to establish additional variable accounts, or eliminate or combine one or more Variable accounts, if marketing needs, tax considerations or investment conditions warrant. We will determine if new or substituted variable accounts will be available to existing contract owners. Subject to obtaining any approvals or consents required by law, the assets of one or more variable accounts may also be transferred to any other variable account if, in our sole discretion, marketing, tax, or investment conditions warrant. Additional information regarding termination of participation agreements, substitutions of investments and resolving conflicts among Funds may be found in the SAI.

                               THE PAY-IN PERIOD

         The pay-in period begins when your first premium payment is made and continues until you begin to receive annuity payments during the payout period. The pay-in period will also end if you fully withdraw all of your contract value before the payout period.

PURCHASING A CONTRACT

         You may purchase a Contract with a premium payment of $1,000 or more. The maximum first premium payment is $250,000.

         To purchase a Contract, you must make an application to us either through one of our licensed representatives who is also a registered representative of IL Securities, Inc., or a broker-dealer having a selling agreement with IL Securities, Inc. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the tax code. We will not issue you a Contract if you are older than 85 on the date of issue.

PREMIUM PAYMENTS

         Premium payments must be at least $1,000. You may make premium payments at any time until the earliest of: (a) the Annuity Start Date; (b) the date you fully withdraw all contract value; or (c) the date you reach age 85 (age 70 1/2 for Qualified Contracts other than Roth IRAs).

         In any one contract year, we will not accept premium payments that total more than two times your first premium payment. We will not accept total premium payments in excess of $250,000. However, we reserve the right to waive these limitations.

         Under the Automatic Premium Payment Plan, you may select an annual, semi-annual, quarterly or monthly payment schedule under which we will automatically deduct premium payments from a bank or credit union account or other source. The minimum amount of such payment is $1,000.

CANCELLATION -- THE 10 DAY FREE-LOOK PERIOD

         You have the right to cancel the Contract for any reason within 10 days after you receive it (or within 20 days of receipt if the Contract is replacing another annuity contract or insurance policy). In some jurisdictions, this period may be longer than 10 days. To cancel the Contract, you must send a written request for cancellation and the returned Contract to the Service Center before the end of the free-look period.

         The amount that we will refund to you will vary according to state requirements. In most states, we will refund to you an amount equal to the sum of:

         (a) the difference between the premium payments you paid and the amounts you allocated to the variable accounts and the fixed account under the Contract; and

         (b) the contract value as of the date we receive the Contract and the written request for cancellation at the Service Center.

You bear the investment risk for premium payments allocated to the variable accounts during the free-look period.

    A few states require us to return premium payments upon cancellation. If state law requires that premium payments be returned, the amount of the refund will be the greater of:

         (a)     the premium payments you paid under the Contract; and

         (b) the contract value (without the deduction of a withdrawal charge) on the date we receive the Contract and the written request for cancellation at our Service Center, plus any premium taxes we deducted.

   In those states where we must return premium payments, we will place the money you allocated to a variable account into the Money Market Variable Account for a 15-day period following the date on which we credit the initial premium payment to your Contract. At the end of that period, we will direct the amount in the Money Market Variable Account to the variable accounts you selected on your application based on the allocation percentages you specified.

DESIGNATING YOUR INVESTMENT OPTIONS

   When you fill out your application, you will give us instructions on how to allocate your first net premium payment among the eighteen variable accounts and the fixed account. The amount you direct to a particular variable account and/or to the fixed account must equal at least 1% of the premium payment.

   Once we receive your premium payment and your completed application at the Service Center, we will issue your Contract and direct your first net premium payment within two (2) business days to the variable accounts and/or the fixed account in accordance with your instructions, subject to the limitations set forth above under "Cancellation -- The 10-Day Free Look Period."

    If you did not give us all the information we need, we will contact you. If we cannot complete the application within five (5) business days, we will either send back your money immediately or obtain your permission to keep your money until we receive all the necessary information. Once the application is complete, we will direct your first net premium payment to the variable accounts and/or the fixed account according to your instructions within two business days.

   We will credit any additional premium payments you make to your Contract as of the same business day we receive them. Our business day closes when the New York Stock Exchange closes, usually at 4 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them the next business day. We will direct your premium payment to the variable accounts and/or the fixed account according to your written instructions in effect at the time we receive it. However, you may direct individual premium payments to a specific variable account and/or to the fixed account without changing your instructions. You may change your instructions directing your investments at any time by sending us a written request or by telephone authorization. Changing your instructions will not change the way existing contract value is apportioned among the variable accounts or the fixed account.

THE CONTRACT VALUE YOU DIRECTED TO A VARIABLE ACCOUNT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THAT VARIABLE ACCOUNT. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE VARIABLE ACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.

SEPARATE ACCOUNT VALUE

   The value of your investment in the variable accounts of the separate account will go up or down depending on the investment experience of each portfolios in which you invest through the variable account. Partial withdrawals, transfers and separate account charges will decrease your value in the variable accounts. THERE IS NO GUARANTEED MINIMUM VALUE FOR ANY VARIABLE ACCOUNT.

   CALCULATING THE VALUE OF THE VARIABLE ACCOUNTS. We determine the value of each variable account at the end of each business day. To measure the value of each variable account, we use a unit of measure called an accumulation unit.

   DETERMINING THE NUMBER OF ACCUMULATION UNITS. Any money you allocate or transfer to a variable account will be converted into accumulation units and will increase the number of accumulation units credited to the variable account. We determine the number of accumulation units to be credited to the variable account by dividing the dollar amount of the payment or transfer by the accumulation unit value for that variable account as of the end of that business day.

   Any amount you transfer or withdraw or that we deduct for charges will be processed by cancelling or liquidating accumulation units. We determine the number of accumulation units to cancel by dividing the dollar amount being removed from a variable account by the value of an accumulation unit for that variable account as of the end of the business day during which we removed the amount.

   The number of accumulation units in any variable account will be decreased at the end of each business day by:

                 (a)      any amounts transferred (and any applicable Transfer
                          Fee) from that variable account to another variable account or to the fixed account,

                 (b)      any amounts withdrawn during that business day,

                 (c) any withdrawal charge or premium tax assessed upon a full or partial withdrawal, and

                 (d) the quarterly contract fee, if assessed on that business day.

         DETERMINING ACCUMULATION UNIT VALUE. On the first day of operation for each variable account, the value of an accumulation unit for that variable account is set at $10. We recalculate the value of an accumulation unit for each variable account at the end of each business day. We calculate the accumulation unit value by multiplying the value of an accumulation unit at the end of the immediately preceding business day by the Net Investment Factor for the current business day.

The Net Investment Factor for each variable account reflects:

- the investment performance of the portfolio in which the variable account invests; and

- the separate account charges (mortality and expense risk charge and administrative expense charges) for that business day.

The formula for computing the Net Investment Factor is in the SAI.


                      TRANSFERS BETWEEN INVESTMENT OPTIONS

   GENERAL. Before the Annuity Start Date and subject to the restrictions described below, you may transfer all or part of the amount in a variable account or the fixed account to another variable account or the fixed account.

   If you transfer money out of an Eligible Variable Account, you will reduce the value of Living Benefit guarantee. IT IS IMPORTANT THAT YOU READ THE SECTION ON "LIVING BENEFIT" BEFORE YOU MAKE A TRANSFER IF YOU HAVE SELECTED THE LIVING BENEFIT OPTION.

   Transfers to the fixed account must be at least $1,000. Before the Annuity Start Date, you may transfer up to 20% of the fixed account value (as determined at the beginning of the contract year) from the fixed account to one or more of the variable accounts in any contract year. We measure a contract year from the anniversary of the day we issued your Contract. We do not charge a Transfer Fee for transfers from the fixed account to one or more variable accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

   Transfers will be made as of the business day on which we receive your written request or telephone authorization to transfer, provided we receive it before the close of our business day, usually

4:00 p.m. Eastern Time. If we receive your request after the close of our business day, we will make the transfer as of the next business day. There currently is no limit on the number of transfers that you can make before the Annuity Start Date among or between variable accounts or to the fixed account.

   TELEPHONE TRANSFERS. We will make a transfer based upon instructions you give us over the telephone, provided we have on file a currently valid telephone transfer authorization that you have signed. If you have not completed such an authorization on your application, you must send a telephone transfer authorization form to our Service Center. Your authorization is valid until you revoke it in writing or until the Service Center receives a subsequently dated form that you have signed. You may use your telephone to authorize a transfer from one variable account or the fixed account to another variable account or the fixed account, to change the allocation instructions for future investments, to change Dollar-Cost Averaging, interest sweep and Automatic Account Balancing options and/or to request a partial withdrawal.

    We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures.

   The procedures that we may follow for telephone transfers include:

   - providing you with a written confirmation of all transfers made according to telephone instructions,

   - requiring a form of personal identification prior to acting on instructions received by telephone, and

   -     tape recording instructions received by telephone.

   We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, we reserve the right not to honor transfers requested by a third party holding a power of attorney from you where that third party requests simultaneous transfers on your behalf of two or more Contracts.

   TRANSFER FEE. We will impose a transfer fee of $25 for the thirteenth and each subsequent transfer request you make per contract year. See below.

   DOLLAR-COST AVERAGING. The Dollar-Cost Averaging program permits you to systematically transfer (on a monthly or quarterly basis) a set dollar amount from one or more variable accounts or the fixed account to any other variable accounts. The fixed dollar amount will purchase more accumulation units of a variable account when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

   You may elect to participate in the Dollar-Cost Averaging Program when you complete your
                                       24
application, or at any other time before the Annuity Start Date, by sending us a written request. To use the Dollar-Cost Averaging Program, you must transfer at least $100 to each variable account. Once you elect the program, it remains in effect for the life of the Contract until the value of the variable account from which transfers are being made is depleted, and/or the value of the fixed account is expended, or until you cancel the program by written request or by telephone request if we have your telephone authorization on file. There is no additional charge for dollar-cost averaging, and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the Dollar-Cost Averaging program at any time and for any reason.

   Dollar-Cost Averaging from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Living Benefit is based.

   INTEREST SWEEP. Before the Annuity Start Date, you may elect to have any interest credited to the fixed account automatically transferred on a quarterly basis to one or more variable accounts. There is no charge for interest sweep transfers and an interest sweep transfer is not considered a transfer for purposes of assessing a transfer charge. Amounts transferred out of the fixed account due to an interest sweep transfer are counted toward the 20% of fixed account value that may be transferred out of the fixed account during any contract year.

   AUTOMATIC ACCOUNT BALANCING SERVICE. Once your money has been allocated among the variable accounts, the performance of each variable account may cause your allocation to shift. You may instruct us to automatically rebalance your variable account values (on a monthly or quarterly basis) to return to the percentages specified in your allocation instructions. You may elect to participate in the Automatic Account Balancing when you complete your application or at any other time before the Annuity Start Date by sending us a written request. Your percentage allocations must be in whole percentages and be at least 1% per allocation. You may start and stop Automatic Account Balancing at any time by sending us a written request or by telephone request, if we have your telephone authorization on file. There is no additional charge for using Automatic Account Balancing, and an account balancing transfer is not considered a transfer for purposes of assessing a transfer charge. We reserve the right to discontinue offering the Automatic Account Balancing at any time and for any reason.

   Automatic Account Balancing from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Living Benefit is based.

                                FEES AND CHARGES

WITHDRAWAL CHARGE

   GENERAL. We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct any applicable withdrawal charge if you fully or partially withdraw contract value before the Annuity Start Date. We do not assess a withdrawal charge on withdrawals made in the event the Contract terminates due to your death or the death of the annuitant, or if you decide to begin to receive annuity payments and you choose an annuity payout plan with a life contingency or an annuity payout plan with a period certain of at least

10 years.

   The amount of the withdrawal charge you may incur depends on the withdrawal charge option you choose at the time you purchase your Contract. ONCE YOU CHOOSE YOUR WITHDRAWAL CHARGE OPTION, YOU CANNOT CHANGE IT. If your initial premium payment is $100,000 or more, you may choose one of two free withdrawal options at the time you complete your application.

   WITHDRAWAL CHARGE OPTIONS. When you purchase your Contract, you must choose between two withdrawal charge options:

   1. The DATE OF ISSUE WITHDRAWAL CHARGE OPTION: This option is designed for the owner who wishes to make additional premium payments periodically over the life of the Contract. The charge expires after the ninth contract year, benefiting those owners who intend to continue to make premium payments after the ninth contract year.

   2. The PREMIUM PAYMENT WITHDRAWAL CHARGE OPTION is more suitable for the owner who currently intends to make only a single premium payment or several premium payments close in time to the date the Contract is issued. This withdrawal charge option is not designed for the owner who intends to make additional premium payments over an extended period of time because each time you make another premium payment, the seven-year period for paying the withdrawal charge begins again with respect to that payment.

   The withdrawal charge is separately calculated for each withdrawal you make. For purposes of calculating the withdrawal charge, the money that has been held the longest in the Contract will be deemed to be the first money withdrawn. This is called the "first in, first out" method of accounting or "FIFO." In addition, amounts subject to the withdrawal charge will be deemed to be first from premium payments, and then from earnings. This means that we will not deduct a withdrawal charge on withdrawals of that portion of your contract value that exceeds the sum total of your premium payments.

   IF YOU CHOOSE THE DATE OF ISSUE WITHDRAWAL CHARGE OPTION: We will impose a withdrawal charge on all partial or full withdrawals of premium payments that you make during the first nine contract years if the amount of the withdrawal exceeds the free withdrawal amount. The withdrawal charge is calculated as a percentage of the amount you withdraw based on the number of years between the date we receive your written request for withdrawal and the date of issue. The rate of the withdrawal charge is listed in the table below. Under this option, no withdrawal charge is deducted from full or partial withdrawals that you make in contract years ten and later.



                          ----------------------------------
                                                CHARGE AS
                            CONTRACT YEAR       PERCENTAGE
                                                OF PREMIUM
                                                PAYMENTS
                          ----------------------------------
                                   1-6            7.0%
                          ----------------------------------

                          ----------------------------------
                                    7              6.0
                          ----------------------------------
                                    8              4.0
                          ----------------------------------
                                    9              2.0
                          ----------------------------------
                                   10+              0
                          ----------------------------------


    IF YOU CHOOSE THE DATE OF PREMIUM PAYMENT WITHDRAWAL CHARGE OPTION: We will calculate the withdrawal charge by determining the length of time between the date we receive your written request for a withdrawal and the date you made the premium payment being withdrawn. We will deduct a withdrawal charge if you withdraw a premium payment that we have held for less than seven premium payment years if it is greater than the free withdrawal amount.


                             ---------------------------------------
                               PREMIUM                 CHARGE AS
                               PAYMENT YEAR            PERCENTAGE
                                                       OF PREMIUM
                                                       PAYMENTS
                             ---------------------------------------
                                    1                      7.0%
                             ---------------------------------------
                                    2                      6.0
                             ---------------------------------------
                                    3                      5.0
                             ---------------------------------------
                                    4                      4.0
                             ---------------------------------------
                                    5                      3.0
                             ---------------------------------------
                                    6                      2.0
                             ---------------------------------------
                                    7                      1.0
                             ---------------------------------------
                                    8+                       0
                             ---------------------------------------

   Any applicable withdrawal charge is deducted pro-rata from the remaining value in the variable accounts or fixed account from which the withdrawal is being made. If such remaining separate account value or fixed account value is insufficient for this purpose, the withdrawal charge is deducted pro-rata from all variable accounts and the fixed account in which the Contract is invested based on the remaining contract value in each variable account and the fixed account.

   FREE WITHDRAWAL AMOUNT. In any contract year after the first, you may withdraw a portion of your contract value without incurring a withdrawal charge. This amount is called the free withdrawal amount. Withdrawals under the Systematic Withdrawal Program are also permitted a free withdrawal amount, as determined below, during the first contract year. If your initial premium payment is less than $100,000, the free withdrawal amount is 10% of contract value each year, as determined at the beginning of the contract year. If you do not withdraw the full 10% in any contract year after the first, the remaining amount does not roll over to the next contract year.

   If your initial premium payment is $100,000 or more, the free withdrawal amount depends on the free withdrawal option you choose at the time you purchase your Contract. Once you choose an option, you cannot change it.

   IF YOU CHOOSE THE CUMULATIVE 10% OPTION: After the first contract year, you may withdraw up to 10% of your contract value as of the beginning of each contract year and we will not charge you a withdrawal charge on that amount. If you do not withdraw the full 10% in any one contract year, the remaining percentage may be rolled over to the next contract year, up to a maximum of 50% of contract value after 5 years measured as of the beginning of each contract year.

   IF YOU CHOOSE THE EARNINGS OPTION: After the first contract year, you may withdraw part or all of your earnings under the Contract at any time without incurring a withdrawal charge. Earnings are equal to your contract value minus premium payments, transfers and partial withdrawals.

         Amounts withdrawn in excess of the free withdrawal amount will be assessed a withdrawal charge, depending on the withdrawal charge option you choose. Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59 1/2.

   WAIVER OF WITHDRAWAL CHARGE. If state law permits, we will waive the withdrawal charge if the annuitant or the annuitant's spouse is confined for a specified period to a hospital or a long term care facility. If the annuitant becomes terminally ill before the Annuity Start Date and if permitted by state law, we will waive the withdrawal charge on any full withdrawal or any partial withdrawal, provided the partial withdrawal is at least $500 and a $5,000 balance remains in the accounts after the withdrawal. We must receive your written request to waive the charge before the Annuity Start Date. These waivers are described in more detail in the Contract.

   Under the terms of the Post-Secondary Education Rider, if you, your spouse, your child or the annuitant is enrolled in a college, university, vocational, technical, trade or business school, we will waive the withdrawal charge on one withdrawal of up to 20% of contract value in each contract year before the Annuity Start Date while the annuitant is alive, so long as this waiver is permitted by state law. The maximum withdrawal permitted under the Post-Secondary Education Rider, when combined with the free withdrawal amount, is 20% of contract value per contract year. Before the withdrawal, we must receive at our home office written proof of enrollment to our satisfaction within one (1) year of the date of enrollment.

   EMPLOYEE AND AGENT PURCHASES. If state law permits, we will waive the withdrawal charge on any full or partial withdrawals from Contracts sold to agents or employees of Indianapolis Life Insurance Company (or its affiliates and subsidiaries).

CONTRACT FEE

         At the end of each Contract quarter (or on the date of full withdrawal of contract value) before the Annuity Start Date, we will deduct from the contract value a quarterly contract fee of $7.50 as reimbursement for our administrative expenses relating to the Contract. The fee will be deducted from each variable account and the fixed account based on the proportion that the value in each such variable account and the fixed account bears to the total contract value.

         We will not charge the contract fee after an annuity payout plan has begun. Deduction of the contract fee is currently waived for all Qualified Contracts. We also currently waive deduction of the contract fee for Non-Qualified Contracts whose cumulative premium payments on the date the contract fee is assessed are equal to or greater than $100,000. We reserve the right to modify this waiver upon 30 days written notice to you.

ASSET-BASED ADMINISTRATIVE CHARGE

   We deduct a daily administrative charge as compensation for certain expenses we incur in the administration of the Contract. We deduct the charge from your assets of the separate account at an annual rate of 0.15%. We will continue to assess this charge after annuitization if annuity payments are made on a variable basis. There is no necessary relationship between the amount of this administrative charge and the amount of expenses that may be attributable to a particular Contract.

TRANSFER FEE

   A transfer fee of $25 will be imposed for the 13th and each subsequent transfer during a contract year. Each written request would be considered to be one transfer, regardless of the number of variable accounts affected by the transfer. We deduct the transfer fee from the variable account from which the transfer is made. If a transfer is made from more than one variable account at the same time, the transfer fee would be deducted pro-rata from the remaining separate account value in such variable account(s). We may waive the transfer fee.

MORTALITY AND EXPENSE RISK CHARGE

   As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your assets of the separate account. The charge is at a daily rate of 0.003404%. If applied on an annual basis this rate would be 1.25% (approximately 0.90% for mortality risk and 0.35% for expense risk). We continue to assess this charge if annuity payments are made on a variable basis either before or after the Annuity Start Date.

   The mortality risk we assume is that annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the Annuity Start Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

PORTFOLIO FEES AND CHARGES

         Each portfolio deducts investment charges from the amounts you have invested in the portfolios. These charges range from ___% to ___ %. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

PREMIUM TAXES

   Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If necessary, we will deduct the cost of such taxes from the value of your Contract either:
                 -        from premium payments as we receive them,

                 -        from contract value upon partial or full withdrawal,

                 -        when annuity payments begin, or

                 -        upon payment of a death benefit.

    We may deduct premium taxes at the time we pay such taxes

OTHER TAXES

   Currently, no charge is made against the separate account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the separate account or the Contracts. We may, however, deduct such a charge in the future, if necessary.


                               THE PAYOUT PERIOD

   The payout period begins you will receive a steady stream of annuity payments from the money you have accumulated under your Contract. The payout period begins on the Annuity Start Date. You may choose to receive your annuity payments on a fixed or variable basis, or a combination of both. If you choose to have your payout option on a variable basis, you may keep the same variable accounts to which your premium payments were allocated during the pay-in period, or transfer to different variable accounts.

   THE ANNUITY START DATE. If you own a Non-Qualified Contract, you may select the Annuity Start Date on which you will begin to receive annuity payments. If you do not specify a date, the Annuity Start Date is the later of the annuitant's age 70 or 10 years after the date of issue. For Qualified Contracts purchased in connection with qualified plans under tax code sections 401(a), 401(k), 403(b) and 457, the tax code requires that the Annuity Start Date must be no later than April 1 of the calendar year following the later of the year in which you (a) reaches age 70 1/2 or (b) retires and the payment must be made in a specified form or manner. If you are a "5 percent owner" (as defined in the Code), or in the case of an IRA that satisfies tax code section 408, the Annuity Start Date must be no later than the date described in (a). Roth IRAs under 408A of the tax code do not require distributions at any time prior to your death.

   If you have chosen the Living Benefit option at the time you purchase the Contract and you select an Annuity Start Date that is earlier than the Living Benefit Date (i.e., 10 years after the date of issue), you will lose your eligibility for the Living Benefit.

   We will start annuity payments to the annuitant on the Annuity Start Date shown in your contract, unless you change the date. You may change your Annuity Start Date if: (1) we receive your written request at the Service Center at least 31 days before the current Annuity Start Date, and (2) the Annuity Start Date you request is a contract anniversary or it is the date on which you fully withdraw the surrender value.

   ANNUITY PAYOUT OPTIONS. The payout option you select will affect the dollar amount of each annuity payment you receive. You may elect, revoke, or change your annuity payout plan at any time before the Annuity Start Date while the annuitant is living by sending us a written request signed by you and/or your beneficiary, as appropriate. You may choose one of the payout plans described below or any other plan being offered by us as of the Annuity Start Date. The payout plans we currently offer provide either variable annuity payments or fixed annuity payments or a combination of both.

   You may select to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. The first payment under any payout plan will be made on the fifteenth day of the month immediately following the Annuity Start Date. Subsequent payments shall be made on the fifteenth of the month.

   If you do not select an annuity payout plan by the Annuity Start Date, we will apply the adjusted contract value under Option 3, One Life Income with payments guaranteed for 10 years, as described below. The adjusted contract value will be allocated to a fixed and variable payout in the same proportion that your interest in the fixed and variable accounts bears to the total contract value on the Annuity Start Date.

   Anytime before the Annuity Start Date, you may have the entire surrender value paid to you as an annuity under one of the payout plans. A beneficiary may have the death benefit paid as an annuity under one of the payout plans.

   We reserve the right to pay you the adjusted contract value in a lump sum and not as an annuity if your adjusted contract value after the Annuity Start Date would be less than $2,500, or the amount of annuity payments would be less than $25.

   DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT. On the Annuity Start Date, we will use the adjusted contract value to calculate your annuity payments under the payout plan you select, unless you choose to receive the surrender value in a lump sum. In certain states, we must use the surrender value of your Contract to calculate your annuity payments under the payout plan you choose, rather than the adjusted contract value.

   The adjusted contract value is :

         -       the contract value on the Annuity Start Date; MINUS

         -       the quarterly contract fee; MINUS

         -       any applicable premium taxes not yet deducted; and

         - for an installment income annuity payout plan with a payout period of less than 10 years, MINUS any applicable withdrawal charge.

   For Qualified Contracts, the amount of any outstanding loan is also deducted; distributions must satisfy certain requirements specified in the tax code.

   We do not assess a withdrawal charge if you choose an annuity payout plan with a life contingency or an installment payout plan with a period certain of at least 10 years.

FIXED ANNUITY PAYMENTS

   Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

   The amount of each payment depends only on:

                 -        the form and duration of the payout plan you choose,

                 -        the age of the annuitant,

                 -        the sex of the annuitant (if applicable),

                 -        the amount of your adjusted contract value and

                 -        the applicable annuity purchase rates in the Contract.

   The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.0%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

VARIABLE ANNUITY PAYMENTS

   Variable annuity payout plans provide the annuitant with periodic payments that increase or decrease with the annuity unit values of the Variable Accounts in which you are invested. Your contract contains annuity tables which demonstrate how the initial annuity payment rate is derived. This rate is different for each payout plan, and varies by age and sex of the annuitant.

   The contract permits you to choose an assumed interest rate of 3.0%, 4.0% or 5.0% annually. If the net investment performance of the variable accounts you invest in is greater than this assumed interest rate, your payments will increase. If the performance falls below this assumed interest rate, your payments will decline. Therefore, if you choose a 5.0% assumed interest rate, you assume more risk that your annuity payment may decline than if you choose a 3.0% assumed interest rate. The selected Portfolio's performance must grow at a rate at least equal to the assumed interest rate (plus the mortality and expense risk charge and the administrative expense charge) in order to avoid a decrease in variable annuity payments. This means that each month a portfolio's annualized investment return must be at least 4.4%, 5.4% or 6.5% in order for payments with a 3.0%, 4.0% or 5.0% assumed interest rate to remain level. For further details on variable annuity payments, see the SAI.

   ANNUITY UNIT VALUE. On the Annuity Start Date, we will use your adjusted contract value to purchase annuity units at that day's annuity unit value for each variable account in which you have value. The number of annuity units we credit will remain fixed unless you transfer units among variable accounts. The value of each annuity unit will vary each business day to reflect the investment experience of the underlying portfolio, reduced by the mortality and expense risk charge and the administrative expense charge, and adjusted by an interest factor to neutralize the assumed interest rate.

   TRANSFERS. After the Annuity Start Date, an annuitant may change the variable account(s) in which the annuity payout plan is invested once per contract year by sending us a written request. No charge is assessed for this transfer. We will make the transfer by exchanging annuity units of one variable account for another variable account on an equivalent dollar value basis. See the SAI for examples of annuity unit value calculations and variable annuity payment calculations.


DESCRIPTION OF ANNUITY PAYOUT OPTIONS

   OPTION 1 -- INSTALLMENT INCOME FOR A FIXED PERIOD. Under this option, we will make equal monthly annuity payments for a fixed number of years between 1 and 30 years. The amount of the payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payments for each $1,000 of contract value will not be less than those shown in the Fixed Period Table in section 13 of the Contract. In the event of the payee's death, a successor payee may receive the remaining payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no successor payee, the present value of the remaining payments will be paid to the estate of the last surviving payee.

   OPTION 2 -- INSTALLMENT INCOME IN A FIXED AMOUNT. Under this option, we will make equal monthly payments of $5.00 or more for each $1,000 of contract value used to purchase the option until the full amount is paid out. In the event of the payee's death, a successor payee may receive the payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no successor payee, the present value of the remaining payments will be paid to the estate of the last surviving payee.

   OPTION 3 -- ONE LIFE INCOME. Under this option, we will make an annuity payment each month so long as the payee is alive,* or for a guaranteed 10 or 20 year period. If when the payee dies, we have made annuity payments for less than the selected guaranteed period, we will continue to make annuity payments to the successor payee for the rest of the guaranteed period. The amount of each payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payment for each $1,000 of contract value used to purchase the option will not be less than that shown in the One Life Table in section 12 of the Contract. Payments guaranteed for 10 or 20 years certain may be commuted. Payments guaranteed only for the life of the payee may not be commuted.

   OPTION 4 -- JOINT AND SURVIVOR LIFE INCOME. Under this option, we will make annuity payments each month so long as two payees are alive, or if one payee dies to the surviving payee.* If one payee dies before the due date of the first payment, the surviving payee will receive payments under Option 3 -- One Life Income with payments guaranteed for 10 years. The payments may not be commuted.

---------------

* IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

   The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex). Age will be determined from the last birthday at the due date of the first payment.

                              ACCESS TO YOUR MONEY

   FULL WITHDRAWALS. At any time before the Annuity Start Date, you may withdraw fully from the Contract for its surrender value.

   The surrender value is equal to :

                 -        the contract value; minus

                 -        any applicable withdrawal charges; MINUS

                 -        any premium taxes not previously deducted; and MINUS

                 -        the contract fee unless waived.

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   For Qualified Contracts, any outstanding loan balance is also deducted.

   The surrender value will be determined as of the business day that we receive your written request requesting full withdrawal and your Contract at our Service Center. The surrender value will be paid in a lump sum unless you request payment under a payout plan. A full withdrawal may have adverse federal income tax consequences, including a penalty tax.

   PARTIAL WITHDRAWALS. At any time before the Annuity Start Date, you may send a written request to us to withdraw part of your contract value. You must withdraw at least $250.

   We will withdraw the amount you request from the contract value as of the business day on which we receive your written request for the partial withdrawal. We will then reduce the amount remaining in the Contract by any applicable withdrawal charge. Your contract value after a partial withdrawal must be at least $1,000. If your contract value after a partial withdrawal is less than $1,000, we reserve the right to pay you the surrender value in a lump sum.

   You may specify how much you wish to withdraw from each variable account and/or the fixed account. If you do not specify, or if you do not have sufficient assets in the variable accounts or fixed account you specified to comply with your request, we will make the partial withdrawal on a pro rata basis from the fixed account and those variable accounts in which you are invested. We will base the pro rata reduction on the ratio that the value in each variable account and the fixed account has to the entire contract value before the partial withdrawal.

   If you withdraw money from an Eligible Variable Account, you will reduce the value of the Eligible Premium Payment on which your Living Benefit is based. IT IS IMPORTANT THAT YOU READ THE SECTION ON "LIVING BENEFIT" BEFORE YOU MAKE A WITHDRAWAL IF YOU HAVE SELECTED THE LIVING BENEFIT OPTION.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

   SYSTEMATIC WITHDRAWAL PROGRAM. The Systematic Withdrawal Program provides an automatic monthly or quarterly payment to you, the owner, from the amounts you have accumulated in the variable accounts and/or the fixed account. The minimum amount you may withdraw is $100. The maximum amount that may be transferred and withdrawn out of the fixed account in any contract year under all circumstances (Dollar-Cost Averaging, systematic withdrawals and partial withdrawals) is 20% of the fixed account value as determined at the beginning of the contract year. To use the program, you must maintain a $1,000 balance in your Contract. You may elect to participate in the Systematic Withdrawal Program at any time before the Annuity Start Date by sending a written request to our Service Center. Once you elect the program, it remains in effect unless the balance in your Contract drops below $1,000. You may cancel the program at any time by sending us a written request or by calling us by telephone if we have your telephone authorization on file.

   We will assess a withdrawal charge on these withdrawals, unless the amount you withdraw under the Systematic Withdrawal Program qualifies as a free withdrawal amount or unless withdrawal charges no longer apply to the amounts withdrawn. Withdrawals under the Systematic

Withdrawal Program are permitted a free withdrawal amount during the first contract year. We do not deduct any other charges for this program.

   All systematic withdrawals will be paid to you on the same day each month, provided that day is a business day. If it is not, then payment will be made on the next business day. Systematic withdrawals may be taxable, subject to withholding, and subject to a 10% penalty tax. We reserve the right to discontinue offering the Systematic Withdrawal Program at any time and for any reason.

   Systematic withdrawals from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Living Benefit is based.

   FULL AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make full and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

   RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS. There are certain restrictions on full and partial withdrawals from Contracts used as funding vehicles for tax code section 403(b) retirement programs. section 403(b)(11) of the tax code restricts the distribution under section 403(b) annuity contracts of:

   (1) elective contributions made in years beginning after December 31, 1988;

   (2) earnings on those contributions; and

   (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

   Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

                                 CONTRACT LOANS

   If your Contract is issued to you in connection with retirement programs meeting the requirements of section 403(b) of the tax code, other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974, you may borrow from us using your Contract as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the tax code. You should, therefore, consult your tax and retirement plan advisers before taking a contract loan.

   At any time prior to the year you reaches age 70 1/2, you may borrow the lesser of

   (1) the maximum loan amount permitted under the tax code, and

   (2) 90% of the surrender value of your Contract less any existing loan amount, determined as of the date of the loan.

   Loans in excess of the maximum amount permitted under the Code will be treated as a taxable distribution rather than a loan. The minimum loan amount is $1,000. We will only make contract loans after approving your written application. You must obtain the written consent of all assignees

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

and irrevocable beneficiaries before we will give a loan.

   When a loan is made, we will transfer an amount equal to the amount borrowed from separate account value or fixed account value to the loan account. The loan account is part of our general account, and contract value in the loan account does not participate in the investment experience of any variable account or fixed account. You must indicate in the loan application from which variable accounts or fixed account, and in what amounts, contract value is to be transferred to the loan account. In the absence of any such instructions from you, the transfer(s) are made pro-rata on a last-in, first out ("LIFO") basis from all variable accounts having separate account value and from the fixed account. Loans may be repaid by you at any time before the Annuity Start Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the loan account to the variable account(s) or fixed account as designated by you or according to your current premium payment allocation instructions.

   We charge interest on contract loans at an effective annual rate of 6.0%. We pay interest on the contract value in the loan account at rates we determine from time to time but never less than an effective annual rate of 3.0%. Consequently, the net cost of a loan is the difference between 6.0% and the rate being paid from time to time on the contract value in the loan account. We may declare from time to time higher current interest rates. Different current interest rates may be applied to the loan account than the rest of the fixed account. If not repaid, loans will automatically reduce the amount of any death benefit, the amount payable upon a partial or full withdrawal of contract value and the amount applied on the Annuity Start Date to provide annuity payments.

   If at any time, the loan amount of a Contract exceeds the surrender value, the Contract will be in default. In this event, we will send you a written notice of default stating the amount of loan repayment needed to reinstate the Contract, and you will have 60 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 60 days, we will terminate the Contract without value. In addition, in order to comply with the requirements of the tax code, loans must be repaid in substantially equal installments, at least quarterly, over a period of no longer than five years (which can be longer for certain home loans). If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax. Additionally, the treatment of the Contract under section 403(b) of the tax code may be adversely affected.

   Any loan amount outstanding at the time of your death or the death of the annuitant is deducted from any death benefit paid. In addition, a contract loan, whether or not repaid, will have a permanent effect on the contract value because the investment experience of the separate account and the interest rates applicable to the fixed account do not apply to the portion of contract value transferred to the loan account. The longer the loan remains outstanding, the greater this effect is likely to be.

                                 DEATH BENEFITS

DEATH BENEFITS BEFORE THE ANNUITY START DATE

DEATH BENEFIT. If the annuitant dies before the Annuity Start Date, the beneficiary will receive a

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

death benefit. If you do not choose the enhanced death benefit option, the death benefit will be equal to the greater of:

                 (1) the sum of all premium payments made under the Contract, LESS partial withdrawals, as of the date we receive due proof of the deceased's death and payment instructions; or

                 (2) the contract value as of the date we receive due proof of the deceased's death and payment instructions.

In determining the enhanced death benefit, we will also subtract any applicable premium taxes not previously deducted.

   ENHANCED DEATH BENEFIT. If you elect the three year stepped-up enhanced death benefit option at the time of purchase, the minimum enhanced death benefit payable upon the death of the annuitant before the Annuity Start Date will be reset every third year on the Death Benefit Anniversary if the contract value on such Death Benefit Anniversary is greater than the contract value on the previous Death Benefit Anniversary. The enhanced death benefit will equal the greater of:

         (1) the contract value as of the date we receive due proof of the deceased's death and payment instructions; or

         (2) the highest contract value as of any Death Benefit Anniversary preceding the date the enhanced death benefit is determined, plus any premium payments, and minus any withdrawals and charges, incurred between such Death Benefit Anniversary and the date the enhanced death benefit is determined.

This value is initially set on the first Death Benefit Anniversary and equals the greater of: (a) the sum of premium payments, MINUS partial withdrawals; or
(b) contract value, on that date. This value will be reset on every future Death Benefit Anniversary (that is, every third contract anniversary) to equal contract value on that date only if contract value on that Death Benefit Anniversary is greater than the enhanced death benefit value on any previous Death Benefit Anniversary. Once reset, this value will never decrease unless partial withdrawals are made.

In determining the enhanced death benefit, we will also subtract any applicable premium taxes not previously deducted.

   AGE LIMITATION UNDER EITHER DEATH BENEFIT OPTION. If the annuitant dies at or after age 75 (or ten years after the date of issue, whichever is later) but before the Annuity Start Date, the death benefit will equal contract value, LESS any applicable premium taxes not yet deducted, as of the date we receive due proof of death and payment instructions.

   LOANS. If the Contract is a Qualified Contract, we will also deduct any outstanding loan amount on the date the death benefit is paid from the death benefit.

   DISTRIBUTION UPON THE OWNER'S DEATH. If you own the Contract with another person, and one of you dies before the Annuity Start Date, the survivor becomes the sole beneficiary regardless of

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

your designation. If there is no surviving owner, your named beneficiary will become the beneficiary upon your death. (You may name primary and contingent beneficiaries.) If you have named two or more primary beneficiaries, they will share equally in the death benefit (described below) unless you have specified otherwise. If there are no living primary beneficiaries at the time of your death, payments will be made to those contingent beneficiaries who are living when payment of the death benefit is due. If all the beneficiaries have predeceased you, we will pay the death benefit to your estate. If you or a joint owner who is the annuitant dies before the Annuity Start Date, then the provisions relating to the death of an annuitant (described below) will apply.

   If you are not the annuitant and you die before the annuitant and before the Annuity Start Date, then the following options are available to your beneficiary:

         (1) If the beneficiary is the spouse of the deceased owner, the spouse may continue the Contract as the new owner.

         (2)     If the beneficiary is not the spouse of the deceased owner:
                 (a) the beneficiary may elect to receive the contract value, LESS any premium taxes not yet deducted, in a single sum within 5 years of the deceased owner's death; or
                 (b) such beneficiary may elect to receive the contract value paid out under one of the approved payout plans, provided that distributions begin within one year of the deceased owner's death and the distribution period under the payout plan is for the life of, or for a period not exceeding the life expectancy of, the beneficiary.

   If the beneficiary does not elect one of the above options, we will pay the contract value, LESS any premium taxes not yet deducted, within five years from the date of the deceased owner's death.

Under any of the distribution options in this section, "Distribution Upon the Owner's Death," the beneficiary may exercise all ownership rights and privileges from the date of the deceased owner's death until the date that the contract value is paid. Similar rules apply to Qualified Contracts. The above distribution requirements will apply only upon the death of the first joint owner.

   DISTRIBUTION UPON THE DEATH OF THE ANNUITANT. If the annuitant (including an owner who is the annuitant) dies before the Annuity Start Date, we will pay the death benefit, described above in "Death Benefits Before the Annuity Start Date", in a lump sum to your named beneficiaries within five years after the date of the annuitant's death. If you have named two or more primary beneficiaries, they will share equally in the death benefit unless you have specified otherwise. If there are no living primary beneficiaries at the time of the annuitant's death, payments will be made to those contingent beneficiaries who are living when payment of the death benefit is due. If all the beneficiaries have predeceased the annuitant, we will pay the death benefit to you, if living, or the annuitant's estate. In lieu of a lump sum payment, the beneficiary may elect, within 60 days of the date we receive due proof of the annuitant's death, to apply the death benefit to a payout plan.

   If you are also the annuitant and you die, the provisions described immediately above apply, except that the beneficiary may only apply the death benefit payment to a payout plan if:

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


   - payments under the option begin within one (1) year of the annuitant's death; and

   - payments under the option are payable over the beneficiary's life or over a period not greater than the beneficiary's life expectancy.

DEATH OF PAYEE AFTER THE ANNUITY START DATE

   If the payee dies after the Annuity Start Date, any joint payee becomes the sole payee. If there is no joint payee, the successor payee becomes the sole payee. If there is no successor payee, the remaining benefits are paid to the estate of the last surviving payee. The death of the payee after the Annuity Start Date will have the effect stated in the payout plan pursuant to which annuity payments are being made. If any owner dies on or after the Annuity Start Date, any payments that remain must be made at least as rapidly as under the payout plan in effect on the date of the your death.

                               THE LIVING BENEFIT

   If you elect the Living Benefit option and if you do not choose to receive annuity payments until you have owned the Contract for at least 10 years, we will calculate the Living Benefit for each Eligible Variable Account on the Living Benefit Date. The Living Benefit will be credited to an Eligible Variable Account if the value of the Eligible Variable Account on the Living Benefit Date is less than the current value of the Eligible Premium Payment for that Eligible Variable Account.

   An Eligible Premium Payment is that portion of your first premium payment that you allocated to a particular Eligible Variable Account on the date of issue. It will be reduced by a percentage of all withdrawals and transfers you make out of that Eligible Variable Account.

   The Living Benefit that we will credit to a particular Eligible Variable Account on the Living Benefit Date is:

   (a) the value of the Eligible Premium Payment on the date of issue for that particular Eligible Variable Account; MINUS

   (b) a percentage of all withdrawals and transfers from that Eligible Variable Account; MINUS

   (c)  the value of that Eligible Variable Account on the Living Benefit Date.

   The Living Benefit Date is 10 years after the date of issue.

   If the Contract is owned by persons who are spouses at the time one joint owner dies, the Living Benefit Date will remain the same date. If the Contract is owned by joint owners who are not spouses and one of the joint owners dies before the Living Benefit Date, the original Living Benefit Date remains in effect provided no distributions have occurred as a result of the owner's death. Currently, all variable accounts are Eligible Variable Accounts.

   You will not receive the Living Benefit if you choose an Annuity Start Date that is earlier than the Living Benefit Date.

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

   A TRANSFER OR A PARTIAL WITHDRAWAL OF PREMIUM PAYMENTS OUT OF AN ELIGIBLE VARIABLE ACCOUNT WILL REDUCE THE VALUE OF ELIGIBLE PREMIUM PAYMENT FOR THE ELIGIBLE VARIABLE ACCOUNT IN THE SAME PROPORTION AS THE TRANSFER OR WITHDRAWAL REDUCED THE VALUE OF THE ELIGIBLE VARIABLE ACCOUNT. EXAMPLES #3 AND 4 BELOW ILLUSTRATE HOW THIS FEATURE OF THE LIVING BENEFIT WORKS.

   For purposes of calculating the value of an Eligible Variable Account, we deem all transfers and withdrawals to be first a withdrawal of premium payments, then of earnings. Transfers out of an Eligible Variable Account include transfers resulting from Dollar Cost Averaging or Automatic Account Balancing. Withdrawals out of an Eligible Variable Account include withdrawals resulting from the systematic withdrawal payments.

   The following examples illustrate how the Living Benefit works:

   EXAMPLE #1:

   Suppose you buy a Contract with a single premium payment of $50,000 and immediately allocates the $50,000 to an Eligible Variable Account. You do not withdraw or transfer any amounts from the Eligible Variable Account. As of the Living Benefit Date (which is ten years later), $50,000 is the current value of the Eligible Premium Payment on the Living Benefit Date.

   We will calculate the Living Benefit for the Eligible Variable Account by comparing the current value of the Eligible Premium Payment in the Eligible Variable Account on the Living Benefit Date ($50,000) to the value of the Eligible Variable Account on the Living Benefit Date. In this example, if the value of the Eligible Variable Account is less than $50,000 (the current value of the Eligible Premium Payment) on the Living Benefit Date, we will automatically credit the difference to contract value.

EXAMPLE #2:

   Assume the same facts as in Example #1, except that you specify an Annuity Start Date of the sixth contract anniversary and begin to receive payments under one of the payout options available under the Contract. On the Living Benefit Date, we will not calculate the Living Benefit and will not credit a Living Benefit to contract value. By selecting an Annuity Start Date (the 6th contract anniversary) that is earlier than the Living Benefit Date (10 years from the date of issue), you forfeited all eligibility for the Living Benefit.

EXAMPLE #3:

   Assume the same facts as in Example #1, except that you transfer $40,000 from the Eligible Variable Account in the eighth contract year. At that time, the total value of the Eligible Variable Account is $100,000. The transfer of $40,000 reduced the value of the Eligible Variable Account by 40% ($40,000/$100,000 = .40). No additional transfers or withdrawals are made prior to the Living Benefit Date. On the Living Benefit Date, the initial value of the Eligible Premium Payment ($50,000) is reduced by 40% to take into account the transfer in the eighth contract year ($50,000 X .40 = $20,000), leaving $30,000 ($50,000 -- $20,000 = $30,000). If on the Living Benefit Date

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

the value of the Eligible Variable Account is less than $30,000, we will automatically credit the difference to contract value.

EXAMPLE #4:

   Assume the same facts as in Example #1, except that in the fourth contract year you deposit (or transfer) an additional $50,000 premium payment into the Eligible Variable Account. In the eighth contract year when the value of the Eligible Variable Account is $150,000, the Owner withdraws $40,000. The withdrawal reduced the value of the Eligible Variable Account by 26.667% ($40,000/$150,000 = .26667). No additional transfers or withdrawals are made before the Living Benefit Date. On the Living Benefit Date, the initial value of the Eligible Premium Payment is $50,000. (The second Premium Payment of $50,000 does not qualify as an Eligible Premium Payment because it was made after the date of issue.) This Eligible Premium Payment is then reduced by 26.667% to take into account the transfer in the eighth contract year ($50,000 X .26667 = $13,333.33), leaving $36,666.67 ($50,000 -- $13,333.33 =
$36,666.67). If on the Living Benefit Date the value of the Eligible Variable Account is less than $36,666.67, we will automatically credit the difference to yourcontract value.

EXAMPLE #5:

   Spousal Joint Owners: If the Contract is owned by joint owners who are spouses at the time one of the joint owners dies, the surviving spouse may continue the Contract. The Living Benefit Date will remain unchanged as 10 years from the date of issue. On that date, we will calculate the Living Benefit for each Eligible Variable Account with value.

EXAMPLE #6:

If the Contract is owned by joint owners who are not spouses and one of the joint owners dies, the Living Benefit will be calculated on the original Living Benefit Date, provided the survivor has not received any distributions as a result of the owner's death.

We will continue to pay a Living Benefit on an Eligible Premium Payment allocated to an Eligible Variable Account if:

(a) the portfolio underlying an Eligible Variable Account changes its investment objective;

(b) we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the separate account; or

(c) shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the separate account and weare forced to redeem all shares of the portfolio held by the Eligible Variable Account.

                               THE FIXED ACCOUNT

         You may allocate some or all of your net premium Payments and transfer some or all of your contract value to the fixed account. The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interst at a rate of a least 3% per year on

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
amounts in the fixed account. The fixed account is part of our general account. Our general account supports our insurance and annuity obligations. Because the fixed account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

         The fixed account is not registered with the SEC under the Securities Act of 1933. Neither the fixed account nor our general account have been registered as an investment company under the 1940 Act. Therefore, neither our general account, the fixed account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the fixed account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

FIXED ACCOUNT VALUE

         The fixed account value is equal to:


                 (1) net premium payments allocated to the fixed account, PLUS

                 (2)    amounts transferred to the fixed account, PLUS

                 (3)    interest credited to the fixed account, MINUS

                 (4) any partial withdrawals or transfers from the fixed account, and MINUS

                 (5) any withdrawal charges, contract fees or premium taxes deducted from the fixed account.


   We intend to credit the fixed account with interest at current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

   The fixed account value will not share in the investment performance of the company's general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates.

   The interest rate we credit to the money you place in the fixed account will apply to the end of the calendar year in which we receive the amount. At the end of the calendar year, we will determine a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the fixed account on that date). We will guarantee the rate of interest we declare on such amount and accrued interest for the following calendar year. We will determine, in our sole discretion, any interest to be credited on amounts in the fixed account in excess of the minimum guaranteed effective rate of 3% per year. You therefore assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

   For purposes of making withdrawals, transfers or deductions of fees and charges from the fixed account, we will consider such withdrawals to have come from the last money into the contract, that

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
is, on a last-in, first-out ("LIFO") basis.

   We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one calendar year (except for the year in which such amount is received or transferred).

FIXED ACCOUNT TRANSFERS

   GENERAL. Transfers to the fixed account must be at least $1,000. A transfer charge of $25 may be imposed for the thirteenth and each subsequent request you make to transfer contract value from one or more variable accounts to the fixed account (or to one or more Variable Accounts) during a single contract year before the Annuity Start Date.

   Before the Annuity Start Date, you may transfer up to 20% of the fixed account value (as determined at the beginning of the contract year) from the fixed account to one or more of the variable accounts in any contract year. No fee is charged for transfers from the fixed account to one or more variable accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

   DOLLAR-COST AVERAGING. You may elect to participate in the Dollar-Cost Averaging Program at the time of your application, or at any time thereafter before the Annuity Start Date by sending us a written request. The Dollar-Cost Averaging Program permits you to systematically transfer (on a monthly or quarterly basis) a set dollar amount from the fixed account or one or more variable accounts to any other variable accounts. The minimum amount that may be transferred under the Dollar-Cost Averaging Program is $100 to each variable account. The maximum amount that may be transferred and withdrawn out of the fixed account in any contract year under all circumstances (Dollar-Cost Averaging, systematic withdrawals and partial withdrawals) is 20% of the fixed account value as determined at the beginning of the contract year. Once elected, dollar-cost averaging from the fixed account remains in effect for the life of the Contract until the value of the fixed account is depleted or until you cancel your participation by written request or by telephone if we have your telephone authorization on file. There is no additional charge for dollar-cost averaging, and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the dollar-cost averaging program at any time and for any reason.

PAYMENT DEFERRAL

   We have the right to defer payment of any full or partial withdrawal or transfer from the fixed account for up to six months from the date we receive your written request for such a withdrawal or transfer at our Service Center. If we do not give you a payment within 30 days after we receive all necessary documentation, or such shorter period required by a particular state, we will credit interest at 3%, or such higher rate as is required for a particular state, to the amount to be paid from the date we received the documentation.

                INVESTMENT PERFORMANCE OF THE VARIABLE ACCOUNTS

   From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the variable accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We also may, from time to time, advertise or include in sales literature variable account performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance, as well as comparisons with unmanaged market indices, appears in the SAI.

   Performance data for the variable accounts is based on the investment performance of the corresponding portfolio of a Fund and reflects the deduction of some or all fees and charges currently assessed under the contract.. (See the accompanying prospectuses for the Funds.)

   The "yield" of the Money Market Variable Account refers to the annualized income generated by an investment in the variable account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the variable account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

   The yield of a variable account (other than the Money Market Variable Account) refers to the annualized income generated by an investment in the variable account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

   Yield quotations do not reflect the withdrawal charge.

   The "total return" of a variable account refers to return quotations assuming an investment under a Contract has been held in the variable account for various periods of time. When a variable account or portfolio has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

   The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the variable account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the variable account (including any withdrawal charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

   In addition to the standard version described above, total return performance information computed on different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the withdrawal charge. In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the variable accounts.

   We may also disclose yield and total returns for the portfolios, including such disclosures for periods before the date the variable account commenced operations. Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the variable accounts. This data is designed to show the performance that could have resulted if the Contract had been in existence during that time.

   Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

   In advertising and sales literature (including illustrations), the performance of each variable account may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the variable account. Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies ("CDA"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

   Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, CDA, VARDS and Morningstar rank or illustrate such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

   Advertising and sales literature may also compare the performance of each variable account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

   We may also report other information including the effect of systematic withdrawals, systematic investments and tax-deferred compounding on a variable account's investment returns, or returns in general. We may illustrate this information by using tables, graphs, or charts. All income and capital gains derived from variable account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the variable account investment experience is positive.

                                 VOTING RIGHTS

   We are the legal owner of the portfolio shares held in the variable accounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other contract owners as to how we should vote the portfolio shares held in the variable accounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

   When we solicit your vote, the number of votes you have will be calculated separately for each variable account in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the variable account invests. It may include fractional shares. Before the Annuity Start Date, you hold a voting interest in each variable account to which the contract value is allocated. After the Annuity Start Date, the annuitant has a voting interest in each variable account from which variable annuity payments are made. If you have a voting interest in a variable account, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that variable account invests.

   If we do not receive timely voting instructions for portfolio shares or if we own the shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter. For further details as to how we determine the number of your votes, see the SAI.

                              FEDERAL TAX MATTERS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

   We believe that our Contracts will qualify as annuity contracts for federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts."

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

   We believe that if you are a natural person you will not be taxed on increases in the contract value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value and, in the case of a Qualified Contract described below, any portion of an interest in the qualified plan, generally will be treated as a distribution.) When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59-1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

   If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

   TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

         -       made on or after the taxpayer reaches age 59 1/2

         -       made on or after the death of an Owner;

         -       attributable to the taxpayer's becoming disabled; or

         - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

         TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Annuity Start Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   TAXATION OF QUALIFIED CONTRACTS

   The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Sections 219 and 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called Simple IRAs under section 408(p) of the Code, and Roth IRAs under section 408A, may also be used in connection with variable annuity contracts. Simple IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, provided the sponsoring employer makes matching or non-elective contributions. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, rather than the usual 10%. Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash, or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.

   Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   TAX-SHELTERED ANNUITIES under section 403(b) of the Code permit public schools and other eligible employers to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes.

   Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   OTHER TAX ISSUES. You should note that the Contract includes a death benefit that in some cases may exceed the greater of the Premium Payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.

   Qualified Contracts (other than Roth IRAs) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   OUR INCOME TAXES

   At the present time, we make no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the investment divisions (that is, the variable accounts) of the separate account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the separate account or the Contracts.

   Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

   POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                               OTHER INFORMATION

HOLIDAYS

   In addition to federal holidays, we are closed on the following days: the Friday after Thanksgiving, the day before Christmas when Christmas falls on Tuesday through Saturday, the day after Christmas when Christmas falls on Sunday or Monday, and the day after New Year's Day when it falls on a Sunday, the Monday after New Year's Day when New Year's Day falls on a Saturday, and the day before or after Independence Day when it falls on Saturday or Sunday.

PAYMENTS

   We will usually pay you any full or partial withdrawal, death benefit payment, or for Qualified Contracts only, payment of your loan proceeds, within seven days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death.

   However, we may be required to suspend or postpone payments during any period when:

         - the New York Stock Exchange is closed, other than customary weekend and holiday closings;

         - trading on the New York Stock Exchange is restricted as determined by the SEC;

         - the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of the value of the separate account's net assets not reasonably practicable; or

         - the SEC permits, by order, the suspension or postpone of payments for your protection.

   If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

   We have the right to defer payment for a full or partial withdrawal or transfer from the fixed account for up to six months from the date we receive your written request. If we do not make a payment within 30 days after we receive the documentation we need to complete the transaction (or a shorter period if required by a particular state), we will credit interest to the amount to be paid from the date we received the necessary documentation at a rate of 3% (or such higher rate required for a particular state).


MODIFICATION

    Upon notice to you, we may modify the Contract to:

         - permit the Contract or the separate account to comply with any applicable law or regulation issued by a government agency; or

         - assure continued qualification of the Contract under the tax code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

         -      reflect a change in the operation of the separate account; or

         -      provide additional investment options.

   In the event of most such modifications, we will make appropriate endorsement to the Contract.

DISTRIBUTION OF THE CONTRACTS

   IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as the distributor for the Contracts. IL Securities is an affiliate of Indianapolis Life Insurance Company.

   Sales commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions of up to 7.2% of premium payments. Other commissions of up to 1.25% may also be paid. We may also pay up to 1.25% of premium payments to IL Securities to compensate it for certain distribution expenses. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. In addition, we may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts other than those described under "Fees and Charges."

LEGAL PROCEEDINGS

   We and our affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the variable account or us.

REPORTS TO OWNERS

   We will mail a report to you at least annually at your last known address of record. The report will state the contract value (including the contract value in each variable account and the fixed account) of the Contract, premium payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

INQUIRIES

   Inquiries regarding your Contract may be made by writing to us at our Service Center.

YEAR 2000 MATTERS

   Like all financial services providers, we utilize systems that may be affected by Year 2000 transition issues. We also rely on service providers, including the portfolios and the administrator, that may be affected by Year 2000 issues. We have developed, and are in the process of implementing, a Year 2000 transition plan. In addition, we are in the process of confirming that the portfolios and their service providers are also engaged in similar transition plans. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the our operations. However, as of the date of this prospectus, it is not anticipated that owners will experience negative effects on their investment, or on the services provided in connection, as a result of Year 2000 transition implementation. We currently anticipate that its systems will be Year 2000 compliant in a timely manner, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair services at that time.

FINANCIAL STATEMENTS

   IL Annuity and Insurance Company, formerly known as Sentry Investors Life Insurance Company, became a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc. on November 1, 1994. Just before that date, we entered into an assumption reinsurance agreement with Sentry Life Insurance Company ("Sentry") under which Sentry assumed all of the insurance in-force and related assets and liabilities from us. The effect of the reinsurance agreement was to transfer all of the insurance related assets and liabilities to Sentry, leaving only bonds, cash and state insurance department licenses to be acquired by the Indianapolis Life Group of Companies, Inc. We did not issue any business through December 31, 1994.

   The audited statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1997 and the related statement of operations for the year then ended and statements of changes in net assets for the two years then ended, as well as the Report of the Independent Auditors, are included in the Statement of Additional Information ("SAI"). Our audited balance sheets as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997, as well as the Report of the Independent Auditors, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.





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

                            TABLE OF CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                                      Page

Additional Contract Provisions  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
         The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
         Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
         Incorrect Age or Sex . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
         Nonparticipation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
         Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
         Tax Status of the Contracts  . . . . . . . . . . . . . . . . . . . . . . . . .  3
Calculation of Variable Account and Adjusted Historic Portfolio Performance Data  . . .  3
         Money Market Variable Account Yields . . . . . . . . . . . . . . . . . . . . .  3
         Other Variable Account Yields  . . . . . . . . . . . . . . . . . . . . . . . .  5
         Average Annual Total Returns for the Variable Accounts . . . . . . . . . . . .  6
         Non-Standard Variable Account Total Returns  . . . . . . . . . . . . . . . . .  7
         Effect of the Contract Fee on Performance Data . . . . . . . . . . . . . . . .  8
         Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
         Variable Account Performance Figures . . . . . . . . . . . . . . . . . . . . . 10
         Adjusted Historical Portfolio Performance Figures  . . . . . . . . . . . . . . 15
Net Investment Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
Variable Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
         Assumed Investment Rate  . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
         Amount of Variable Annuity Payments  . . . . . . . . . . . . . . . . . . . . . 23
         Annuity Unit Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
Addition, Deletion or Substitution of Investments . . . . . . . . . . . . . . . . . . . 25
         Resolving Material Conflicts . . . . . . . . . . . . . . . . . . . . . . . . . 26
Termination of Participation Agreements . . . . . . . . . . . . . . . . . . . . . . . . 26
         The Alger American Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
         Fidelity Variable Insurance Products Fund and Fund II  . . . . . . . . . . . . 27
         OCC Accumulation Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
         Royce Capital Fund.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
         SAFECO Resource Series Trust.  . . . . . . . . . . . . . . . . . . . . . . . . 29
         SoGen Variable Funds, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . 30
         T. Rowe Price Fixed Income Series, Inc.  . . . . . . . . . . . . . . . . . . . 31
         T. Rowe Price International Series, Inc. . . . . . . . . . . . . . . . . . . . 31
         Van Eck Worldwide Insurance Trust  . . . . . . . . . . . . . . . . . . . . . . 31
Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
Safekeeping of Account Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
Distribution of the Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34





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
                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

         The following condensed financial information shows accumulation unit values for each Variable Account for each year since the Variable Account started operation. Accumulation unit value is the unit we use to calculate the value of your interest in a Variable Account. Accumulation unit value does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statement of the Separate Account that can be found in the SAI.


---------------------------------------------------------------------------------------------------------------
                            Alger American Fund:  MidCap Growth Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $10.812                     $12.263                    294,506
---------------------------------------------------------------------------------------------------------------
 1996                        $9.786                      $10.812                    109,955
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $9.786                     2,764
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                          Alger American Fund:  Small Capitalization Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $9.955                      $10.936                    372,229
---------------------------------------------------------------------------------------------------------------
 1996                        $9.675                      $9.955                     181,361
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $9.675                     1,709
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                              Fidelity VIP Fund:  Equity-Income Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $11.958                     $15.114                    781,937
---------------------------------------------------------------------------------------------------------------
 1996                        $10.616                     $11.958                    195,400
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.616                    3,789
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                  Fidelity VIP Fund:  Growth Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $10.868                     $13.240                    462,381
---------------------------------------------------------------------------------------------------------------
 1996                        $9.604                      $10.868                    164,945
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $9.604                     2,199
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                               Fidelity VIP Fund:  Money Market Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $10.456                     $10.888                    486,050
---------------------------------------------------------------------------------------------------------------
 1996                        $10.00                      $10.456                    179,504
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $0                         0
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                              Fidelity VIP Fund:  Asset Manager Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $11.817                     $14.066                    212,897
---------------------------------------------------------------------------------------------------------------
 1996                        $8.224                      $11.817                    61,512
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $8.224                     255
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                             Fidelity VIP Fund:  Contrafund Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $12.105                     $14.824                    638,524
---------------------------------------------------------------------------------------------------------------
 1996                        $10.091                     $12.105                    203,860
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.091                    5,731
---------------------------------------------------------------------------------------------------------------



                                Fidelity VIP Fund:  Index 500 Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $12,734                     $16.672                    826,178
---------------------------------------------------------------------------------------------------------------
 1996                        $10.514                     $12.734                    193,803
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.514                    3,538
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                             Fidelity VIP Fund:  Investment Grade Bond Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $10.422                     $11.214                    274,009
---------------------------------------------------------------------------------------------------------------
 1996                        $10.247                     $10.422                    57,476
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.247                    1,668
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                             OCC Accumulation Trust:  Managed Variable Account*
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------
 1997                        $12.567                     $15.160                    672,203
---------------------------------------------------------------------------------------------------------------
 1996                        $10.380                     $12.567                    133,102
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.380                    161
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                         OCC Accumulation Trust:  Small Cap Variable Account*
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $12.148                     $14.649                    162,435
---------------------------------------------------------------------------------------------------------------
 1996                        $10.388                     $12.148                    40,024
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.388                    1,182
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                           Royce Capital Fund: Royce Micro-Cap Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997***                     $10.000                     $10.920                    69,105
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                      SAFECO Resource Series Trust:  SAFECO Equity Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997***                     $10.000                     $10.495                    104,775
---------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------
                      SAFECO Resource Series Trust:  SAFECO Growth Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997***                     $10.000                     $11.092                    122,625
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                     SoGen Variable Funds, Inc.:  SoGen Overseas Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997***                     $10.000                     $9.322                     56,588
---------------------------------------------------------------------------------------------------------------






---------------------------------------------------------------------------------------------------------------
                 T. Rowe Price Fixed Income Series, Inc.:  Limited-Term Bond Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $9.946                      $10.767                    136,902
---------------------------------------------------------------------------------------------------------------
 1996                        $10.042                     $9.946                     27,325
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.042                    1,485
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                 T. Rowe Price International Series, Inc.:  International Stock Variable Account
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $11.780                     $11.979                    368,187
---------------------------------------------------------------------------------------------------------------
 1996                        $10.487                     $11.780                    122,831
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.487                    2,530
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                 Van Eck Worldwide Insurance Trust:  Worldwide Hard Assets Variable Account**
---------------------------------------------------------------------------------------------------------------
                             Accumulation unit value     Accumulation unit value    Number of accumulation
                             at the beginning of the     at the end of the year     units outstanding at the
                             year                                                   end of the year
---------------------------------------------------------------------------------------------------------------
 1998                        $                           $
---------------------------------------------------------------------------------------------------------------
 1997                        $12.356                     $11.983                    166,188
---------------------------------------------------------------------------------------------------------------
 1996                        $10.621                     $12.356                    29,990
---------------------------------------------------------------------------------------------------------------
 1995                        $10.00                      $10.621                    58
---------------------------------------------------------------------------------------------------------------

-------------------

* Prior to May 1, 1996, OCC Accumulation Trust was called Quest for Value Accumulation Trust.

** Prior to May 1, 1997, Van Eck Worldwide Hard Assets Variable Account was called Van Eck Gold and Natural Resources.

***      Period from September 1, 1997 to December 31, 1997.

                       STATEMENT OF ADDITIONAL INFORMATION



                                    for the



                         VISIONARY AND VISIONARY CHOICE



              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS


                                 Issued Through


                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1


                                   Offered by

                        IL ANNUITY AND INSURANCE COMPANY
                           2960 North Meridian Street
                           Indianapolis, Indiana 46208

                              --------------------

       This Statement of Additional Information expands upon subjects discussed in the current Prospectus for each of the Visionary and Visionary Choice flexible premium deferred variable annuity contracts (each, the "Contract") offered by IL Annuity and Insurance Company ("WE", "US", "OUR").


       You may obtain a copy of the Prospectus for the Visionary Contract dated May 1, 1999 by calling 1-800-388-1331 or by writing to the Annuity Service
Center: IL Annuity and Insurance Company, P.O. Box 290764, Wethersfield, CT
06129.



       You may obtain a copy of the Prospectus for the Visionary Choice Contract dated May 1, 1999 by calling 1-888-232-6486 or by writing to the Annuity Service Center: IL Annuity and Insurance Company, c/o USA
Administration Services, Inc., P.O. Box 29163, Overland Park, KS 66201.



        This Statement incorporates terms used in the current Prospectus for each Contract.



This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectuses for your Contract and the Funds.



       The date of this Statement of Additional Information is May 1, 1999.

                                TABLE OF CONTENTS


                                                                                         PAGE
                                                                                         ----
ADDITIONAL CONTRACT PROVISIONS..............................................................2
            THE CONTRACT....................................................................2
            INCONTESTABILITY................................................................2
            Incorrect Age or Sex............................................................2
            NONPARTICIPATION................................................................3
            OPTIONS                                                                         3
            TAX STATUS OF THE CONTRACTS.....................................................3
CALCULATION OF VARIABLE ACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA............3
            Money Market Variable Account Yields............................................3
            Other Variable Account Yields...................................................5
            Average Annual Total Returns for the Variable Accounts..........................6
            Non-Standard Variable Account Total Returns.....................................7
            Effect of the Contract Fee on Performance Data..................................8
            Other Information...............................................................9
            Variable Account Performance Figures...........................................10
            Adjusted Historical Portfolio Performance Figures..............................15
NET INVESTMENT FACTOR......................................................................22
VARIABLE ANNUITY PAYMENTS..................................................................22
            Assumed Investment Rate........................................................23
            Amount of Variable Annuity Payments............................................23
            Annuity Unit Value.............................................................24
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS..........................................25
            Resolving Material Conflicts...................................................26
TERMINATION OF PARTICIPATION AGREEMENTS....................................................26
            The Alger American Fund........................................................26
            Fidelity Variable Insurance Products Fund and Fund II..........................27
            OCC Accumulation Trust.........................................................28
            Royce Capital Fund.............................................................28
            SAFECO Resource Series Trust...................................................29
            SoGen Variable Funds, Inc......................................................30
            T. Rowe Price Fixed Income Series, Inc.........................................31
            T. Rowe Price International Series, Inc........................................31
            Van Eck Worldwide Insurance Trust..............................................31
VOTING RIGHTS..............................................................................32
SAFEKEEPING OF ACCOUNT ASSETS..............................................................33
DISTRIBUTION OF THE CONTRACTS..............................................................33
LEGAL MATTERS..............................................................................34
EXPERTS....................................................................................34
OTHER INFORMATION..........................................................................34
FINANCIAL STATEMENTS.......................................................................34

                         ADDITIONAL CONTRACT PROVISIONS


THE CONTRACT


       The entire contract is the Contract, the signed application, the data page, the endorsements, options and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless the application contains it.



       Any change in the Contract or waiver of its provisions must be in writing and signed by our President, a Vice President, Secretary or Assistant
Secretary. No other person -- no agent or Registered Representative -- has authority to change or waive any provision of this Contract.



       Upon notice to you, we may modify the Contract if necessary to:



       - permit the Contract or the Separate Account to comply with any applicable law or regulation that a governmental agency issues; or



       - assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or



       - effect a change in the operation of the Separate Account or to provide additional investment options.



       In the event of such modifications, we will make the appropriate endorsement to the Contract.


INCONTESTABILITY


       We will not contest the Contract from the Date of Issue.


INCORRECT AGE OR SEX


       We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the Annuity Start Date and the amount of the annuity payments by using the correct age and sex. If a misstatement of age or sex results in annuity payments that are too large, then we will charge the overpayments with compound interest against subsequent payments. If we have made payments that are too small, then we will pay the underpayments with compound interest upon receipt of notice of the underpayments. We will pay adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION


       The Contract does not participate in our surplus earnings or profits.


OPTIONS


       Except in the limited circumstances described below, we will issue four options automatically upon the issuance of each Contract. These options provide for the waiver of the Withdrawal Charge in case of extended hospitalization, long term care, terminal illness, or the post secondary education of certain family members or the Annuitant, as provided in the option. There is no additional charge for the issuance of the options, which are available only at the issuance of the Contract. All options may not be available in all states.



TAX STATUS OF THE CONTRACTS



       Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


            DIVERSIFICATION REQUIREMENTS. THE CODE REQUIRES THAT THE INVESTMENTS OF EACH INVESTMENT DIVISION OF THE SEPARATE ACCOUNT UNDERLYING THE CONTRACTS BE "ADEQUATELY DIVERSIFIED" IN ORDER FOR THE CONTRACTS TO BE TREATED AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES. IT IS INTENDED THAT EACH INVESTMENT DIVISION, THROUGH THE FUND IN WHICH IT INVESTS, WILL SATISFY THESE DIVERSIFICATION REQUIREMENTS.

            OWNER CONTROL. IN CERTAIN CIRCUMSTANCES, OWNERS OF VARIABLE ANNUITY CONTRACTS HAVE BEEN CONSIDERED FOR FEDERAL INCOME TAX PURPOSES TO BE THE OWNERS OF THE ASSETS OF THE SEPARATE ACCOUNT SUPPORTING THEIR CONTRACTS DUE TO THEIR ABILITY TO EXERCISE INVESTMENT CONTROL OVER THOSE ASSETS. WHEN THIS IS THE CASE, THE CONTRACT OWNERS HAVE BEEN CURRENTLY TAXED ON INCOME AND GAINS ATTRIBUTABLE TO THE VARIABLE ACCOUNT ASSETS. THERE IS LITTLE GUIDANCE IN THIS AREA, AND SOME FEATURES OF OUR CONTRACTS, SUCH AS THE FLEXIBILITY OF AN OWNER TO ALLOCATE PREMIUM PAYMENTS AND TRANSFER AMOUNTS AMONG THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, HAVE NOT BEEN EXPLICITLY ADDRESSED IN PUBLISHED RULINGS. WHILE WE BELIEVE THAT THE CONTRACTS DO NOT GIVE OWNERS INVESTMENT CONTROL OVER SEPARATE ACCOUNT ASSETS, WE RESERVE THE RIGHT TO MODIFY THE CONTRACTS AS NECESSARY TO PREVENT AN OWNER FROM BEING TREATED AS THE OWNER OF THE SEPARATE ACCOUNT ASSETS SUPPORTING THE CONTRACT.

            REQUIRED DISTRIBUTIONS. IN ORDER TO BE TREATED AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES, SECTION 72(s) OF THE INTERNAL REVENUE CODE REQUIRES ANY NON-QUALIFIED CONTRACT TO CONTAIN CERTAIN PROVISIONS SPECIFYING HOW YOUR INTEREST IN THE CONTRACT WILL BE DISTRIBUTED IN THE EVENT OF THE DEATH OF A HOLDER OF THE CONTRACT. THE NON-QUALIFIED CONTRACTS CONTAIN PROVISIONS THAT ARE INTENDED TO COMPLY WITH THESE CODE REQUIREMENTS, ALTHOUGH NO REGULATIONS INTERPRETING THESE REQUIREMENTS HAVE YET BEEN ISSUED. WE INTEND TO REVIEW SUCH PROVISIONS AND MODIFY THEM IF NECESSARY TO ASSURE THAT

THEY COMPLY WITH THE APPLICABLE REQUIREMENTS WHEN SUCH REQUIREMENTS ARE CLARIFIED BY REGULATION OR OTHERWISE.

       OTHER RULES MAY APPLY TO QUALIFIED CONTRACTS.

  CALCULATION OF VARIABLE ACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE
                                      DATA


       We may advertise and disclose historic performance data for the Variable Accounts, including yields, standard annual total returns, and nonstandard measures of performance of the Variable Accounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.


MONEY MARKET VARIABLE ACCOUNT YIELDS


       Advertisements and sales literature may quote the current annualized yield of the Money Market Variable Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.



       We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical Variable Account under a Contract having a balance of one unit of the Money Market Variable Account at the beginning of the period. We divide that net change in Variable Account value by the value of the hypothetical Variable Account at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market Portfolio in which the hypothetical Variable Account invests; and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical Variable Account.



       These charges and deductions include the per unit charges for the annualized Contract Fee, the mortality and expense risk charge and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit Contract Fee based on the $30 annualized Contract Fee that we deduct in four equal payments at the end of each Contract Quarter.



       We calculate the current yield by the following formula:


       Current Yield = ((NCS - ES)/UV) X (365/7)

       Where:

       NCS = the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical Variable Account having a balance of one Variable Account unit.



       ES  =  per unit charges deducted from the hypothetical Variable
              Account for the seven-day period.


       UV  =  the unit value for the first day of the seven-day period.


       We may also disclose the effective yield of the Money Market Variable Account for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.



                                       365/7
       Effective Yield = (1 + ((NCS-ES)/UV))     - 1


       Where:


       NCS = the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical Variable Account having a balance of one Variable Account unit.



       ES  =  per unit charges deducted from the hypothetical Variable
              Account for the seven-day period.


       UV  =  the unit value for the first day of the seven-day period.


       The Money Market Variable Account's yield is lower than the Money Market Portfolio's yield because of the charges and deductions that the Contract imposes.


       The current and effective yields on amounts held in the Money Market Variable Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Variable Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market Variable Account for periods other than a seven-day period.



       Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options. No Withdrawal Charge applies to Contract Value in excess of aggregate Premium Payments.



       Based on the method of calculation described above, for the seven-day period ended December 31, 1998, the current yield and the effective yield for the Money Market Variable Account were as follows:



                 Current yield:          ___%
                 Effective yield:        ___%


OTHER VARIABLE ACCOUNT YIELDS


       Sales literature or advertisements may quote the current annualized yield of one or more of the Variable Accounts (except the Money Market Variable Account) under the Contract for 30-day or one-month periods. The annualized yield of a Variable Account refers to income that the Variable Account generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.


       We compute the annualized 30-day yield by:

              1. Subtracting the Variable Account expenses for the period from the net investment income of the portfolio attributable to the Variable Account units;


              2. Dividing 1. by the maximum offering price per unit on the last day of the period;

              3. Multiplying 2. by the daily average number of units outstanding for the period;

              4.     compounding that yield for a six-month period; and



              5.     multiplying the result in 4. by 2.



       Expenses of the Variable Account include the annualized Contract Fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes that we deduct a Contract Fee of $30 per year per Contract at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we use an average Contract Fee based on the average Contract Value in the Variable Account to determine the amount of the charge attributable to the Variable Account for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:


                                                  6
      Yield   =     2 X (((NI - ES)/(U X UV)) + 1) - 1)

      Where:


      NI     =      net income of the portfolio for the 30-day or one-month
                    period attributable to the Variable Account's units.


      ES     =      charges deducted from the Variable Account for the 30-day or one-month period.

      U      =      the average number of units outstanding.

      UV     =      the unit value at the close (highest) of the last day in the
                    30-day or one-month period.


       The yield for the Variable Account is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.



       The yield on the amounts held in the Variable Accounts normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding Variable Account's actual yield.



       Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options.


AVERAGE ANNUAL TOTAL RETURNS FOR THE VARIABLE ACCOUNTS


       Sales literature or advertisements may quote average annual total returns for one or more of the Variable Accounts for various periods of time. If we advertise total return for the Money Market Variable Account, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.



       When a Variable Account has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.



       Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

       We calculate the standard average annual total returns using Variable Account unit values that we calculate on each valuation day based on the performance of the Variable Account's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annualized Contract Fee. The calculation assumes that we deduct a Contract Fee of $7.50 per quarter per Contract at the end of each Contract quarter. For purposes of calculating average annual total return, we use an average per-dollar per-day Contract Fee attributable to the hypothetical Variable Account for the period. The calculation also assumes total withdrawal of the Contract at the end of the period for the return quotation and will take into account the Withdrawal Charge applicable to the Contract that we assess on certain withdrawals of Contract Value.



We calculate the standard total return by the following formula:

                            (1/N)
       TR      =    ((ERV/P)     ) - 1

       Where:

       TR      =    the average annual total return net of Variable Account
                    recurring charges.

       ERV     =    the ending redeemable value (net of any applicable
                    Withdrawal Charge) of the hypothetical Variable Account at the end of the period.

       P       =    a hypothetical initial payment of $1,000.

       N       =    the number of years in the period.

Non-Standard Variable Account Total Returns


       Sales literature or advertisements may quote average annual total returns for the Variable Accounts that do not reflect any Withdrawal Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical Variable Account for the period with an ending value for the period that does not take into account any Withdrawal Charges.



       We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:


       CTR     =   (ERV/P) - 1

       Where:

       CTR     =   The cumulative total return net of Variable Account recurring charges for the period.

       ERV     =   The ending redeemable value of the hypothetical investment at the end of the period.

       P       =   A hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA


       Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic Portfolio performance may include data that precedes the inception dates of the Variable Accounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.



       We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.


EFFECT OF THE CONTRACT FEE ON PERFORMANCE DATA


       The Contract provides for the deduction of a $7.50 Contract Fee at the end of each Contract Quarter from the Fixed and Variable Accounts. We base it on the proportion that the value of each such Account bears to the total Contract Value. For purposes of reflecting the Contract Fee in yield and total return quotations, we convert the Contract Fee into a per-dollar per-day charge based on the average Contract Value in the Separate Account of all Contracts on the last day of the period for which quotations are provided. Then, we adjust the per-dollar per-day average charge to reflect the basis upon which we calculate the particular quotation.


OTHER INFORMATION


       The following is a partial list of those publications that the Funds' advertising shareholder materials may cite as containing articles describing investment results or other data relative to one or more of the Variable Accounts. They may cite other publications.


   Broker World                                 Financial World
   Across the Board                             Advertising Age
   American Banker                              Barron's
   Best's Review                                Business Insurance
   Business Month                               Business Week
   Changing Times                               Consumer Reports
   Economist                                    Financial Planning
   Forbes                                       Fortune
   Inc.                                         Institutional Investor
   Insurance Forum                              Insurance Sales

   Insurance Week                               Journal of Accountancy
   Journal of the American Society of
      CLU & ChFC                                Journal of Commerce
   Life Insurance Selling                       Life Association News
   MarketFacts                                  Manager's Magazine
   National Underwriter                         Money
   Morningstar, Inc.                            Nation's Business
   New Choices (formerly 50 Plus)               New York Times
   Pension World                                Pensions & Investments
   Rough Notes                                  Round the Table
   U.S. Banker                                  VARDs
   Wall Street Journal                          Working Woman


                            HISTORIC PERFORMANCE DATA


GENERAL LIMITATIONS

       The figures below represent the past performance of the Variable Accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.


       The Funds have provided the Portfolios' performance data. We derive the Variable Account performance data from the data that the Funds provide. None of the Funds are affiliated with IL Annuity. In preparing the tables below, IL Annuity relied on the Funds' data. While IL Annuity has no reason to doubt the accuracy of the figures provided by the Funds, IL Annuity has not verified those figures.


VARIABLE ACCOUNT PERFORMANCE FIGURES


       The following charts show the historical performance data for the Variable Accounts since each Variable Account's commencement of operations. These figures are not an indication of future performance of the Variable Accounts. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.



       Standard average annual total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7%.

===========================================================================================================================
                                                                                                     For the period
                                                                                                          from
                                                                                                      beginning of
           Variable Account                       For the 1-year         FOR THE 3-YEAR             Variable Account
       (Date Variable Account                      period ended           PERIOD ENDED               operations to
          operations began)                          12/31/98               12/31/98                    12/31/98
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------------------
               MidCap Growth (11/6/95)
             Small Capitalization (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
---------------------------------------------------------------------------------------------------------------------------
            Equity Income (11/6/95)
            Growth (11/6/95)
            Money Market (11/6/95)*
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
---------------------------------------------------------------------------------------------------------------------------
            Asset Manager (11/6/95)
            Contrafund (11/6/95)
            Index 500 (11/6/95)
            Investment Grade Bond (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------
            Managed (11/6/95)
            Small Cap (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
---------------------------------------------------------------------------------------------------------------------------
            Royce Micro-Cap (9/1/97)                                          N/A
---------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------
            Equity (9/1/97)                                                   N/A
            Growth (9/1/97)                                                   N/A
---------------------------------------------------------------------------------------------------------------------------
SOGEN VARIABLE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
            SoGen Overseas (9/1/97)                                           N/A
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
            Limited-Term Bond (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
            International Stock (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
            Worldwide Hard Assets (11/6/95)
===========================================================================================================================


* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

       Nonstandard average annual total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of an administrative expenses charge at an annual rate of 0.15%.



       These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.



===========================================================================================================================
                                                                                                     For the period
                                                                                                          from
                                                                                                      beginning of
           Variable Account                       For the 1-year         FOR THE 3-YEAR             Variable Account
       (Date Variable Account                      period ended           PERIOD ENDED               operations to
          operations began)                          12/31/98               12/31/98                    12/31/98
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------------------
             MidCap Growth (11/6/95)
             Small Capitalization (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
---------------------------------------------------------------------------------------------------------------------------
            Equity Income (11/6/95)
            Growth (11/6/95)
            Money Market (11/6/95)*
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
---------------------------------------------------------------------------------------------------------------------------
            Asset Manager (11/6/95)
            Contrafund (11/6/95)
            Index 500 (11/6/95)
            Investment Grade Bond (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------
            Managed (11/6/95)
            Small Cap (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
---------------------------------------------------------------------------------------------------------------------------
            Royce Micro-Cap (9/1/97)                                          N/A
---------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------
            Equity (9/1/97)                                                   N/A
            Growth (9/1/97)                                                   N/A
---------------------------------------------------------------------------------------------------------------------------
SOGEN VARIABLE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
            SoGen Overseas (9/1/97)                                           N/A
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
                                                                                                     For the period
                                                                                                          from
                                                                                                      beginning of
           Variable Account                       For the 1-year         FOR THE 3-YEAR             Variable Account
       (Date Variable Account                      period ended           PERIOD ENDED               operations to
          operations began)                          12/31/98               12/31/98                    12/31/98
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
            Limited-Term Bond (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
            International Stock (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
            Worldwide Hard Assets (11/6/95)
===========================================================================================================================



* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.


Standard cumulative total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an annual administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7%.



===========================================================================================================================
                                                                                                     For the period
                                                                                                          from
                                                                                                      beginning of
           Variable Account                       For the 1-year         FOR THE 3-YEAR             Variable Account
       (Date Variable Account                      period ended           PERIOD ENDED               operations to
          operations began)                          12/31/98               12/31/98                    12/31/98
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------------------
             MidCap Growth (11/6/95)
             Small Capitalization (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
---------------------------------------------------------------------------------------------------------------------------
            Equity Income (11/6/95)
            Growth (11/6/95)
            Money Market (11/6/95)*
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
---------------------------------------------------------------------------------------------------------------------------
            Asset Manager (11/6/95)
            Contrafund (11/6/95)
            Index 500 (11/6/95)
            Investment Grade Bond (11/6/95)
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
                                                                                                     For the period
                                                                                                          from
                                                                                                      beginning of
           Variable Account                       For the 1-year         FOR THE 3-YEAR             Variable Account
       (Date Variable Account                      period ended           PERIOD ENDED               operations to
          operations began)                          12/31/98               12/31/98                    12/31/98
---------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------
            Managed (11/6/95)
            Small Cap (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
---------------------------------------------------------------------------------------------------------------------------
            Royce Micro-Cap (9/1/97)                                          N/A
---------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------
            Equity (9/1/97)                                                   N/A
            Growth (9/1/97)                                                   N/A
---------------------------------------------------------------------------------------------------------------------------
SOGEN VARIABLE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
            SoGen Overseas (9/1/97)                                           N/A
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
            Limited-Term Bond (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
            International Stock (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
            Worldwide Hard Assets (11/6/95)
===========================================================================================================================



* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.


       Nonstandard cumulative total returns for each Variable Account for the periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of the annual administrative expenses charge at an annual rate of 0.15%.



       These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

===========================================================================================================================
                                                                                                     For the period
                                                                                                          from
                                                                                                      beginning of
           Variable Account                       For the 1-year         FOR THE 3-YEAR             Variable Account
       (Date Variable Account                      period ended           PERIOD ENDED               operations to
          operations began)                          12/31/98               12/31/98                    12/31/98
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------------------
               MidCap Growth (11/6/95)
             Small Capitalization (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
---------------------------------------------------------------------------------------------------------------------------
            Equity Income (11/6/95)
            Growth (11/6/95)
            Money Market (11/6/95)*
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
---------------------------------------------------------------------------------------------------------------------------
            Asset Manager (11/6/95)
            Contrafund (11/6/95)
            Index 500 (11/6/95)
            Investment Grade Bond (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------
            Managed (11/6/95)
            Small Cap (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
---------------------------------------------------------------------------------------------------------------------------
            Royce Micro-Cap (9/1/97)                                          N/A
---------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------
            Equity (9/1/97)                                                   N/A
            Growth (9/1/97)                                                   N/A
---------------------------------------------------------------------------------------------------------------------------
SOGEN VARIABLE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
            SoGen Overseas (9/1/97)                                           N/A
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
            Limited-Term Bond (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
            International Stock (11/6/95)
---------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
            Worldwide Hard Assets (11/6/95)
===========================================================================================================================



* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE FIGURES

       The charts below show "adjusted" historical performance data for the Portfolios, including for periods prior to the inception of the Variable Accounts, based on the performance of each Portfolio since its inception date, with a level of charges equal to those currently assessed under the Contracts. THESE FIGURES ARE NOT AN INDICATION OF THE FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.


       Adjusted historical standard average annual total returns for periods since the inception of each Portfolio are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of the administration charge of $7.50 adjusted for average account size; and the deduction of the applicable contingent deferred sales load for the Visionary contract and the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.



=====================================================================================================================
          Portfolio                               For the    For the      For the     For the    For the period
(Date Portfolio operations began)                 1-year      3-year       5 -year     10-year   from beginning
                                                  period      period       period      period     of Portfolio
                                                   ended      ended        ended       ended       operations
                                                 12/31/98    12/31/98     12/31/98    12/31/98    to 12/31/98
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)
    Small Capitalization (9/20/88)                                                      N/A
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
---------------------------------------------------------------------------------------------------------------------
    Equity Income (10/9/86)
    Growth (10/9/86)
    Money Market (4/2/82)*
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
---------------------------------------------------------------------------------------------------------------------
    Asset Manager (9/6/89)                                                              N/A
    Contrafund (1/3/95)                                                      N/A        N/A
    Index 500 (8/27/92)                                                                 N/A
    Investment Grade Bond (12/5/88)
---------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------
    Managed (8/31/88)
    Small Cap (8/31/88)
---------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
---------------------------------------------------------------------------------------------------------------------

=====================================================================================================================
          Portfolio                               For the    For the      For the     For the    For the period
(Date Portfolio operations began)                 1-year      3-year       5 -year     10-year   from beginning
                                                  period      period       period      period     of Portfolio
                                                   ended      ended        ended       ended       operations
                                                 12/31/98    12/31/98     12/31/98    12/31/98    to 12/31/98
---------------------------------------------------------------------------------------------------------------------
    Royce Micro-Cap (12/27/96)                                   N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------
    Equity (11/6/86)
    Growth (12/31/92)                                                                   N/A
---------------------------------------------------------------------------------------------------------------------
SOGEN VARIABLE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
    SoGen Overseas (2/3/97)                                      N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------
    Limited-Term Bond (5/13/94)                                              N/A        N/A
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------
    International Stock (3/31/94)                                            N/A        N/A
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
    Worldwide Hard Assets (8/31/89)                                                     N/A
---------------------------------------------------------------------------------------------------------------------



* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


       Adjusted historical nonstandard average annual total returns for periods since the inception of each Portfolio are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the annual administrative expenses charge at the annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).


       These figures do not reflect the quarterly deduction of the administration charge and any applicable contingent deferred sales load which, if deducted, would reduce performance.

=====================================================================================================================

          Portfolio                              For the    For the      For the     For the    For the period
       (Date Portfolio                            1-year      3-year       5-year     10-year   from beginning
      operations began)                           period      period       period      period     of Portfolio
                                                   ended      ended        ended       ended       operations
                                                 12/31/98    12/31/98     12/31/98    12/31/98    to 12/31/98
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                                                              N/A
   Small Capitalization (9/20/88)
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
---------------------------------------------------------------------------------------------------------------------
    Equity Income (10/9/86)
    Growth (10/9/86)
    Money Market (4/2/82)*
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
---------------------------------------------------------------------------------------------------------------------
    Asset Manager (9/6/89)                                                              N/A
    Contrafund (1/3/95)                                                      N/A        N/A
    Index 500 (8/27/92)                                                                 N/A
    Investment Grade Bond (12/5/88)
---------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------
    Managed (8/31/88)
    Small Cap (8/31/88)
---------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
---------------------------------------------------------------------------------------------------------------------
    Royce Micro-Cap (12/27/96)                                   N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------
    Equity (11/6/86)
    Growth (12/31/92)                                                                   N/A
---------------------------------------------------------------------------------------------------------------------
SOGEN VARIABLE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
    SoGen Overseas (2/3/97)                                      N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------
    Limited-Term Bond (5/13/94)                                              N/A        N/A
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------
    International Stock (3/31/94)                                            N/A        N/A
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
    Worldwide Hard Assets (8/31/89)                                                     N/A
---------------------------------------------------------------------------------------------------------------------

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


       Adjusted historical standard cumulative total returns for periods since the inception of each Portfolio are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the applicable contingent deferred sales load for the Visionary contract and for the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.




=====================================================================================================================

          Portfolio                              For the    For the      For the     For the    For the period
       (Date Portfolio                            1-year      3-year       5 -year     10-year   from beginning
      operations began)                           period      period       period      period     of Portfolio
                                                   ended      ended        ended       ended       operations
                                                 12/31/98    12/31/98     12/31/98    12/31/98    to 12/31/98
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                                                               N/A
   Small Capitalization (9/20/88)
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
---------------------------------------------------------------------------------------------------------------------
    Equity Income (10/9/86)
    Growth (10/9/86)
    Money Market (4/2/82)*
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
---------------------------------------------------------------------------------------------------------------------
    Asset Manager (9/6/89)                                                              N/A
    Contrafund (1/3/95)                                                      N/A        N/A
    Index 500 (8/27/92)                                                                 N/A
    Investment Grade Bond (12/5/88)
---------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------
    Managed (8/31/88)
    Small Cap (8/31/88)
---------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
---------------------------------------------------------------------------------------------------------------------
    Royce Micro-Cap (12/27/96)                                   N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------
    Equity (11/6/86)
    Growth (12/31/92)                                                                   N/A
---------------------------------------------------------------------------------------------------------------------
SOGEN VARIABLE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------

=====================================================================================================================

          Portfolio                              For the    For the      For the     For the    For the period
       (Date Portfolio                            1-year      3-year       5-year     10-year   from beginning
      operations began)                           period      period       period      period     of Portfolio
                                                   ended      ended        ended       ended       operations
                                                 12/31/98    12/31/98     12/31/98    12/31/98    to 12/31/98
---------------------------------------------------------------------------------------------------------------------
    SoGen Overseas (2/3/97)                                      N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------
    Limited-Term Bond (5/13/94)                                              N/A        N/A
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------
    International Stock (3/31/94)                                            N/A        N/A
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
    Worldwide Hard Assets (8/31/89)                                                     N/A
---------------------------------------------------------------------------------------------------------------------




* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.



       Adjusted historical nonstandard cumulative total returns for periods since the inception of each Portfolio are as follows. These figures include:
the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).


       These figures do not reflect the quarterly deduction of the administration charge and the applicable contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.


=====================================================================================================================

          Portfolio                              For the    For the      For the     For the    For the period
       (Date Portfolio                            1-year      3-year       5 -year     10-year   from beginning
      operations began)                           period      period       period      period     of Portfolio
                                                   ended      ended        ended       ended       operations
                                                 12/31/98    12/31/98     12/31/98    12/31/98    to 12/31/98
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
---------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                                                              N/A
   Small Capitalization (9/20/88)
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
---------------------------------------------------------------------------------------------------------------------

=====================================================================================================================

          Portfolio                              For the    For the      For the     For the    For the period
       (Date Portfolio                            1-year      3-year       5 -year     10-year   from beginning
      operations began)                           period      period       period      period     of Portfolio
                                                   ended      ended        ended       ended       operations
                                                 12/31/98    12/31/98     12/31/98    12/31/98    to 12/31/98
---------------------------------------------------------------------------------------------------------------------
    Equity Income (10/9/86)
    Growth (10/9/86)
    Money Market (4/2/82)*
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
---------------------------------------------------------------------------------------------------------------------
    Asset Manager (9/6/89)                                                              N/A
    Contrafund (1/3/95)                                                      N/A        N/A
    Index 500 (8/27/92)                                                                 N/A
    Investment Grade Bond (12/5/88)
---------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------
    Managed (8/31/88)
    Small Cap (8/31/88)
---------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
---------------------------------------------------------------------------------------------------------------------
    Royce Micro-Cap (12/27/96)                                   N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------
    Equity (11/6/86)
    Growth (12/31/92)                                                                   N/A
---------------------------------------------------------------------------------------------------------------------
SOGEN VARIABLE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
SoGen Overseas (2/3/97)                                          N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------
T.ROWE PRICE FIXED INCOME SERIES, INC
---------------------------------------------------------------------------------------------------------------------
Limited-Term Bond (5/13/94)                                                  N/A        N/A
---------------------------------------------------------------------------------------------------------------------
T.ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------
International Stock (3/31/94)                                                N/A        N/A
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
Worldwide Hard Assets (3/31/89)                                                         N/A
=====================================================================================================================



*Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


                              NET INVESTMENT FACTOR


       The Net Investment Factor is an index that measures the investment performance of a Variable Account from one Business Day to the next. Each Variable Account has its own Net

Investment Factor, which may be greater or less than one. The Net Investment Factor for each Variable Account equals 1 plus the fraction obtained by dividing
(a) by (b) where:

       (a)    is the net result of:

              1. the investment income, dividends, and capital gains, realized or unrealized, credited at the end of the current Business Day; plus

              2. the amount credited or released from reserves for taxes attributed to the operation of the Variable Account; minus

              3. the capital losses, realized or unrealized, charged at the end of the current Business Day, minus

              4. any amount charged for taxes or any amount set aside during the Business Day as a reserve for taxes attributable to the operation or maintenance of the Variable Account; minus

              5. the amount charged for mortality and expense risk on that Business Day; minus

              6.     the amount charged for administration on that Business Day;
                     and

       (b) is the value of the assets in the Variable Account at the end of the preceding Business Day, adjusted for allocations and transfers to and withdrawals and transfers from the Variable Account occurring during that preceding Business Day.


                            VARIABLE ANNUITY PAYMENTS



       We determine the dollar amount of the first variable annuity payment in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a variable payout plan, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming the fixed payment is based on the minimum guaranteed 3.0% interest rate) will be the same. Later variable annuity payments, however, will vary to reflect the net investment performance of the Variable Account(s) that you or the Annuitant select.



       Annuity units measure the net investment performance of a Variable Account for purposes of determining the amount of variable annuity payments. On the Annuity Start Date, we use the adjusted Contract Value for each Variable Account to purchase annuity units at the annuity unit value for that Variable Account. The number of annuity units in each Variable Account then remains fixed unless an exchange of annuity units is made as described below. Each Variable Account has a separate annuity unit value that changes each

Business Day in substantially the same way as does the value of an accumulation unit of a Variable Account.


        We determine the dollar value of each variable annuity payment after the first by multiplying the number of annuity units of a particular Variable Account by the annuity unit value for that Variable Account on the Business Day immediately preceding the date of each payment. If the net investment return of the Variable Account for a payment period equals the pro-rated portion of the 3.0% annual assumed investment rate, then the variable annuity payment for that Variable Account for that period will equal the payment for the prior period. If the net investment return exceeds an annualized rate of 3.0% for a payment period, then the payment for that period will be greater than the payment for the prior period. Similarly, if the return for a period falls short of an annualized rate of 3.0%, then the payment for that period will be less than the payment for the prior period.


ASSUMED INVESTMENT RATE


       The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.0% per year. Under the Contract, the you may choose an assumed interest rate of 3.0%, 4.0% or 5.0% at the time you select a variable payout plan. We use the assumed investment rate to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or any Variable Account.


AMOUNT OF VARIABLE ANNUITY PAYMENTS


       The amount of the first variable annuity payment to a payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Start Date, the annuity payout plan option selected, and the Annuitant's age and sex (if applicable). The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.0% per year.



       The portion of the first monthly variable annuity payment derived from a Variable Account is divided by the annuity unit value for that Variable Account (calculated as of the date of the first monthly payment). The number of such units remain fixed during the annuity period, assuming that the Annuitant makes no exchanges of annuity units for annuity units of another Variable Account or to provide a fixed annuity payment.



       In any subsequent month, for any Contract, we determine the dollar amount of the variable annuity payment derived from each Variable Account by multiplying the number of annuity units of that Variable Account attributable to that Contract by the value of such annuity unit at the end of the valuation period immediately preceding the date of such payment.


       The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Variable Account (s) supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed investment rate referred to above. Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return of the appropriate Variable Accounts is greater or less than 3.0% per year. For example, for a Contract using only one Variable Account to generate variable annuity payments, if that Variable Account has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, then the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)


ANNUITY UNIT VALUE


       We calculate the value of an annuity unit at the same time that we calculate the value of an accumulation unit and we base it on the same values for fund shares and other assets and liabilities. (See "Separate Account Value" in the Prospectus.) The annuity unit value for each Variable Account's first valuation period was set at $100. We calculate the annuity unit value for a Variable Account for each subsequent valuation period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:


       (1)    is the accumulation unit value for the current valuation period;
       (2) is the accumulation unit value for the immediately preceding valuation period;
       (3) is the annuity unit value for the immediately preceding valuation period; and
       (4) is a special factor designed to compensate for the assumed investment rate of 3.0% built into the table used to compute the first variable annuity payment.

       The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of several variable annuity payments based on one Variable Account.


                               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.     Accumulation unit value for current
          valuation period..............................................................................$11.15
2.     Accumulation unit value for immediately preceding valuation period...............................$11.10
3.     Annuity unit value for immediately preceding
          valuation period.............................................................................$105.00
4.     Factor to compensate for the assumed
          investment rate of 3.0%.........................................................................9975

5.     Annuity unit value of current valuation
          period ((1) / (2)) x (3) x (4).............................................................$105.2093

                                   ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS

1.     Number of accumulation units at Annuity Start Date...............................................10,000
2.     Accumulation unit value .......................................................................$11.1500
3.     Adjusted Contract Value (1)x(2)................................................................$111,500
4.     First monthly annuity payment per $1,000
          of adj. Contract Value.........................................................................$5.89
5.     First monthly annuity payment (3)x(4) / 1,000 ..................................................$656.74
6.     Annuity unit value............................................................................$105.2093
7.     Number of annuity units (5)/(6)..................................................................6.2422
8.     Assume annuity unit value for second month equal to...........................................$105.3000
9.     Second monthly annuity payment (7)x(8)..........................................................$657.30
10.    Assume annuity unit value for third month equal to............................................$104.9000
11.    Third monthly annuity payment (7)x(10)..........................................................$654.81


                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS



       In the event of any such substitution or change, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our separate accounts, or the assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.



       We will continue to pay a Living Benefit under the Visionary Choice Contract and a Maturity Benefit under the Visionary Contract on Premium Payments allocated to an Eligible Variable Account if: the portfolio underlying an Eligible Variable Account changes its investment objective; we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the Separate Account and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account. (See the Prospectus for your Contract.)


RESOLVING MATERIAL CONFLICTS


       The Funds currently sell shares to registered separate accounts of insurance companies other than IL Annuity to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the Funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the Funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests in owning a Contract whose Contract Value is allocated to the Separate Account and of persons owning Contracts whose Contract Values are allocated to one or more other separate accounts investing in any one of the Funds. There is also the possibility that a material conflict may arise between the interests of Contract Owners generally, or certain classes of Contract Owners, and participating qualified retirement plans or participants in such retirement plans.



       We currently do not foresee any disadvantages to you that would arise from the sale of Fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, each management of the Funds will monitor events related to their Fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such Fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies.



       In addition, the management of the Funds will monitor the Funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable. In the event of such a conflict, the management of the appropriate Fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the Funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the Separate Account's investment in such Funds, as appropriate. (See the individual Fund prospectuses for greater detail.)



                     TERMINATION OF PARTICIPATION AGREEMENTS


       The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

THE ALGER AMERICAN FUND.  This agreement provides for termination:


-      on six months' advance written notice by any party;



- at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;



- at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code");



- at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

- at the option of the Fund or Fred Alger & Company, Inc. (the "Distributor"), upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;



- by IL Annuity upon a determination that either the Fund or the Distributor has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;



- by the Fund or the Distributor if the Contracts cease to qualify as annuity contracts or endowment contracts under the Code or if the Contracts are not registered, issued or sold in accordance with state and/or federal law; or



- on 180 days written notice upon a determination by any party that a material irreconcilable conflict exists.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FUND II. These agreements provide for termination:



-      on six months' advance written notice by any party;



- at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;



- at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;



- at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;



- at the option of the Fund or Fidelity Distributors Corporation (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;



- by IL Annuity upon a determination that either the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; or



- by the Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts.


OCC ACCUMULATION TRUST.  This agreement provides for termination:


-      on six months' advance written notice by any party;



- at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts;



- at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;



- at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

- at the option of the Fund upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;



- by IL Annuity upon a determination that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;



- by the Fund or IL Annuity if IL Annuity receives necessary regulatory approvals to substitute shares of another investment company as a funding vehicle for the Contracts;



-      by the Fund upon institution of certain proceedings against IL Annuity;



- at IL Annuity's option upon institution of certain administrative proceedings against the Fund or the Underwriter;



- by the Fund or IL Annuity upon a determination that certain irreconcilable conflicts exist; or



- at the option of the Fund or IL Annuity, upon the other party's material breach of any provision in the Participation Agreement.


ROYCE CAPITAL FUND.  This agreement provides for termination:


- at the option of IL Annuity or the Royce Trust (the "Trust") upon 180 days' notice;



- at the option of IL Annuity, if the Trust shares are not reasonably available to meet the requirements of the Contracts;



- at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust by the SEC, the National Association of Securities Dealers, Inc. ("NASD"), or any other regulatory body;



- at the option of the Advisor of the Trust or the Trust, upon the institution of certain formal proceedings against IL Annuity by the SEC, the NASD or any other regulatory body;



- in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;



- at the option of the Adviser of the Trust or the Trust, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;



- at the option of IL Annuity, upon the Trust's unremedied breach of any material provision of this agreement;



- at the option of the Adviser of the Trust or the Trust, upon IL Annuity's unremedied breach of any material provision of this agreement;



- at the option of the Adviser of the Trust or the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;



- in the event this agreement is assigned without the prior written consent of IL Annuity and the Trust.


SAFECO RESOURCE SERIES TRUST. This agreement shall terminate as to the sale and issuance of new Contracts:

- at the option of either IL Annuity or the SAFECO Trust ("Trust"), upon 180 days' advance written notice to the other;



- at the option of IL Annuity, upon ten days' advance written notice to the Trust if shares of the portfolios are not available for any reason to meet the requirements of the Contracts as determined by IL Annuity;



- at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust or Adviser by the SEC, NASD, or any other regulatory body;



- at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity or the principal underwriter for the Contracts by the SEC, the NASD or any other regulatory body;



- in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;



- upon the receipt of any necessary regulatory approvals, or the requisite vote of Contract owners having an interest in the portfolios, to substitute for shares of the portfolios the shares of another investment company in accordance with the terms of the applicable Contracts;



- at the option of the Trust, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;



- at the option of IL Annuity, upon the Trust's unremedied breach of any material provision of this agreement;



- at the option of the Trust, upon IL Annuity's unremedied breach of any material provision of this agreement;



- at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;



- in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust or Adviser.


SOGEN VARIABLE FUNDS, INC. This agreement shall continue in full force and effect until the first to occur of:


- termination by any party, for any reason with respect to the portfolio, by 120 days advance written notice delivered to the other parties; or



- termination by IL Annuity by written notice to the SoGen Fund and its Underwriter based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or



- termination by IL Annuity by written notice to the SoGen Fund and its Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or



- termination by the SoGen Fund or its Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or

- termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the SoGen Fund or Underwriter by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; or



- termination by IL Annuity by written notice to the SoGen Fund and its Underwriter in the event that the portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements of the Code; or



- termination by the SoGen Fund or its Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or



- termination by either the SoGen Fund or its Underwriter by written notice to IL Annuity if either one or both of the SoGen Fund or its Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or



- termination by IL Annuity by written notice to the SoGen Fund and its Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that the SoGen Fund, its Adviser, or its Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or is the subject of material adverse publicity; or



- termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts; or



- termination by any party in the event that the SoGen Fund's Board of Directors determines that a material irreconcilable conflict exists.


T. ROWE PRICE FIXED INCOME SERIES, INC. AND T. ROWE PRICE INTERNATIONAL SERIES, INC. These agreements provide for termination:


-      on six months' advance written notice by any party;



- at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;



- at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;



- at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;



- at the option of the Fund or T. Rowe Price Investment Services, Inc. (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;



- by IL Annuity upon a determination that either the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

- by the Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts;



- by the Fund or the Underwriter upon institution of certain proceedings against IL Annuity; or



- at IL Annuity's option upon institution of certain administrative proceedings against the Fund or the Underwriter.


VAN ECK WORLDWIDE INSURANCE TRUST.  This agreement provides for termination:


-      on six months' advance written notice by any party;



- at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;



- at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;



- at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;



- at the option of the Trust or Van Eck Associates Corporation (the "Adviser") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;



- by IL Annuity upon a determination that either the Trust or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;



- by IL Annuity, the Adviser or the Trust, upon institution of certain proceedings against the broker-dealers marketing the Contracts, the Adviser or the Trust;



- upon a decision by IL Annuity to substitute the Trust's shares with the shares of another investment company; or



-      upon assignment of the Agreement.



                                  VOTING RIGHTS



       We determine the number of votes you may cast by dividing your Contract Value in a Variable Account by the net asset value per share of the Portfolio in which that Variable Account invests. For each Annuitant, we determine the number of votes attributable to a Variable Account by dividing the liability for future variable annuity payments to be paid from that Variable Account by the net asset value per share of the portfolio in which that Variable Account invests. We calculate this liability for future payments on the basis of the mortality assumptions. We use your selected assumed investment rate in determining the number of annuity units of that Variable Account credited to the Annuitant's Contract and annuity unit value of that Variable Account on the date that we determine the number of votes. As we make variable annuity payments to the Annuitant, the liability for future payments decreases as does the number of votes.

       We determine the number of votes available to you or an Annuitant as of the date coincident with the date that the Fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by written communication prior to such meeting in accordance with the Fund's established procedures.



                           TAX STATUS OF THE CONTRACTS



       Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


       DIVERSIFICATION REQUIREMENTS. THE CODE REQUIRES THAT THE INVESTMENTS OF EACH INVESTMENT DIVISION OF THE SEPARATE ACCOUNT UNDERLYING THE CONTRACTS BE "ADEQUATELY DIVERSIFIED" IN ORDER FOR THE CONTRACTS TO BE TREATED AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES. IT IS INTENDED THAT EACH INVESTMENT DIVISION, THROUGH THE FUND IN WHICH IT INVESTS, WILL SATISFY THESE DIVERSIFICATION REQUIREMENTS.

       OWNER CONTROL. IN CERTAIN CIRCUMSTANCES, OWNERS OF VARIABLE ANNUITY CONTRACTS HAVE BEEN CONSIDERED FOR FEDERAL INCOME TAX PURPOSES TO BE THE OWNERS OF THE ASSETS OF THE SEPARATE ACCOUNT SUPPORTING THEIR CONTRACTS DUE TO THEIR ABILITY TO EXERCISE INVESTMENT CONTROL OVER THOSE ASSETS. WHEN THIS IS THE CASE, THE CONTRACT OWNERS HAVE BEEN CURRENTLY TAXED ON INCOME AND GAINS ATTRIBUTABLE TO THE VARIABLE ACCOUNT ASSETS. THERE IS LITTLE GUIDANCE IN THIS AREA, AND SOME FEATURES OF OUR CONTRACTS, SUCH AS THE FLEXIBILITY OF AN OWNER TO ALLOCATE PREMIUM PAYMENTS AND TRANSFER AMOUNTS AMONG THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, HAVE NOT BEEN EXPLICITLY ADDRESSED IN PUBLISHED RULINGS. WHILE WE BELIEVE THAT THE CONTRACTS DO NOT GIVE OWNERS INVESTMENT CONTROL OVER SEPARATE ACCOUNT ASSETS, WE RESERVE THE RIGHT TO MODIFY THE CONTRACTS AS NECESSARY TO PREVENT AN OWNER FROM BEING TREATED AS THE OWNER OF THE SEPARATE ACCOUNT ASSETS SUPPORTING THE CONTRACT.

       REQUIRED DISTRIBUTIONS. IN ORDER TO BE TREATED AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES, SECTION 72(s) OF THE INTERNAL REVENUE CODE REQUIRES ANY NON-QUALIFIED CONTRACT TO CONTAIN CERTAIN PROVISIONS SPECIFYING HOW YOUR INTEREST IN THE CONTRACT WILL BE DISTRIBUTED IN THE EVENT OF THE DEATH OF A HOLDER OF THE CONTRACT. THE NON-QUALIFIED CONTRACTS CONTAIN PROVISIONS THAT ARE INTENDED TO COMPLY WITH THESE CODE REQUIREMENTS, ALTHOUGH NO REGULATIONS INTERPRETING THESE REQUIREMENTS HAVE YET BEEN ISSUED. WE INTEND TO REVIEW SUCH PROVISIONS AND MODIFY THEM IF NECESSARY TO ASSURE THAT THEY COMPLY WITH THE APPLICABLE REQUIREMENTS WHEN SUCH REQUIREMENTS ARE CLARIFIED BY REGULATION OR OTHERWISE.

       OTHER RULES MAY APPLY TO QUALIFIED CONTRACTS.

                          SAFEKEEPING OF ACCOUNT ASSETS


       We hold the title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the Variable Accounts.



       An insurance company blanket bond covers our officers and employees. Travelers Casualty and Surety Company of America to Indianapolis Life Insurance Company and its various subsidiaries issue the bond. Our bond is in the amount of twenty million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.



                         DISTRIBUTION OF THE CONTRACTS



       IL Securities, Inc, P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as a distributor for the Contracts. IL Securities, Inc. is wholly-owned by the Indianapolis Life Group of Companies, Inc., which, in turn, is wholly-owned by Indianapolis Life Insurance Company. IL Securities, Inc. is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.



       We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but we reserve the right to discontinue the offering. Agents who sell the Contracts are licensed by applicable state insurance authorities to sell the Contracts and are registered representatives of IL Securities, Inc. or broker-dealers having selling agreements with IL Securities, Inc. or broker-dealers having selling agreements with such broker-dealers.



       We may pay a sales commissions to broker-dealers up to an amount equal to 7.2% of the Premium Payments paid under a Contract. We may also pay asset-based trailer commissions of up to 1.25%. We may pay up to 1.25% of Premium Payments to IL Securities to compensate it for certain distribution expenses. We expect the broker-dealers to compensate sales representatives in varying amounts from these commissions. We may pay other distribution expenses such as production incentive bonuses, an agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts other than those described in the prospectus under "Fees and Charges." IL Securities, Inc. received and retained $______ in underwriting commissions during fiscal year 1998, $637,722.49 in fiscal year 1997, and $195,937.53 in fiscal year 1996.



                                  LEGAL MATTERS



       Janis B. Funk, Counsel Company, has passed upon all matters relating to Massachusetts law pertaining to the Contracts, including the validity of the Contracts and the

Company's authority to issue the Contracts. Sutherland Asbill & Brendan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.



                                     EXPERTS



       Ernst & Young LLP, independent auditors, have audited the balance sheets of IL Annuity and Insurance Company as of December 31, 1998, 1997 and 1996 and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998 and the statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1998, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the period then ended, appearing in this Statement of Additional Information and Registration Statement. These are set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                OTHER INFORMATION


       We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)                 FINANCIAL STATEMENTS
                    All required financial statements are included in Part B of this Registration Statement.

(b)                 EXHIBITS
       (1) Certified resolution of the Board of Directors of IL Annuity and Insurance Company (the "Company") authorizing establishment of IL Annuity and Insurance Co. Separate
                    Account 1 (the "Separate Account").3/
       (2)          Not applicable.
       (3)(a)       Form of Distribution Agreement among the Company, the
                    Separate Account and IL Securities, Inc. ("IL
                    Securities").3/
          (b)       Form of Sales Agreement among the Company, IL Securities,
                    Inc. and a broker-dealer.3/
       (4)(a)  (i)  Form of Contract for the Visionary Flexible Premium Deferred
                    Variable Annuity.4/
               (ii) Form of Contract for the Visionary Choice Flexible Premium
                    Deferred Variable Annuity.1/
          (b)       Form of Qualified Plan Endorsement, IRA Endorsement,
                    Endorsement for Qualified 403(b) Annuity, Unisex Rider,
                    Additional Waiver of Withdrawal Charge Rider -
                    Hospitalization, Additional Waiver of Withdrawal Charge
                    Rider - Terminal Illness, Additional Waiver of Withdrawal
                    Charge Rider - Long Term Care, Additional Waiver of
                    Withdrawal Charge Rider - Post Secondary Education.4/
          (c)       Form of Roth IRA Endorsement.3/
       (4)(d)       Endorsement to contract dated May 1997.4/
       (5)(a)       Form of Application for the Visionary Flexible Premium
                    Deferred Variable Annuity.4/
          (b)       Form of Application for the Visionary Choice Flexible
                    Premium Deferred Variable Annuity.1/
       (6)(a)       Articles of Incorporation of IL Annuity and Insurance
                    Company.4/
          (b)       By-Laws of IL Annuity and Insurance Company.4/
       (7)          Not Applicable.
       (8)(a)       Form of Participation Agreement between Fidelity Variable
                    Insurance Products Fund and IL Annuity and Insurance
                    Company.3/
          (b)       Form of Participation Agreement between Fidelity Variable
                    Insurance Products Fund II and IL Annuity and Insurance
                    Company.3/
          (c)       Form of Participation Agreement between Van Eck Investment
                    Trust and IL Annuity and Insurance Company.3/
          (d)       Form of Participation Agreement between T. Rowe Price
                    International Series, Inc. and IL Annuity and Insurance
                    Company.3/
          (e)       Form of Participation Agreement between T. Rowe Price Fixed
                    Income Series, Inc. and IL Annuity and Insurance Company.3/

          (f)       Form of Participation Agreement between Quest for Value
                    Accumulation Trust and IL Annuity and Insurance Company.3/
          (g)       Form of Participation Agreement between The Alger American
                    Fund and IL Annuity and Insurance Company.3/
          (h)       Form of Services Agreement between Financial Administration
                    Services, Inc. and IL Annuity and Insurance Company.4/
          (i)       Participation Agreement between Royce Capital Fund and IL
                    Annuity and Insurance Company. 2/
          (j)       Participation Agreement among SAFECO Resource Series Trust,
                    SAFECO Asset Management Company, and IL Annuity and
                    Insurance Company. 2/
          (k)       Participation Agreement among SoGen Variable Funds, Inc.,
                    Societe Generale Securities Corporation, and IL Annuity and
                    Insurance Company.2/
          (l)       Form of Services Agreement between USA Administration
                    Services, Inc. and IL Annuity and Insurance Company. 2/
     (9)            Opinion and Consent of Janis B. Funk, Esq.5/
     (10) (a)       Consent of Sutherland Asbill & Brennan LLP.5/
          (b)       Consent of Ernst & Young LLP. 5/
     (11)           No financial statements will be omitted from Item 23.
     (12)           Not applicable.
     (13)           Schedule of Performance Computations. 2/
     (14)           Not applicable.
     (15)           Powers of Attorney. 3/

------------------------


1/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 2 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on October 23, 1996 (File No. 33-89028).
2/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 5 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on August 8, 1997 (File No. 33-89028).
3/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 6 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 30, 1998 (File No. 33-89028).
4/ Filed herewith.
5/ To be filed by subsequent amendment.

ITEM 25.  DIRECTORS AND OFFICERS OF IL ANNUITY AND INSURANCE COMPANY

Name and Principal Business Address*                 Position and Office with Depositor
------------------------------------                 -----------------------------------
Larry R. Prible                                      Chairman of the Board and Director
Gregory J. Carney                                    President, Chief Executive Officer and
                                                       Director
Lisa Foxworthy-Parker                                Secretary
John J. Fahrenbach                                   Director
Larry A. Halbach                                     Director
Garrett P. Ryan                                      Director
Stephen J. Shorrock**                                Director
Karla K. Vest                                        Director
Richard G. Darragh                                   Controller
Gene E. Trueblood                                    Treasurer
Rebecca Rissen                                       Assistant Secretary

* Unless otherwise indicated, the principal business address is 2960 North Meridian Street, Indianapolis, Indiana 46208.
** Principal business address is 65 Froehlich Farm Blvd., Woodbury, NY
11797-9847.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                                                                   Percent of Voting
Name                                       Jurisdiction            Securities Owned                    Principal Business
----                                       ------------            ----------------                    ------------------
Indianapolis Life                           Indiana                   Mutual Company                    Life & Health
   Insurance Company*                                                                                     Insurance
   ("Indianapolis Life")
American United Life                        Indiana                   Mutual Company                    Life & Health
    Insurance Company                                                                                     Insurance
    ("American United")
The Indianapolis Life Group                 Indiana                   Indianapolis Life (71.43%)        Holding Company
   of Companies, Inc.                                                 American United (28.41%)
   ("The Indianapolis Group")
IL Securities, Inc.*                        Indiana                   All voting securities             Broker/Dealer
                                                                      owned by The
                                                                      Indianapolis Group
IL Term Insurance                           Indiana                   All voting securities             Life & Health
  Company*                                                            owned by The                      Insurance
                                                                      Indianapolis Group
Bankers Life Insurance                      New York                  All voting securities             Life & Health
   Company of New York*                                               owned by                          Insurance
                                                                      Indianapolis Life
Western Security Life                       Arizona                   All voting securities             Life & Health
   Insurance Company*                                                 owned by Indianapolis             Insurance
                                                                      Life

*  Files Separate Financial Statements.

ITEM 27.  NUMBER OF CONTRACTOWNERS

     As of December 31, 1998 there were a total of _____Visionary Contracts in force -- ____ non-qualified and _____ qualified and a total of _____ Visionary Choice Contracts in force -- ___ non-qualified and ___ qualified.

ITEM 28.  INDEMNIFICATION

     The By-Laws of IL Annuity and Insurance Company provide, in Article X, as follows:

                                    ARTICLE X
                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

     Any director or officer or his legal representative shall be indemnified by the Company against reasonable expenses including the cost of any settlement and counsel fees paid or incurred in connection with any action, suit or proceeding to which any such director or officer or his legal representative may be made a party by reason of his being or having been such director or officer, provided it shall not be determined by a final determination thereof on the merits that such director or officer was in any substantial way derelict in the performance of his duties, or provided that such action, suit or proceeding shall be settled without a final determination on the merits and it shall be determined that such officer or director had not in any substantial way been derelict in the performance of his duties as charged therein, such determination to be made by a majority of the members of the Board of Directors who were not parties to such action, suit or proceedings, though less than a quorum, or by any one or more disinterested persons to whom the question may be referred by the Board of Directors. The foregoing right of indemnification shall not be exclusive of any other rights to which any director or officer may be entitled as a matter of law or which may be lawfully granted to him.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) IL Securities, Inc. is the registrant's principal underwriter.
(b) Officers and Directors of IL Securities, and their addresses, are as follows:

Name and Principal              Positions and Offices                   Positions and Offices
Business Address*               With the Underwriter                    with Registrant
------------------              ---------------------                   ---------------------
Larry R. Prible                     Chairman of the Board                 Chairman of the Board
Gregory J. Carney                   President, Chief Executive            President, Chief Executive
                                      Officer and Director                 Officer and Director
Lisa Foxworthy-Parker               Secretary and Director                Secretary
William L. Boyd                     Director                              Director
John J. Fahrenbach                  Director                              Director
Garrett P. Ryan                     Director                              Director
Joe C. Lowe                         Vice-President                        None
Gene E. Trueblood                   Treasurer                             Treasurer

* All of the persons listed above have as their principal business address: P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208.

(c)(1)                (2)                       (3)                         (4)               (5)
Name of         Net Underwriting
Principal       Discounts and             Compensation on               Brokerage
Underwriter     Commissions               Redemption                    Commissions       Compensation
------------    ----------------          ----------------              -----------       ------------
IL Securities,     $
   Inc.             ----------

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into a selling agreement with the principal underwriter, or broker-dealers having selling agreements with such broker-dealers with respect to the sales of the Visionary and Visionary Choice Contracts.

ITEM 30.  LOCATION OF BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by IL Annuity and Insurance Company at its home office and, with regard to the Visionary Contract, at the offices of Financial Administrative Services, Inc., 1290 Silas Deane Highway, Wethersfield, CT 06109-4303, and with regard to the Visionary Choice Contract, at the offices of USA Administration Services, Inc., P.O. Box 29163, Overland Park, KS 66201.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to IL Annuity and Insurance Company for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

     (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IL Annuity and Insurance Co. Separate Account 1, certifies that it has caused this Post-Effective Amendment No. 7 to its registration statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana, on this 26th day of February, 1999.

                                    IL ANNUITY AND INSURANCE CO.
                                    SEPARATE ACCOUNT 1 (Registrant)

Attest: /s/ Janis B. Funk                         By: /s/ Gregory J. Carney
       -------------------                            ------------------------
            Janis B. Funk                                 Gregory J. Carney
                                                          President

                                    By: IL ANNUITY AND INSURANCE
                                         COMPANY (Depositor)

Attest: /s/ Janis B. Funk                         By: /s/ Gregory J. Carney
       -------------------                            -------------------------
            Janis B. Funk                                 Gregory J. Carney
                                                          President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


     Signature                                       Title                      Date
     ---------                                       -----                      ----
                           *
---------------------------         Chairman of the Board and                   February 26, 1999
Larry R. Prible                                Director

                           *
---------------------------         President, Chief Executive                  February 26, 1999
Gregory J. Carney                              Officer and Director

                           *
---------------------------         Treasurer                                   February 26, 1999
Gene E. Trueblood                           (Principal Financial Officer)

                           *
---------------------------         Controller                                  February 26, 1999
Richard G. Darragh                          (Chief Accounting Officer)

---------------------------*        Director                                    February 26, 1999
John J. Fahrenbach

---------------------------*        Director                                    February 26, 1999
Larry A. Halbach

---------------------------*        Director                                    February 26, 1999
Garrett P. Ryan

---------------------------*        Director                                    February 26, 1999
Stephen J. Shorrock

---------------------------*        Director                                    February 26, 1999
Karla K. Vest

/s/ Janis B. Funk                   On February 26 , 1999, as Attorney-in-Fact pursuant
---------------------------
* By Janis B. Funk                  to powers of attorney filed herewith.


                                  EXHIBIT INDEX

Exhibit 4(a)(i) Form of Contract for Visionary Flexible Premium Deferred
                Variable Annuity

Exhibit 4(b) Form of Qualified Plan Endorsement, IRA Endorsement, Endorsement for Qualified 403(b) Annuity, Unisex Rider, Additional Waiver of Withdrawal Charge Rider- Hospitalization, Additional Waiver of Withdrawal Charge Rider- Terminal Illness, Additional Waiver of Withdrawal Charge Rider- Long Term Care, Additional Waiver of Withdrawal Charge Rider- Post Secondary Education

Exhibit 4(d)    Endorsement to Contract dated May 1997

Exhibit 5(a) Form of Application for the Visionary Flexible Premium Deferred Variable Annuity

Exhibit 6(a)    Articles of Incorporation of IL Annuity and Insurance Company

Exhibit 6(b)    By-Laws of IL Annuity and Insurance Company

Exhibit 8(h) Form of Services Agreement between Financial Administration Services, Inc. and IL Annuity and Insurance Company